As filed with the Securities and Exchange	Registration No. 333-111686
Commission on April 16, 2008	Registration No. 811-08524

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 7	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT EQ
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380
(610) 425-3404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 28, 2008 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered: Deferred Combination Variable and Fixed Annuity Contracts

ING USA Annuity and Life Insurance Company Separate Account EQ Individual Flexible Premium Deferred Variable Annuity

EQUI-SELECT

April 28 , 2008


This prospectus describes an individual flexible premium deferred variable Contract (the “Contract”) issued by
ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). Prior to
January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”). (See
“ING USA Annuity and Life Insurance Company” for information about the merger of Equitable Life with and into
ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“non-qualified
Contracts”). We do not currently offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract are listed on the next page.

You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment. See “Charges and Fees” for a more complete description of the surrender charge.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 2830, 2008 , has been filed with the
Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-
0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in a Trust or Fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

The investment portfolios available under your Contract are:

ING Investors Trust	ING Partners, Inc.
ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Asset Allocation Portfolio	ING Columbia Small Cap Value II Portfolio (Service Class)
ING American Funds Bond Portfolio	ING Davis New York Venture Portfolio (Service Class)
ING American Funds Growth Portfolio	ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Oppenheimer Global Portfolio (Service Class)
ING American Funds International Portfolio	ING Templeton Foreign Equity Portfolio (Service Class)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Evergreen Health Sciences Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service Class)
ING Focus 5 Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING Variable Funds
ING Franklin Mutual Shares Portfolio (Class S)	ING VP Growth and Income Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)
ING Global Real Estate Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Global Resources Portfolio (Class S)	ING BlackRock Global Science and Technology Portfolio
ING Janus Contrarian Portfolio (Class S)	(Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING International Index Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Class S)	ING Lehman Brothers U. S. Aggregate Bond Index Portfolio
ING LifeStyle Aggressive Growth Portfolio (Class S)	(Class S)
ING LifeStyle Growth Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Liquid Assets Portfolio (Class S)	ING VP Small Company Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)	ING WisdomTreeSM Global High-Yielding Equity Index
ING Marsico International Opportunities Portfolio (Class S)	Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)	ING Variable Products Trust
ING Multi-Manager International Small Cap Equity Portfolio	ING VP MidCap Opportunities Portfolio (Class S)
(Class S)
ING Oppenheimer Main Street Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class S)
ING PIMCO Core Bond Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)	BlackRock Variable Series Funds, Inc.
ING Templeton Global Growth Portfolio (Class S)	BlackRock Global Allocation V.I. Portfolio (Class III)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)	Fidelity Variable Insurance Products
ING Van Kampen Capital Growth Portfolio (Class S)	Fidelity VIP Contrafund Portfolio (Service Class 2)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)

TABLE OF CONTENTS


Equi-Select - EQUI

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page

Accumulation Unit	4
Annuitant	11
Annuity Start Date	10
Cash Surrender Value	14
Contract Date	10
Contract Owner	11
Contract Value	14
Contract Year	10
Death Benefit	21
Free Withdrawal Amount	7
Net Investment Factor	4
Net Rate of Return	4


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract

Accumulation Phase	Accumulation Period
Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date
Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing
Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value
Contract Date	Issue Date
Contract Year	Contract Anniversary Date
Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge
Systematic Withdrawals	Automatic Withdrawals

Equi-Select - EQUI	1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the
Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of each premium payment)	8%[1]
Transfer Charge	$25 per transfer[2]

1 The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

2 We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Periodic Fees and Expenses

Annual Contract Administrative Charge	$30

Separate Account Annual Charges (as a percentage of average daily net asset values)

Mortality and Expense Risk Charge	1.25%
Asset-Based Administrative Charge	0.15%
Total Separate Account Charges	1.40%


Trust or Fund Expenses
The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2007 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1] , and other	0.54%	1.50%
expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or
Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.
These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Equi-Select - EQUI	2

Example:
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the
Trusts or Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,101	$1,521	$1,966	$3,294
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,101	$1,521	$1,966	$3,294
3) If you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$301	$921	$1,566	$3,294

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown. Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract Provisions – Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses”
for more information.

Equi-Select - EQUI	3

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock
Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment
Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed
Financial Information.

Net Investment Factor
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

1)	We take the net asset value of the subaccount at the end of each business day.

2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

3)	We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

4)	We then subtract the daily charges from the subaccount: the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the related statements of operations and the statements of changes of
Separate Account EQ and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988. Prior to January 1,
2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In
connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING
USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account
EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and

Equi-Select - EQUI	4

policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the
Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ.
If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies)
merged with and into ING USA Annuity and Life Insurance Company (“ING USA”), and ING USA assumed responsibility for Equitable Life’s obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is an indirect wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V., (“ING”), a global financial services holding company based in The Netherlands.
ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York.
Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING Investors
Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING
Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the
ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

ING USA’s principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters
As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.
Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-
competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Equi-Select - EQUI	5

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities
Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix
B - The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-
Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds)
may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and
Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your

Equi-Select - EQUI	6

financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any
other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the
Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Surrender Charges Deducted from the Contract Value
For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the
Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges.
The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

Free Withdrawal Amount. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

·	earnings (contract value less unliquidated purchase payments);

·	premium payments in the Contract for more than eight years, and

·	an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

Equi-Select - EQUI

7

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax
Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the
Contract and we will impose a surrender charge and any associated premium tax.

Premium Taxes. We may make a charge for state and local premium taxes depending on the contract owner’s state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

Transfer Charge. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge.
The charge will not apply
to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur when processing transfers.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the
Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the
Company.

The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

Equi-Select - EQUI

8

Asset-Based Administrative Charge. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of
.000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Equi-Select - EQUI

9

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

· Fidelity Variable Insurance Product Portfolios;

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The
Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and
Funds in which the subaccounts funded by Separate Account EQ invest.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all

Equi-Select - EQUI

10

deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person.
The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary.
All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

Equi-Select - EQUI

11

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract
We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified
Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of
$500,000 or for total payments in excess of $1,500,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

Crediting of Premium Payments
We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined

Equi-Select - EQUI

12

after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you.
Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses)
into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper

Equi-Select - EQUI

13

completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.

2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3)	We add (1) and (2).

4)	We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

5)	We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center.
After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid
Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value.
You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options.
We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts
Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.

Equi-Select - EQUI

14

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account
EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate
Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv)
restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See “Charges and Fees ¾ Surrender
Charges Deducted from the Contract Value¾ Surrender Charge for Excess Withdrawals.” You need to submit to us a written request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the “Suspension of Payments or Transfers” provision is in effect. Definitive guidance on the proper federal tax treatment of the Market Value
Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value
Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid
Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Equi-Select - EQUI

15

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

Systematic Withdrawals
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken pro-rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.
Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

Equi-Select - EQUI

16

Texas Optional Retirement Program A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

1)	If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request.

2)	We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Reduction or Elimination of the Surrender Charge
The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

1)	The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2)	The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

3)	Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the
Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. The minimum amount you may transfer is $100, or if less, your account value.

Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

· Increased trading and transaction costs;

Equi-Select - EQUI

17

  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

Equi-Select - EQUI

18

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

Equi-Select - EQUI

19

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100.
You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing
If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.
Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

Equi-Select - EQUI

20

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

DEATH BENEFIT

Death Benefit During the Accumulation Phase
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service
Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetime (see “Withdrawals¾
Systematic Withdrawals” above). A beneficiary’s right to elect an income phase payment option or receive a lump-
sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract
Owner’s Death” below. Interest earned on this account may be less than interest paid on other settlement options.

We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service
Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below.

Death Proceeds
If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

1)	the contract value;

2)	the total premium payments made under the Contract after subtracting any withdrawals; or

3)	the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

1)	the contract value;

2)	the total premium payments made under the Contract after subtracting any withdrawals; or

3)	the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

Equi-Select - EQUI

21

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

1)	the beneficiary elects to have the death proceeds:

	(a)	payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

	(b)	payable beginning within one year of the date of death; or

2)	if the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Death of the Annuitant

1)	If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

2)	If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Death of Owner

1)	If any owner of the Contract dies before the annuity start date, the following applies:

	(a)	If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant.

	(b)	If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:

		(i)	within 5 years of the deceased owner’s death; or

		(ii)	over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate.

Equi-Select - EQUI

22

2)	If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

3)	If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death.

4)	For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of
Section 72(s) of the Tax Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows:
(a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and
(ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by
ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

Equi-Select - EQUI

23

THE ANNUITY OPTIONS

Selecting the Annuity Start Date
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the
Contract will not be considered an annuity for federal tax purposes. See “Federal Tax Considerations” and the SAI.
For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

Selecting a Payment Plan
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

1)	any applicable taxes not previously deducted; less

2)	the withdrawal charge, if any; less

3)	the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company’s Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company’s Customer Service Center, subject to any payments or actions taken by the Company before the recording.

Fixed Payment Plans
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the
Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

Equi-Select - EQUI

24

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan.
The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

Annuity Payment Plans

Plan A.	Interest

Option 1		The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.
Option 2		The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.

Plan B.	Fixed Period	The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

Plan C.	Life Income	The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which
Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments or Transfers
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months)
for withdrawals or transfers for any period when:

1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)	trading on the New York Stock Exchange is restricted;

3)	an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;

4)	when the Company’s Customer Service Center is closed; or

Equi-Select - EQUI

25

5)	during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

In Case of Errors in Your Application
If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes - Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.


Free Look
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the greater of the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid.
Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc.
(“FINRA ”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.


Equi-Select - EQUI

26

The following is a list of broker/dealers that are affiliated with the Company:

·	Bancnorth Investment Group, Inc.	·	ING Financial Partners, Inc.
·	Directed Services LLC	·	ING Funds Distributor, LLC
·	Financial Network Investment Corporation	·	ING Investment Management Services LLC
·	Guaranty Brokerage Services, Inc.	·	ING Private Wealth Management LLC
·	ING America Equities, Inc.	·	Multi-Financial Securities Corporation
·	ING DIRECT Securities, Inc.	·	PrimeVest Financial Services, Inc.
·	ING Financial Advisers, LLC	·	ShareBuilder Securities Corporation
·	ING Financial Markets LLC	·	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

Equi-Select - EQUI

27

  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	LPL Financial Corporation	14.	Wells Fargo Investments, LLC
2.	ING Financial Partners, Inc.	15.	Raymond James Financial Services, Inc.
3.	Citigroup Global Markets, Inc.	16.	ING Financial Advisers, LLC
4.	ING Financial Partners, Inc. - CAREER	17.	Chase Investment Services Corporation
5.	Morgan Stanley & Co. Incorporated	18.	Woodbury Financial Services Inc.
6.	PrimeVest Financial Services, Inc.	19.	Morgan Keegan and Company Inc.
7.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20.	Royal Alliance Associates, Inc.
8.	UBS Financial Services, Inc.	21.	Securities America, Inc.
9.	A. G. Edwards & Sons, Inc.	22.	National Planning Corporation
10.	Financial Network Investment Corporation	23.	Banc of America Investment Services Inc.
11.	Wachovia Securities, LLC	24.	Centaurus Financial Inc.
12.	Multi-Financial Securities Corporation	25.	MML Investors Services, Inc.
13.	Wachovia Securities, LLC – Bank

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the
1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from

Equi-Select - EQUI

28

all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the Contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Equi-Select - EQUI

29

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Equi-Select - EQUI

30

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Equi-Select - EQUI

31

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed by August 31, 2012. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for

Equi-Select - EQUI

32

purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Section 401, 408 or408A,and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).
The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may

Equi-Select - EQUI

33

permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Equi-Select - EQUI

34

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, transfersand death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code Section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

Equi-Select - EQUI

35

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.
A partial
distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Equi-Select - EQUI

36

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity
Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the
10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), Roth 401(k), 403(a) and IRAs
only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.
These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

Equi-Select - EQUI

37

Required Distributions Upon Death (Section 401(a), 401(k), Roth 401(k), 403(a), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code
Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), Roth 401(k) and 403(a). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Equi-Select - EQUI

38

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Enhanced Death Benefits

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Equi-Select - EQUI

39

STATEMENT OF ADDITIONAL INFORMATION

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to our Customer Service Center. The address is shown on the cover.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

Name

Social Security Number

Street Address

City, State, Zip

_ Equi-Select _ _ __ - _ EQUI _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ 04/28/2008_ _ _ _ _

Equi-Select - EQUI

40

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (“AUV”)
at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.37	$11.36	$10.15
Value at end of period	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	42,012	57,401	78,538
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.15	$11.97	$10.28
Value at end of period	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	191,203	155,999	108,299
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.01	$11.00	$10.37
Value at end of period	$12.99	$13.01	$11.00
Number of accumulation units outstanding at end of period	33,790	28,937	4,574
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
Value at beginning of period	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01	$15.41
Value at end of period	$22.65	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01
Number of accumulation units outstanding at end of period	1,240,402	1,654,764	2,214,760	2,915,813	3,525,386	3,960,030	4,782,460	5,518,726	6,297,935	6,865,904
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.43	$10.99	$10.11
Value at end of period	$12.80	$12.43	$10.99
Number of accumulation units outstanding at end of period	211,798	190,740	40,605
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.99	$12.02	$10.09
Value at end of period	$14.32	$12.99	$12.02
Number of accumulation units outstanding at end of period	372,190	315,687	180,174
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.39	$12.33	$10.03
Value at end of period	$16.94	$14.39	$12.33
Number of accumulation units outstanding at end of period	355,571	298,734	167,564

EquiSelect

A1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.51	$11.01	$9.98
Value at end of period	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	47,847	41,706	37,956
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.29	$11.63	$10.12
Value at end of period	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	39,565	57,435	80,332
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.83	$11.18	$10.07
Value at end of period	$13.19	$12.83	$11.18
Number of accumulation units outstanding at end of period	12,976	16,543	3,096
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.45	$11.45	$10.94	$10.15	$7.53	$10.02	$10.55	$10.00
Value at end of period	$12.23	$12.45	$11.45	$10.94	$10.15	$7.53	$10.02	$10.55
Number of accumulation units outstanding at end of period	359,985	547,882	717,087	1,064,426	926,219	657,418	576,108	363,669
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.05	$10.23
Value at end of period	$10.21	$10.05
Number of accumulation units outstanding at end of period	43,011	26,610
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.13	$9.91	$10.06
Value at end of period	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	31,415	21,490	659
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$11.26	$10.26
Value at end of period	$13.53	$12.64	$11.26
Number of accumulation units outstanding at end of period	12,257	17,865	11,318
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.76	$11.29	$10.90
Value at end of period	$12.94	$11.76	$11.29
Number of accumulation units outstanding at end of period	136	136	2,428
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.26	$12.02	$10.22
Value at end of period	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	1,224,963	392,187	464,047
ING FMRSM MID CAP GROWTH PORTFOLIO
Value at beginning of period	$26.19	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52
Value at end of period	$26.15	$26.19	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43
Number of accumulation units outstanding at end of period	1,571,770	2,056,755	2,838,456	3,732,995	4,553,302	4,997,660	6,138,195	6,870,355	5,971,726	5,924,179

EquiSelect

A2

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.93	$9.94
Value at end of period	$11.06	$10.93
Number of accumulation units outstanding at end of period	83,951	21,344
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.53
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	28,551
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.62	$11.17
Value at end of period	$12.45	$13.62
Number of accumulation units outstanding at end of period	45,655	6,151
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28	$18.34
Value at end of period	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28
Number of accumulation units outstanding at end of period	102,290	104,519	125,295	73,594	70,368	82,414	20,494	15,095	54,852	23,848
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.30	$11.42	$10.72
Value at end of period	$13.30	$12.30	$11.42
Number of accumulation units outstanding at end of period	5,255	4,583	19,303
ING INTERNATIONAL GROWTH OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29	$9.90
Value at end of period	$16.01	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29
Number of accumulation units outstanding at end of period	846,525	1,100,553	1,497,223	2,123,982	2,319,001	2,652,840	3,140,799	3,578,605	3,737,771	4,170,416
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.82	$12.21	$10.53
Value at end of period	$17.66	$14.82	$12.21
Number of accumulation units outstanding at end of period	250,191	34,345	16,458
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during February 1998)
Value at beginning of period	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28	$10.00
Value at end of period	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28
Number of accumulation units outstanding at end of period	269,678	272,799	296,509	300,759	312,448	306,642	331,242	375,616	414,703	81,838
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.51	$11.24	$9.99
Value at end of period	$14.62	$13.51	$11.24
Number of accumulation units outstanding at end of period	27,358	46,570	42,044

EquiSelect

A3

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.09	$11.38	$10.09
Value at end of period	$12.69	$13.09	$11.38
Number of accumulation units outstanding at end of period	38,982	41,622	8,273
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.59	$10.64	$10.40
Value at end of period	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	8,083	15,367	2,591
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.11	$11.86	$10.01
Value at end of period	$17.35	$15.11	$11.86
Number of accumulation units outstanding at end of period	176,800	150,646	75,289
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$11.92	$10.40
Value at end of period	$12.51	$12.93	$11.92
Number of accumulation units outstanding at end of period	3,679	5,226	1,377
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.08	$11.50	$10.28
Value at end of period	$11.20	$12.08	$11.50
Number of accumulation units outstanding at end of period	55,746	63,309	41,817
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.33	$11.45	$10.58
Value at end of period	$13.57	$13.33	$11.45
Number of accumulation units outstanding at end of period	312,839	224,566	46,558
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.77	$11.21	$10.15
Value at end of period	$13.08	$12.77	$11.21
Number of accumulation units outstanding at end of period	632,520	491,700	91,554
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.22	$10.93	$10.23
Value at end of period	$12.62	$12.22	$10.93
Number of accumulation units outstanding at end of period	500,800	390,526	111,247
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.80	$10.74	$10.05
Value at end of period	$12.21	$11.80	$10.74
Number of accumulation units outstanding at end of period	328,448	266,912	88,354

EquiSelect

A4

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during August 1998)
Value at beginning of period	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77	$16.41
Value at end of period	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77
Number of accumulation units outstanding at end of period	371,937	477,307	720,716	1,026,012	1,408,962	1,872,146	1,655,739	1,582,942	2,225,986	2,627,993
ING LIQUID ASSETS PORTFOLIO
(Fund first available during August 1998)
Value at beginning of period	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33	$14.14
Value at end of period	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33
Number of accumulation units outstanding at end of period	648,399	685,672	877,404	995,189	1,471,076	2,484,858	2,632,853	2,196,941	3,594,722	2,338,381
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	85,199	122,549	161,832	293,846	325,880	325,164	356,036	261,822
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29	$13.03
Value at end of period	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29
Number of accumulation units outstanding at end of period	1,717,327	2,227,307	2,934,411	3,759,407	4,384,496	4,849,912	5,960,686	6,778,262	6,813,472	5,276,364
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.18	$12.42	$10.02
Value at end of period	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	26,557	15,279	4,534
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10
Value at end of period	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72
Number of accumulation units outstanding at end of period	3,037,057	3,893,358	5,275,066	6,547,364	7,715,877	8,639,777	9,848,165	10,447,290	11,904,647	12,496,328
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.70	$11.40	$10.07
Value at end of period	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	125,033	72,095	20,077
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.88	$11.97	$10.08
Value at end of period	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	38,612	28,769	11,856
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87
Value at end of period	$25.14	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89
Number of accumulation units outstanding at end of period	2,869,079	3,682,236	4,948,856	6,387,483	7,848,496	9,139,249	11,117,780	12,794,990	13,175,088	14,188,265
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09	$11.87
Value at end of period	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09
Number of accumulation units outstanding at end of period	413,387	482,757	587,191	648,873	772,032	872,902	594,128	594,326	767,498	946,714

EquiSelect

A5

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.96	$11.13	$10.82	$10.00
Value at end of period	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	292,586	354,035	438,228	561,347
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$10.98	$10.16
Value at end of period	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	3,655	5,135	3,314
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07	$10.90	$10.00
Value at end of period	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	45,177	29,697	28,805
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.18	$10.32
Value at end of period	$12.71	$11.18
Number of accumulation units outstanding at end of period	25,118	3,678
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97
Value at end of period	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19
Number of accumulation units outstanding at end of period	110,712	148,777	182,204	228,715	193,148	142,642	111,682	62,511
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53	$19.66
Value at end of period	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53
Number of accumulation units outstanding at end of period	615,667	721,525	927,696	1,088,181	1,130,633	1,227,501	1,063,959	859,960	763,936	779,994
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94	$21.36
Value at end of period	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94
Number of accumulation units outstanding at end of period	193,297	239,027	306,192	345,538	292,013	253,526	239,292	119,922	128,090	43,654
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.10
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	1,180
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.84	$10.82	$10.30
Value at end of period	$11.89	$11.84	$10.82
Number of accumulation units outstanding at end of period	0	1,157	1,157

EquiSelect

A6

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.61	$11.19	$10.42
Value at end of period	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	10,519	12,349	4,120
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.97	$12.64	$10.45
Value at end of period	$15.51	$12.97	$12.64
Number of accumulation units outstanding at end of period	811	2,334	12,069
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$10.59	$10.09
Value at end of period	$11.66	$12.10	$10.59
Number of accumulation units outstanding at end of period	61,035	60,479	19,969
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$10.86	$10.25
Value at end of period	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	35,483	19,270	7,968
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.74	$10.65	$10.20
Value at end of period	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	45,845	41,533	19,277
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61	$20.09
Value at end of period	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61
Number of accumulation units outstanding at end of period	901,923	1,169,013	1,497,192	1,769,408	1,987,591	2,188,290	2,517,254	2,837,674	2,969,224	2,936,234
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74	$24.06
Value at end of period	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74
Number of accumulation units outstanding at end of period	103,428	173,356	195,024	241,125	215,861	207,524	130,768	93,265	35,910	11,546
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.38	$11.58	$10.38
Value at end of period	$11.52	$13.38	$11.58
Number of accumulation units outstanding at end of period	14,772	3,053	1,428
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$9.24	$7.36	$7.15	$6.63	$5.21	$7.02	$8.75	$10.00
Value at end of period	$9.38	$9.24	$7.36	$7.15	$6.63	$5.21	$7.02	$8.75
Number of accumulation units outstanding at end of period	60,818	72,832	76,835	91,034	85,081	65,581	42,505	26,433

EquiSelect

A7

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.72	$10.85
Value at end of period	$13.57	$12.72
Number of accumulation units outstanding at end of period	9,690	16,739
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$10.94	$10.50
Value at end of period	$12.73	$12.33	$10.94
Number of accumulation units outstanding at end of period	22,795	26,751	4,157
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.39	$11.52	$10.08
Value at end of period	$12.86	$12.39	$11.52
Number of accumulation units outstanding at end of period	54,210	48,186	24,087
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.75	$11.39	$10.04
Value at end of period	$11.75	$12.75	$11.39
Number of accumulation units outstanding at end of period	87,070	93,367	26,409
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.34	$10.10	$10.02
Value at end of period	$10.77	$10.34	$10.10
Number of accumulation units outstanding at end of period	113,906	91,467	43,292
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.27	$11.98	$10.71
Value at end of period	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	4,537	5,955	7,955
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$25.62	$22.56	$21.62	$19.47	$15.06	$21.60	$25.17	$30.11	$24.50	$23.72
Value at end of period	$24.32	$25.62	$22.56	$21.62	$19.47	$15.06	$21.60	$25.17	$30.11	$24.50
Number of accumulation units outstanding at end of period	113,836	137,524	171,432	198,514	215,017	236,488	262,157	297,462	118,846	68,343
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.46	$9.72	$9.88
Value at end of period	$10.88	$11.46	$9.72
Number of accumulation units outstanding at end of period	8,748	8,376	99

EquiSelect

A8

APPENDIX B

The Investment Portfolios


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” and “LifeStyle Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING FMRSM Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio
ING Davis Venture Value Portfolio	ING Davis New York Venture Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING AllianceBernstein Mid Cap Growth Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: AllianceBernstein, L.P.

Equi-Select - EQUI

B1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Subadviser to Master Funds: Capital
Research Management Company

ING American Funds Bond Portfolio	Seeks to maximize your level of current income and preserve
your capital.
Investment Adviser: ING Investments, LLC
Investment Subadviser to Master Funds: Capital
Research Management Company

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Evergreen Health Sciences Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Co.

* FMRSM is a service mark of Fidelity Management &
Research Company
Equi-Select - EQUI

B2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Focus 5 Portfolio (Class S)	Seeks total return through capital appreciation and dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.
(Class S)

Investment Adviser: Directed Services LLC

ING Global Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks to provide investors with high total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Clarion Real Estate
Securities L.P.

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Janus Contrarian Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Janus Capital Management,
LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

Equi-Select - EQUI

B3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Julius Baer Foreign Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Julius Baer Investment
Management, LLC

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of current income.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

Equi-Select - EQUI

B4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio (Class S)	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Multi-Manager International Small Cap Equity	Seeks long-term capital appreciation.
Portfolio (Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Schroder Investment
Management North America, Inc. and American Century
Investment Management, Inc.

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
(Class S)	consistent with the preservation of capital and prudent
investment risk.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

Equi-Select - EQUI

B5

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Capital Growth Portfolio (Class S)	Seeks long-term capital appreciation.
(formerly, ING FMRSM Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.
(Service Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Advisors, LLC

ING Davis New York Venture Portfolio (Service Class)	A non-diversified portfolio that seeks long-term growth of
(formerly, ING Davis Venture Value Portfolio)	capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan Mid Cap Value Portfolio (Service Class)	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Asset Management

Equi-Select - EQUI

B6

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Global Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Service Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
(Service Class)	dividend income.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long term capital appreciation
(Service Class)	and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds

ING VP Growth and Income Portfolio (Class S)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Global Science and Technology Portfolio	Seeks long-term capital appreciation.
(Class S)

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING International Index Portfolio (Class S)	Seeks investment (before fees and expenses) results that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

Equi-Select - EQUI

B7

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Lehman Brothers U.S. Aggregate Bond Index	Seeks investment results (before fees and expenses) that
Portfolio (Class S)	correspond to the total return of the Lehman Brothers U.S.
Aggregate Bond Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: Lehman Brothers Asset
Management LLC

ING RussellTM Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Small Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio* (Class S)	and yield performance, before fees and expenses, of the
WisdomTreeSM Global High-Yielding Equity Index (“Index”).
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

Equi-Select - EQUI

B8

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

BlackRock Variable Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, NJ 08536

BlackRock Global Allocation V.I. Portfolio (Class III)	The fund seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of securities and markets in response to changing market and
economic trends.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Service Class 2)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity
Research & Analysis Company; Fidelity Management &
Research (U.K.) Inc.; Fidelity International Investment
Advisors; Fidelity International Investment Advisors
(U.K.) Limited; Fidelity Investments Japan Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

Equi-Select - EQUI

B9

APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of
$25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000.
It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000
($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

Equi-Select - EQUI

C1

ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa

Equi-Select - EQUI	04/28 /08


ING USA Annuity and Life Insurance Company Separate Account EQ Individual Flexible Premium Deferred Variable Annuity

PRIMELITE

April 28 , 2008


This prospectus describes an individual flexible premium deferred variable Contract (the “Contract”) issued by
ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). Prior to
January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”). (See
“ING USA Annuity and Life Insurance Company” for information about the merger of Equitable Life with and into
ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“non-qualified
Contracts”). We do not currently offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more of the mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. For Contracts sold in some states, not all subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment. See “Charges and Fees” for a more complete description of the surrender charge.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28 , 2008 , has been filed with the
Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-
0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment through a Trust or Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

PrimElite – PRIME

The investment portfolios available under your Contract are:

ING Investors Trust
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Legg Mason Value Portfolio (Class S)
ING LifeStyle Aggressive Growth Portfolio (Class S)
ING LifeStyle Growth Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)
ING Liquid Assets Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING Oppenheimer Main Street Portfolio (Class S)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Van Kampen Real Estate Portfolio (Class S)

ING Partners, Inc.
ING Van Kampen Comstock Portfolio (Service Class)
ING Van Kampen Equity and Income Portfolio (Service Class)

ING Variable Funds
ING VP Growth and Income Portfolio (Class I)

ING Variable Portfolios, Inc.
ING VP Index Plus LargeCap Portfolio (Class S)
ING VP Index Plus MidCap Portfolio (Class S)
ING VP Index Plus SmallCap Portfolio (Class S)

ING Variable Products Trust
ING VP MidCap Opportunities Portfolio ( Class S)

ING VP Intermediate Bond Portfolio (Class S)

Legg Mason Partners Variable Income Trust
Legg Mason Partners Variable High Income Portfolio (Class I)
Legg Mason Partners Variable Money Market Portfolio (Class I)

Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable International All Cap Opportunity
Portfolio (Class I)
Legg Mason Partners Variable Investors Portfolio (Class I)
Legg Mason Partners Variable Lifestyle Allocation 50% Portfolio
(Class I)
Legg Mason Partners Variable Lifestyle Allocation 70% Portfolio
(Class I)
Legg Mason Partners Variable Lifestyle Allocation 85% Portfolio
(Class I)

PrimElite – PRIME

TABLE OF CONTENTS


PrimElite – PRIME

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page

Accumulation Unit	4
Annuitant	11
Annuity Start Date	11
Cash Surrender Value	14
Contract Date	10
Contract Owner	11
Contract Value	14
Contract Year	10
Death Benefit	21
Free Withdrawal Amount	7
Net Investment Factor	4
Net Rate of Return	4


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract

Accumulation Phase	Accumulation Period
Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date
Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing
Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value
Contract Date	Issue Date
Contract Year	Contract Anniversary Date
Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge
Systematic Withdrawals	Automatic Withdrawals

PrimElite – PRIME

1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the
Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of each premium payment)	8%[1]
Transfer Charge	$25 per transfer[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees or expenses.

Periodic Fees and Expenses

Annual Contract Administrative Charge[3]	$30

Separate Account Annual Charges[4] (as a percentage of average daily net asset values)

Mortality and Expense Risk Charge	1.25%
Asset-Based Administrative Charge	0.15%
Total Separate Account Charges	1.40%

1 The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

2 We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

3 We deduct an administrative charge on each contract anniversary and on surrender. We will waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.

4 We deduct the mortality and expense risk charges and the asset based administrative charges daily.

Trust or Fund Expenses
The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2007~~5~~ and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1] and other	0.49%	1.29%
expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

PrimElite – PRIME

2

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Example:
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the
Trusts or Funds. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.11% of contract value.
Note that, as shown in the first and second examples, surrender charges may apply if you choose to annuitize or surrender your Contract within the first 8 contract years following receipt of a premium payment.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,079	$1,456	$1,858	$3,084
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,079	$1,456	$1,858	$3,084
3) If you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$279	$856	$1,458	$3,084


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown. Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract Provisions – Selling the Contract.”

Fees Deducted by the Funds
Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the


PrimElite – PRIME

3

affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses”
for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock
Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment
Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -
Condensed Financial Information.

Net Investment Factor
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

1)	We take the net asset value of the subaccount at the end of each business day.

2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

3)	We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

4)	We then subtract the daily charges from the subaccount: the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the related statements of operations and the statements of changes of
Separate Account EQ and the financial statements of ING USA are included in the Statement of Additional
Information.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account of the Company on July 14, 1988. Prior to January 1,
2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In
connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING
USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Separate Account EQ is a separate

PrimElite – PRIME

4

investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the
Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ.
If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies)
merged with and into ING USA Annuity and Life Insurance Company (“ING USA”), and ING USA assumed responsibility for Equitable Life’s obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of
ING Groep N.V., a global financial institution based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. Although we are a subsidiary of ING,
ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING Investors
Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING
Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the
ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

ING USA’s principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters
As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.
Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-
competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each

PrimElite – PRIME

5


request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities
Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.


THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix
B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

PrimElite – PRIME

6

Certain funds are designated as “Master-Feeder~~,~~” or “LifeStyle Funds.”  Funds offered in a
Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds
) may have higher fees and expenses than a fund that invests directly in debt and equity securities.
Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any
other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the
Contracts, including compensation and expenses paid in connection with the sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Surrender Charges Deducted from the Contract Value
For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: (1) earnings (contract value less premium payments not withdrawn); (2) premium payments in the
Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); (3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and (4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges.
The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

Free Withdrawal Amount. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

  earnings (contract value less unliquidated purchase payments);
  premium payments in the Contract for more than eight years; and

PrimElite – PRIME

7

  an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax
Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the
Contract and we will impose a surrender charge and any associated premium tax.

Premium Taxes. We may make a charge for state and local premium taxes depending on the contract owner’s state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

Transfer Charge. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge.
The charge will not apply
to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur with processing surrenders.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the
Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the
Company.

The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality

PrimElite – PRIME

8

risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

Asset-Based Administrative Charge. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of
.000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

PrimElite – PRIME

9

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

  Legg Mason Partners Variable Income Trust
  Legg Mason Partners Variable Equity Trust

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The
Contract provides a means for you to invest in one or more of the Trusts and Funds in which the subaccounts funded by Separate Account EQ invest.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

PrimElite – PRIME

10

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

Joint owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person.
The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. The new owner’s age, as of the date of the change, will be used for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

PrimElite – PRIME

11

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract
We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,500,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

Crediting of Premium Payments
We will process your initial premium payment within 2 business days after receipt if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments designated for a subaccount of Separate Account EQ, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

PrimElite – PRIME

12

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, the payment designated for a subaccount of Separate Account EQ will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you.
Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses)
into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic

PrimElite – PRIME

13

or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.

2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3)	We add (1) and (2).

4)	We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service
Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts
Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.

PrimElite – PRIME

14

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more subaccounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account
EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate
Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv)
restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See “Charges and Fees – Surrender
Charges Deducted from the Contract Value¾ Surrender Charge for Excess Withdrawals.” You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the “Suspension of Payments or Transfers” provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid
Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

We offer the following three withdrawal options:

Regular Withdrawals After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

PrimElite – PRIME

15

Systematic Withdrawals
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.
Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

Texas Optional Retirement Program
A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

1)	If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request.

PrimElite – PRIME

16

2)	We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Reduction or Elimination of the Surrender Charge
The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

1)	The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2)	The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

3)	Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the
Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. This Contract is not designed for professional market timing organizations or other individuals using programmed and frequent transfers. Such activity may be disruptive to an investment portfolio. We reserve the right to stop or prohibit these types of transfers if we determine that they could harm an investment portfolio. To the extent that we impose these restrictions, we apply them consistently to all contract owners without wavier or exception. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our
Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. Eastern Time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

PrimElite – PRIME

17

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result

PrimElite – PRIME

18

in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through

PrimElite – PRIME

19

the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100.
You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15thof each month or another monthly date mutually agreed upon (or the next business day if the 15thof the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing
If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15thof the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15thof the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any

PrimElite – PRIME

20

time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis.
Additional premium payments and partial withdrawals affected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

DEATH BENEFIT

Death Benefit During the Accumulation Phase
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service
Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetimesee “Withdrawals –
Systematic Withdrawals”). A beneficiary’s right to elect an income phase payment option or receive a lump-
sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract
Owner’s Death” below. Interest earned on this account may be less than interest paid on other settlement options.

We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service
Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below.

Death Proceeds
If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

1)	the contract value;

2)	the total premium payments made under the Contract after subtracting any withdrawals; or

3)	the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

1)	the contract value;

2)	the total premium payments made under the Contract after subtracting any withdrawals; or

PrimElite – PRIME

21

3)	the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

1)	the beneficiary elects to have the death proceeds:

	(a)	payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

	(b)	payable beginning within one year of the date of death; or

2)	if the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Death of the Annuitant

1)	If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

2)	If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Death of Owner

1)	If any owner of the Contract dies before the annuity start date, the following applies:

	(a)	If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant.

	(b)	If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:

		(i)	within 5 years of the deceased owner’s death; or

		(ii)	over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

PrimElite – PRIME

22

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate.

2)	If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

3)	If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death.

4)	For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under the Contract which does not satisfy the requirements of
Section 72(s) of the Tax Code.

If any contract owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows:
(a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and
(ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by
ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

PrimElite – PRIME

23

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

THE ANNUITY OPTIONS

Selecting the Annuity Start Date
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. Unless we consent the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the
Contract will not be considered an annuity for federal tax purposes. See “Federal Tax Considerations” and the SAI.
For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

Selecting a Payment Plan
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

1)	any applicable taxes not previously deducted; less

2)	the withdrawal charge, if any; less

3)	the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company’s Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company’s Customer Service Center, subject to any payments or actions taken by the Company before the recording.

PrimElite – PRIME

24

Fixed Payment Plans
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the
Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan.
The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

Annuity Payment Plans

Plan A.	Interest
Option 1		The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.
Option 2		The cash surrender value may be left on deposit with us for a specified period.
Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.

Plan B.	Fixed Period	The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments.
They are based on the age of the annuitant or the beneficiary.

Plan C.	Life Income	The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The
Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which
Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

PrimElite – PRIME

25

Suspension of Payments or Transfers
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months)
for withdrawals or transfers for any period when:

1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)	trading on the New York Stock Exchange is restricted;

3)	an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;

4)	when the Company’s Customer Service Center is closed; or

5)	during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

In Case of Errors in Your Application
If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes ¾ Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

Free Look
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

PrimElite – PRIME

26

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc.
(“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

·	Bancnorth Investment Group, Inc.	·	ING Financial Partners, Inc.
·	Directed Services LLC	·	ING Funds Distributor, LLC
·	Financial Network Investment Corporation	·	ING Investment Management Services LLC
·	Guaranty Brokerage Services, Inc.	·	ING Private Wealth Management LLC
·	ING America Equities, Inc.	·	Multi-Financial Securities Corporation
·	ING DIRECT Securities, Inc.	·	PrimeVest Financial Services, Inc.
·	ING Financial Advisers, LLC	·	ShareBuilder Securities Corporation
·	ING Financial Markets LLC	·	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

PrimElite – PRIME

27

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	LPL Financial Corporation	14.	Wells Fargo Investments, LLC
2.	ING Financial Partners, Inc.	15.	Raymond James Financial Services, Inc.
3.	Citigroup Global Markets, Inc.	16.	ING Financial Advisers, LLC
4.	ING Financial Partners, Inc. - CAREER	17.	Chase Investment Services Corporation
5.	Morgan Stanley & Co. Incorporated	18.	Woodbury Financial Services Inc.
6.	PrimeVest Financial Services, Inc.	19.	Morgan Keegan and Company Inc.
7.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20.	Royal Alliance Associates, Inc.
8.	UBS Financial Services, Inc.	21.	Securities America, Inc.
9.	A. G. Edwards & Sons, Inc.	22.	National Planning Corporation
10.	Financial Network Investment Corporation	23.	Banc of America Investment Services Inc.
11.	Wachovia Securities, LLC	24.	Centaurus Financial Inc.
12.	Multi-Financial Securities Corporation	25.	MML Investors Services, Inc.
13.	Wachovia Securities, LLC – Bank

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

PrimElite – PRIME

28

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the
1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust’s meeting.
We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

Legal Proceedings
We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of Contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

FEDERAL TAX CONSIDERATIONS

Introduction This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

PrimElite – PRIME

29

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of

PrimElite – PRIME

30

the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

PrimElite – PRIME

31

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed by August 31, 2012. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating

PrimElite – PRIME

32

any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Section 401, 408 or408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).
The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

PrimElite – PRIME

33

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

PrimElite – PRIME

34

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, transfers and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code Section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

PrimElite – PRIME

35

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.
A partial
distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

PrimElite – PRIME

36

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity
Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the
10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), Roth 401(k), 403(a) and IRAs
only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.
These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

· Over your life or the joint lives of you and your designated beneficiary; or

PrimElite – PRIME

37

  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Section 401(a), 401(k), Roth 401(k), 403(a), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code
Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), Roth 401(k) and 403(a). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

PrimElite – PRIME

38

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Enhanced Death Benefits
The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account

PrimElite – PRIME

39

value invested in the subaccounts.

PrimElite – PRIME

40

STATEMENT OF ADDITIONAL INFORMATION

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to our Customer Service Center The address is shown on the cover.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT EQ.

Please Print or Type:

Name

Social Security Number

Street Address

City, State, Zip

_ PrimElite _ _ - PRIME _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ 04/28/2008_ _ _ _ _

PrimElite – PRIME

41

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (“AUV”)
at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.43	$10.99	$10.11
Value at end of period	$12.80	$12.43	$10.99
Number of accumulation units outstanding at end of period	211,798	190,740	40,605
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.99	$12.02	$10.09
Value at end of period	$14.32	$12.99	$12.02
Number of accumulation units outstanding at end of period	372,190	315,687	180,174
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.39	$12.33	$10.03
Value at end of period	$16.94	$14.39	$12.33
Number of accumulation units outstanding at end of period	355,571	298,734	167,564
ING FMRSM MID CAP GROWTH PORTFOLIO
Value at beginning of period	$26.19	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52
Value at end of period	$26.15	$26.19	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43
Number of accumulation units outstanding at end of period	1,571,770	2,056,755	2,838,456	3,732,995	4,553,302	4,997,660	6,138,195	6,870,355	5,971,726	5,924,179
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.08	$11.50	$10.28
Value at end of period	$11.20	$12.08	$11.50
Number of accumulation units outstanding at end of period	55,746	63,309	41,817
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.33	$11.45	$10.58
Value at end of period	$13.57	$13.33	$11.45
Number of accumulation units outstanding at end of period	312,839	224,566	46,558
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.77	$11.21	$10.15
Value at end of period	$13.08	$12.77	$11.21
Number of accumulation units outstanding at end of period	632,520	491,700	91,554

PrimElite

A1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.22	$10.93	$10.23
Value at end of period	$12.62	$12.22	$10.93
Number of accumulation units outstanding at end of period	500,800	390,526	111,247
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.80	$10.74	$10.05
Value at end of period	$12.21	$11.80	$10.74
Number of accumulation units outstanding at end of period	328,448	266,912	88,354
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10
Value at end of period	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72
Number of accumulation units outstanding at end of period	3,037,057	3,893,358	5,275,066	6,547,364	7,715,877	8,639,777	9,848,165	10,447,290	11,904,647	12,496,328
ING OPPENHEIMER MAIN STREET PORTFOLIO
Value at beginning of period	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87
Value at end of period	$25.14	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89
Number of accumulation units outstanding at end of period	2,869,079	3,682,236	4,948,856	6,387,483	7,848,496	9,139,249	11,117,780	12,794,990	13,175,088	14,188,265
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$10.59	$10.09
Value at end of period	$11.66	$12.10	$10.59
Number of accumulation units outstanding at end of period	61,035	60,479	19,969
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$10.86	$10.25
Value at end of period	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	35,483	19,270	7,968
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.74	$10.65	$10.20
Value at end of period	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	45,845	41,533	19,277
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$32.04	$28.01	$25.81
Value at end of period	$32.41	$32.04	$28.01
Number of accumulation units outstanding at end of period	901,923	1,169,013	1,497,192
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$80.89	$59.61	$51.76
Value at end of period	$65.61	$80.89	$59.61
Number of accumulation units outstanding at end of period	103,428	173,356	195,024
ING VP GROWTH AND INCOME PORTFOLIO
(Fund first available during November 2007)
Value at beginning of period	$9.83
Value at end of period	$9.95
Number of accumulation units outstanding at end of period	366

PrimElite

A2

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.72	$10.85
Value at end of period	$13.57	$12.72
Number of accumulation units outstanding at end of period	9,690	16,739
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$10.94	$10.50
Value at end of period	$12.73	$12.33	$10.94
Number of accumulation units outstanding at end of period	22,795	26,751	4,157
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.39	$11.52	$10.08
Value at end of period	$12.86	$12.39	$11.52
Number of accumulation units outstanding at end of period	54,210	48,186	24,087
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.75	$11.39	$10.04
Value at end of period	$11.75	$12.75	$11.39
Number of accumulation units outstanding at end of period	87,070	93,367	26,409
LEGG MASON PARTNERS VARIABLE HIGH INCOME
PORTFOLIO
Value at beginning of period	$17.10	$15.63	$15.44	$14.18	$11.28	$11.82	$12.46	$13.74	$13.58	$13.72
Value at end of period	$16.91	$17.10	$15.63	$15.44	$14.18	$11.28	$11.82	$12.46	$13.74	$13.58
Number of accumulation units outstanding at end of period	392,151	490,907	655,784	812,412	946,662	1,018,268	1,212,079	1,311,976	1,532,713	1,927,035
LEGG MASON PARTNERS VARIABLE
INTERNATIONAL ALL CAP OPPORTUNITY
PORTFOLIO
Value at beginning of period	$17.61	$14.19	$12.88	$11.09	$8.82	$12.04	$17.74	$23.61	$14.28	$13.59
Value at end of period	$18.47	$17.61	$14.19	$12.88	$11.09	$8.82	$12.04	$17.74	$23.61	$14.28
Number of accumulation units outstanding at end of period	466,666	594,804	848,707	1,095,119	1,327,777	1,543,442	1,827,559	2,027,180	1,887,698	2,094,602
LEGG MASON PARTNERS VARIABLE LIFESTYLE
ALLOCATION 50% PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$15.92	$14.92	$14.76	$13.91	$11.73	$12.72	$13.08	$12.66	$11.94	$11.06
Value at end of period	$16.20	$15.92	$14.92	$14.76	$13.91	$11.73	$12.72	$13.08	$12.66	$11.94
Number of accumulation units outstanding at end of period	1,387,552	1,687,945	2,242,649	2,761,135	3,150,642	3,659,939	4,394,969	4,040,294	4,619,781	5,192,282
LEGG MASON PARTNERS VARIABLE LIFESTYLE
ALLOCATION 70% PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$14.56	$13.57	$13.14	$12.26	$9.57	$11.85	$13.33	$14.21	$12.41	$11.05
Value at end of period	$14.91	$14.56	$13.57	$13.14	$12.26	$9.57	$11.85	$13.33	$14.21	$12.41
Number of accumulation units outstanding at end of period	1,230,881	1,508,817	2,004,400	2,466,684	2,869,976	3,472,468	4,172,221	4,629,859	5,002,401	5,364,430
LEGG MASON PARTNERS VARIABLE LIFESTYLE
ALLOCATION 85% PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$15.30	$14.18	$13.56	$12.43	$9.21	$12.25	$14.13	$15.47	$12.37	$10.87
Value at end of period	$15.59	$15.30	$14.18	$13.56	$12.43	$9.21	$12.25	$14.13	$15.47	$12.37
Number of accumulation units outstanding at end of period	734,177	930,488	1,202,505	1,549,572	1,850,228	2,139,444	2,580,600	3,063,274	3,133,146	3,351,573

PrimElite

A3

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
LEGG MASON PARTNERS VARIABLE MONEY
MARKET PORTFOLIO
Value at beginning of period	$12.94	$12.54	$12.37	$12.44	$12.53	$12.55	$12.27	$11.74	$11.37	$10.97
Value at end of period	$13.39	$12.94	$12.54	$12.37	$12.44	$12.53	$12.55	$12.27	$11.74	$11.37
Number of accumulation units outstanding at end of period	252,437	272,355	334,196	413,128	779,991	1,254,712	1,406,526	754,497	1,482,594	770,258

PrimElite

A4

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a
Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle
) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

PrimElite – PRIME

B1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING Legg Mason Value Portfolio (Class S)	A non-diversified portfolio that seeks long-term growth of
capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: Legg Mason Capital
Management, Inc.

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of current income.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

PrimElite – PRIME

B2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation
(Service Class)	and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds

ING VP Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

PrimElite – PRIME

B3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P 500
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s MidCap 400 Index (S&P MidCap 400
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

Legg Mason Partners Variable Income Trust
300 First Stamford Place, Stamford, CT 06902

Legg Mason Partners Variable High Income Portfolio	Seeks to provide high current income with capital appreciation
(Class I)	as a secondary objective.

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC

Legg Mason Partners Variable Money Market Portfolio	Seeks to maximize current income consistent with preservation
(Class I)	of capital. Seeks to maintain a stable $1 share price.

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC

PrimElite – PRIME

B4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

Legg Mason Partners Variable Equity Trust
300 First Stamford Place, Stamford, CT 06902

Legg Mason Partners Variable International All Cap	Seeks total return on its assets from growth of capital and
Opportunity Portfolio (Class I)	income.

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC

Legg Mason Partners Variable Investors Portfolio	Seeks long-term growth of capital with current income as a
(Class I)	secondary objective. These objectives may be changed
without shareholder approval.
Investment Adviser: Legg Mason Partners Fund
Advisors, LLC

Legg Mason Partners Variable Lifestyle Allocation 50%	Seeks a balance of growth of capital and income.
Portfolio (Class I)

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC

Legg Mason Partners Variable Lifestyle Allocation 70%	Seeks long-term growth of capital.
Portfolio (Class I)

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC

Legg Mason Partners Variable Lifestyle Allocation 85%	Seeks capital appreciation.
Portfolio (Class I)

Investment Adviser: Legg Mason Partners Fund
Advisors, LLC

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

PrimElite – PRIME

B5

APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of
$25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000.
It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000
($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

PrimElite – PRIME

C1

ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

PrimElite –PRIME	04/28/08

Statement of Additional Information
ING EQUI-SELECT
ING PRIMELITE
Deferred Combination Variable and Fixed Annuity Contract
Issued by
SEPARATE ACCOUNT EQ
of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des
Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 28, 2008

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account
EQ.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s consolidated financial statements appear in the Statement of Additional
Information.

As of December 31, 2007, ING USA had approximately $3,119.0 million in stockholder’s equity and approximately $81,276.2 billion in total assets, including approximately $44,477.8 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an
affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account EQ of ING USA Annuity and Life Insurance Company
Separate Account EQ is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of
1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account EQ.

Independent Registered Public Accounting Firm
Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta GA 30308, an Independent
Registered Public Accounting Firm, performs annual audits of ING USA and Separate Account EQ.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2007, 2006 and 2005 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated
$568,432,009, $429,206,095 and $378,135,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and

1

administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $109,907,841, $70,763,649 and
$42,969,000, for the years ended 2007, 2006, and 2005, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a
Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV’s or contract values.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

2

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-
day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account EQ has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account EQ, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account EQ. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield”
because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced
Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

3

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company
Statements of Operations for the years ended December 31, 2007, 2006 and 2005
Balance Sheets as of December 31, 2007 and 2006
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2007, 2006 and 2005
Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005
Notes to Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT EQ

The audited financial statements of Separate Account EQ are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company Separate Account EQ
Statements of Assets and Liabilities as of December 31, 2007
Statements of Operations for the year ended December 31, 2007
Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
Notes to Financial Statements

5

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3
Balance Sheets as of December 31, 2007 and 2006	C-4
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2007, 2006, and 2005	C-6
Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7
Notes to Financial Statements	C-9

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance
Company as of December 31, 2007 and 2006, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended
December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31,
2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 25, 2008

C-2

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

	Statements of Operations
(In millions)

	Year Ended December 31,
	2007	2006	2005

Revenue:

Net investment income	$ 1,346.4 $	1,156.4 $	1,102.2
Fee income	1,198.9	939.2	745.6

Premiums	19.6	20.5	21.8
Net realized capital losses	(391.2)	(90.4)	(2.9)

Other income	0.1	-	0.7

Total revenue	2,173.8	2,025.7	1,867.4

Benefits and expenses:

Interest credited and other benefits to contractowners	1,312.0	1,169.7	1,085.8
Operating expenses	269.6	228.0	192.5

Amortization of deferred policy acquisition

costs and value of business acquired	408.1	293.0	318.9
Interest expense	32.5	30.3	29.6

Other expense	24.2	28.1	16.5

Total benefits and expenses	2,046.4	1,749.1	1,643.3

Income before income taxes	127.4	276.6	224.1
Income tax (benefit) expense	(1.6)	64.4	34.2

Net income	$ 129.0	$ 212.2	$ 189.9

The accompanying notes are an integral part of these financial statements.

C-3

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

		As of December 31,
	2007	2006

Assets

Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $21,945.0 at 2007 and $17,071.8 at 2006)	$ 21,833.4	$ 17,054.4

Equity securities, available-for-sale, at fair value

(cost of $216.6 at 2007 and $39.1 at 2006)	211.1	40.6
Short-term investments	188.0	134.3

Mortgage loans on real estate	3,701.7	3,687.6
Policy loans	155.8	162.5

Limited partnerships/corporations	454.5	149.4
Other investments	394.1	493.5

Securities pledged

(amortized cost of $953.3 at 2007 and $875.5 at 2006)	942.6	864.0

Total investments	27,881.2	22,586.3

Cash and cash equivalents	204.4	608.6
Short-term investments under securities loan agreement	128.5	102.6

Accrued investment income	216.9	183.7
Receivable for securities sold	4.6	20.3

Deposits and reinsurance recoverable from affiliate	4,616.1	4,759.0
Deferred policy acquisition costs	2,908.4	2,669.9

Value of business acquired	128.7	110.1
Sales inducements to contractowners	645.4	630.7

Due from affiliates	22.9	29.7
Current income taxes	-	4.6

Other assets	41.3	43.8
Assets held in separate accounts	44,477.8	37,928.3

Total assets	$ 81,276.2	$ 69,677.6

The accompanying notes are an integral part of these financial statements.

C-4

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

		As of December 31,
	2007	2006

Liabilities and Shareholder's Equity

Future policy benefits and claims reserves	$ 31,461.6	$ 26,696.4
Payables for securities purchased	-	48.3

Collateral held, including payables under securities loan agreement	140.0	102.6
Borrowed money	715.5	769.6

Notes to affiliates	435.0	435.0
Due to affiliates	95.6	46.4

Current income taxes	40.7	-
Deferred income taxes	184.5	262.5

Other liabilities	606.5	399.4
Liabilities related to separate accounts	44,477.8	37,928.3

Total liabilities	78,157.2	66,688.5

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5

Additional paid-in capital	4,132.7	3,978.4
Accumulated other comprehensive loss	(160.7)	(12.1)

Retained earnings (deficit)	(855.5)	(979.7)

Total shareholder's equity	3,119.0	2,989.1

Total liabilities and shareholder's equity	$ 81,276.2	$ 69,677.6

The accompanying notes are an integral part of these financial statements.

C-5

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at December 31, 2004	$ 2.5	$ 4,041.1	$ 112.7	$ (1,381.8)	$ 2,774.5
Comprehensive income:

Net income	-	-	-	189.9	189.9
Other comprehensive loss, net of tax:

Change in net unrealized capital gains (losses)

on securities ($(185.2) pretax)	-	-	(118.4)	-	(118.4)
Minimum pension liability ($(1.1) pretax)	-	-	1.0	-	1.0

Total comprehensive income					72.5

Contribution of capital	-	100.0	-	-	100.0

Employee share-based payments	-	2.0	-	-	2.0

Balance at December 31, 2005	2.5	4,143.1	(4.7)	(1,191.9)	2,949.0

Comprehensive income:
Net income	-	-	-	212.2	212.2

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(10.7) pretax)	-	-	(7.3)	-	(7.3)

Pension liability ($0.6 pretax)	-	-	0.4	-	0.4
Other	-	-	1.1	-	1.1

Total comprehensive income					206.4

Cumulative effect of change of accounting
principle ($(2.4) pretax)	-	-	(1.6)	-	(1.6)

Capital distribution paid	-	(170.0)	-	-	(170.0)
Employee share-based payments	-	4.1	-	-	4.1

Other	-	1.2	-	-	1.2

Balance at December 31, 2006	2.5	3,978.4	(12.1)	(979.7)	2,989.1

Cumulative effect of change of accounting principles	-	-	-	(4.8)	(4.8)

Balance at January 1, 2007	2.5	3,978.4	(12.1)	(984.5)	2,984.3

Comprehensive loss:
Net income	-	-	-	129.0	129.0

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(158.7) pretax), including
valuation allowance of $(46.9)	-	-	(149.7)	-	(149.7)

Pension liability ($3.4 pretax)	-	-	2.2	-	2.2
Other	-	-	(1.1)	-	(1.1)

Total comprehensive loss					(19.6)

Capital contribution	-	150.0	-	-	150.0

Employee share-based payments	-	4.3	-	-	4.3

Balance at December 31, 2007	$ 2.5	$ 4,132.7	$ (160.7)	$ (855.5)	$ 3,119.0

The accompanying notes are an integral part of these financial statements.
C-6

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2007	2006	2005

Cash Flows from Operating Activities:

Net income	$ 129.0 $	212.2 $	189.9
Adjustments to reconcile net income to
net cash provided by operating activities:

Capitalization of deferred policy acquisition costs
and sales inducements	(864.5)	(831.9)	(715.3)

Amortization of deferred policy acquisition costs,

value of business acquired, and sales inducements	528.3	367.1	387.7
Net accretion/decretion of discount/premium	52.2	57.7	93.1

Future policy benefits, claims reserves, and

interest credited	1,368.5	1,179.9	1,078.4
Provision for deferred income taxes	(69.0)	131.4	192.0
Net realized capital losses	391.2	90.4	2.9
Change in:

Accrued investment income	(33.2)	(8.7)	26.7
Reinsurance recoverable (excluding GICs)	117.6	(52.1)	(31.1)

Other receivables and asset accruals	2.5	(13.9)	(1.6)
Due to/from affiliates	56.0	(8.0)	(18.9)

Other payables and accruals	42.9	(3.1)	39.3
Employee share-based payments	4.3	4.1	2.0

Other, net	2.2	1.1	-

Net cash provided by operating activities	1,728.0	1,126.2	1,245.1

Cash Flows from Investing Activities:

Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,631.8	10,496.1	16,027.0

Equity securities, available-for-sale	16.5	15.8	20.7
Mortgage loans on real estate	776.1	523.7	739.7

Acquisition of:
Fixed maturities, available-for-sale	(15,767.5)	(11,446.3)	(17,518.1)

Equity securities, available-for-sale	(193.5)	(25.4)	(14.1)
Mortgage loans on real estate	(790.6)	(444.4)	(658.0)

Derivatives, net	22.9	(198.1)	(139.9)
Limited partnerships, net	(305.4)	(69.9)	(23.4)

Short-term investments, net	(53.8)	(79.7)	(49.1)
Other, net	13.4	4.7	(21.2)

Net cash used in investing activities	(5,650.1)	(1,223.5)	(1,636.4)

The accompanying notes are an integral part of these financial statements.

C-7

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows
	(In millions)

		Year Ended December 31,
	2007	2006	2005

Cash Flows from Financing Activities:

Deposits received for investment contracts	$ 10,458.9	$ 5,788.4	$ 5,225.6
Maturities and withdrawals from investment contracts	(7,062.2)	(4,497.2)	(5,039.7)

Reinsurance recoverable on investment contracts	25.3	(638.8)	(120.5)
Notes to affiliates	-	45.0	-

Short-term loan to affiliate	-	-	139.2
Short-term borrowings	(54.1)	(36.7)	92.9

Capital distribution to Parent	-	(170.0)	-
Capital contribution from Parent	150.0	-	100.0

Net cash provided by financing activities	3,517.9	490.7	397.5

Net (decrease) increase in cash and cash equivalents	(404.2)	393.4	6.2

Cash and cash equivalents, beginning of year	608.6	215.2	209.0

Cash and cash equivalents, end of year	$ 204.4	$ 608.6	$ 215.2

Supplemental cash flow information:
Income taxes paid (received), net	$ 21.3	$ (30.2)	$ (174.7)

Interest paid	$ 67.1	$ 66.2	$ 52.1

The accompanying notes are an integral part of these financial statements.

C-8

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as
appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of
Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc.
(“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V.
(“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers.

The Company also offers guaranteed investment contracts and funding agreements
(collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-off, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

C-9

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB
Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing
FIN 48, the Company recognized a cumulative effect of change in accounting principle of
$1.7 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With
Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants (“AICPA”)
issued Statement of Position (“SOP”) 05-1, “Accounting by Insurance Enterprises for
Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance
Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by Statement of Financial Accounting Standards (“FAS”) No. 60,
“Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and
Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

C-10

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the
Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007
Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, FASB issued No. 158, “Employers' Accounting for Defined Benefit
Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87,
88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

§	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;

§	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and

§	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying financial statements.
FAS No. 158 did not have a significant effect on the Company’s financial condition at
December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s
Balance Sheets at December 31, 2006 was $(1.6) .

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid
Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No.
155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and
Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

C-11

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

§	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

§	Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

§	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

§	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business
Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business
Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

§	Acquisition-related costs to be recognized separately and generally expensed;

§	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;

§	Contractual contingencies acquired to be recorded at acquisition-date fair values;

§	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and

§	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after
December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after
January 1, 2009.

C-12

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial
Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value.
The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred.
Items eligible for the fair value option include:

§	Certain recognized financial assets and liabilities;

§	Rights and obligations under certain insurance contracts that are not financial instruments;

§	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and

§	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS
No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

C-13

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, VOBA, and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis.
Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

C-14

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of the
Emerging Issues Task Force (“EITF”) Issue No. 99-20, “Recognition of Interest Income
and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial
Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for fixed maturities are largely determined by one of two pricing methods:
published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including pricing services or broker-dealer quotations.
Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-
downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).
At December 31, 2007 and 2006, the Company had no allowance for mortgage loan

C-15

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 24.5% and 19.9% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company utilizes values established by third party brokers.

Embedded derivative instruments within investments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingent payouts and guaranteed minimum accumulation benefits (“GMABs”)
represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of a fixed indexed annuity (“FIA”) also represents an embedded derivative. These embedded derivatives are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

C-16

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.
The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

C-17

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of
Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the
Statements of Operations.

C-18

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of
DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised
(“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

C-19

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Deferred annuity crediting rates and reserve interest rates varied by product up to 10.0% for 2007, 7.8% for 2006, and 8.0% for 2005.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2007, 2006, and 2005, immediate annuity reserve interest discount rates varied up to 8.0% .

Reserves for FIAs are computed in accordance with FAS No. 97 and FAS No. 133.
Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component.
Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

Under Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises
for Certain Nontraditional Long-Duration Contracts for Separate Accounts” (“SOP 03-
1”), the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-
credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under FAS No. 133. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

C-20

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement.
Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both Premiums and Interest credited and other benefits to contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-21

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains
(losses) on the assets supporting the guaranteed interest option). The Statements of Cash
Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in
SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital gains (losses) of $21.1 and $(4.1), respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 8.5% of the Company’s ordinary life insurance in force and 27.1% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales.
Dividends to participating policyholders of $14.8, $15.4, and $15.8, were incurred during the years ended December 31, 2007, 2006, and 2005, respectively.

C-22

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits)
result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Investments

Fixed Maturities and Equity Securities Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value

Fixed maturities:

U.S. Treasuries	$ 18.4	$ 1.0	$ -	$ 19.4
U.S. government agencies and authorities	86.1	1.0	0.3	86.8

State, municipalities, and political subdivisions	49.7	-	2.5	47.2

U.S. corporate securities:

Public utilities	1,417.5	22.8	13.4	1,426.9
Other corporate securities	6,742.7	81.1	67.0	6,756.8

Total U.S. corporate securities	8,160.2	103.9	80.4	8,183.7

Foreign securities(1):

Government	525.2	14.9	7.1	533.0
Other	3,280.6	40.5	59.4	3,261.7

Total foreign securities	3,805.8	55.4	66.5	3,794.7

Residential mortgage-backed securities	4,988.4	53.3	85.8	4,955.9
Commercial mortgage-backed securities	3,842.2	37.6	36.4	3,843.4

Other asset-backed securities	1,947.5	5.7	108.3	1,844.9

Total fixed maturities, including securities pledged	22,898.3	257.9	380.2	22,776.0
Less: securities pledged	953.3	6.1	16.8	942.6

Total fixed maturities	21,945.0	251.8	363.4	21,833.4
Equity securities	216.6	2.8	8.3	211.1

Total investments, available-for-sale	$ 22,161.6	$ 254.6	$ 371.7	$ 22,044.5

(1) Primarily U.S. dollar denominated.

C-23

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of
December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value

Fixed maturities:

U.S. Treasuries	$ 276.9	$ 0.2	$ 1.4	$ 275.7
U.S. government agencies and authorities	220.9	0.6	2.2	219.3

State, municipalities, and political subdivisions	43.0	0.5	0.4	43.1

U.S. corporate securities:

Public utilities	1,324.5	21.1	17.8	1,327.8
Other corporate securities	5,138.6	50.3	49.7	5,139.2

Total U.S. corporate securities	6,463.1	71.4	67.5	6,467.0

Foreign securities(1):

Government	486.1	16.2	4.3	498.0
Other	2,843.9	32.3	46.6	2,829.6

Total foreign securities	3,330.0	48.5	50.9	3,327.6

Residential mortgage-backed securities	3,841.4	44.8	62.8	3,823.4
Commercial mortgage-backed securities	1,928.6	15.1	20.2	1,923.5

Other asset-backed securities	1,843.4	5.2	9.8	1,838.8

Total fixed maturities, including securities pledged	17,947.3	186.3	215.2	17,918.4
Less: securities pledged	875.5	2.4	13.9	864.0

Total fixed maturities	17,071.8	183.9	201.3	17,054.4
Equity securities	39.1	1.5	-	40.6

Total investments, available-for-sale	$ 17,110.9	$ 185.4	$ 201.3	$ 17,095.0

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized loss was $127.8 and $27.4, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

C-24

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value

Due to mature:

One year or less	$ 550.8	$ 551.3
After one year through five years	5,800.7	5,856.5

After five years through ten years	3,797.6	3,776.3
After ten years	1,971.1	1,947.7

Mortgage-backed securities	8,830.6	8,799.3
Other asset-backed securities	1,947.5	1,844.9

Less: securities pledged	953.3	942.6

Fixed maturities, excluding securities pledged	$ 21,945.0	$ 21,833.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0%
of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $11.2 and $10.7, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations
(“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding
CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 7.5% and 6.7%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”)
and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2007 and 2006, the Company had $2,898.7 and $226.7,
respectively, in non-putable funding agreements, including accrued interest, issued to the
FHLB. The level of funding agreements issued to the FHLB as of December 31, 2007 increased significantly from the amount issued as of December 31, 2006. During the second half of 2007, the Company took advantage of the credit market dislocation to purchase highly rated assets and issue FHLB funding agreements. At December 31, 2007 and 2006, assets with a carrying value of approximately $3,270.1 and $703.0, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the
FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

C-25

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $745.5 and $765.7, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $711.9 and $769.6 at December 31, 2007 and 2006, respectively.

The Company also enters into reverse repurchase agreements. At December 31, 2007, the Company did not have any securities in reverse repurchase agreements. At
December 31, 2006, the carrying value of the securities in reverse repurchase agreements was $16.4.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31,
2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or changes in credit spreads to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S.
government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at
December 31, 2007 and 2006.

C-26

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

	Less than	More than
	Six Months	Six Months and	More than	Total
	Below	less than Twelve	Twelve Months	Unrealized
	Amortized	Months Below	Below	Capital
2007	Cost	Amortized Cost	Amortized Cost	Losses

Interest rate or spread widening	$ 37.8	$ 49.2	$ 62.7	$ 149.7
Mortgage and other asset-backed securities	73.3	134.8	22.4	230.5

Total unrealized capital losses	$ 111.1	$ 184.0	$ 85.1	$ 380.2

Fair value	$ 5,322.0	$ 3,248.4	$ 3,300.6	$ 11,871.0

2006

Interest rate or spread widening	$ 12.8	$ 6.2	$ 103.4	$ 122.4
Mortgage and other asset-backed securities	14.6	5.6	72.6	92.8

Total unrealized capital losses	$ 27.4	$ 11.8	$ 176.0	$ 215.2

Fair value	$ 3,095.9	$ 905.9	$ 6,026.5	$ 10,028.3

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.1% of the average book value. In addition, this category includes 753 securities, which have an average quality rating of A+. No other-
than-temporary impairment loss was considered necessary for these fixed maturities as of
December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

		2007			2006			2005

			No. of			No. of			No. of
	Impairment		Securities	Impairment		Securities	Impairment		Securities

U.S. Treasuries	$ -	*	1	$ 0.1		1	$ 0.1		1
U.S. Corporate	81.0		173	15.8		63	3.0		12

Foreign	25.7		74	3.5		13	0.1		1
Residential mortgage-backed	3.0		24	12.7		68	16.4		86

Commercial mortgage-backed	-		-	-		-	1.2		1
Other asset-backed	43.3		91	1.2		2	0.5		2

Limited partnerships	0.3		1	0.5		2	0.5		1

Total	$ 153.3		364	$ 33.8		149	$ 21.8		104

*Less than $0.1.

The above schedule includes $31.0, $11.5, and $18.7 in other-than-temporary write-
downs for the years ended December 31, 2007, 2006, and 2005, respectively, related to the analysis of credit risk and the possibility of significant prepayment risk. The

C-27

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

remaining $122.3, $22.3, and $3.1 in write-downs for the years ended December 31,
2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

The following table summarizes these write-downs by type for the years ended
December 31, 2007, 2006, and 2005.

		2007		2006		2005

			No. of		No. of		No. of
	Impairment		Securities	Impairment	Securities	Impairment	Securities

U.S. Treasuries	$ -	*	1	$ 0.1	1	$ 0.1	1
U.S. Corporate	70.6		161	15.8	63	2.6	11

Foreign	21.4		68	3.5	13	-	-
Residential mortgage-backed	1.0		5	1.7	4	0.4	1

Other asset-backed	29.3		84	1.2	2	-	-

Total	$ 122.3		319	$ 22.3	83	$ 3.1	13

* Less than $0.1.

The remaining fair value of fixed maturities with other-than-temporary impairments at
December 31, 2007, 2006, and 2005 was $2,353.8, $437.4, and $275.1, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31,
2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ 1,176.1	$ 1,009.7	$ 936.4
Equity securities, available-for-sale	3.3	1.9	1.2

Mortgage loans on real estate	233.1	225.3	238.4
Policy loans	9.0	9.1	9.1

Short-term investments and cash equivalents	6.7	5.5	4.1
Other	35.1	13.9	10.5

Gross investment income	1,463.3	1,265.4	1,199.7
Less: investment expenses	116.9	109.0	97.5

Net investment income	$ 1,346.4	$ 1,156.4	$ 1,102.2

At December 31, 2007 and 2006, the Company had $60.3 and $30.5, respectively, of non-income producing investments in fixed maturities.

C-28

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investment on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains
(losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ (100.3)	$ (43.8)	$ 45.4
Equity securities, available-for-sale	0.5	0.9	0.2

Derivatives	(291.0)	(48.2)	(48.3)
Other	(0.4)	0.7	(0.2)

Net realized capital losses	$ (391.2)	$ (90.4)	$ (2.9)

After-tax net realized capital losses	$ (254.3)	$ (58.8)	$ (1.9)

Net realized capital losses increased for the year ended December 31, 2007, primarily due to higher losses on derivatives, along with higher losses on fixed maturities. The changes in derivatives were primarily driven by interest rate swaps and call options, partially offset by improvements in futures as a result of lower equity market performance. The losses on fixed maturities for the year ended December 31, 2007, were due to other-than-temporary impairments driven by the slow economic environment and widening of credit spreads in 2007.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31,
2007, 2006, and 2005.

	2007	2006	2005

Proceeds on sales	$ 5,859.3	$ 5,543.1	$ 9,317.1
Gross gains	41.1	64.5	97.2

Gross losses	57.0	78.0	75.2

C-29

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

3. Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107,
“Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107
requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.
In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

C-30

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Cash and cash equivalents, Short-term investments under securities loan agreement, and
Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair value of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

C-31

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

		2007			2006

	Carrying		Fair	Carrying		Fair
	Value		Value	Value		Value

Assets:

Fixed maturities, available-for-sale,

including securities pledged	$ 22,776.0	$ 22,776.0		$ 17,918.4	$ 17,918.4
Equity securities, available-for-sale	211.1		211.1	40.6		40.6

Mortgage loans on real estate	3,701.7		3,739.4	3,687.6		3,657.0
Policy loans	155.8		155.8	162.5		162.5

Cash, cash equivalents,

and Short-term investments

under securities loan agreement	332.9		332.9	711.2		711.2
Other investments	1,036.6		1,045.3	777.2		782.1

Assets held in separate accounts	44,477.8		44,477.8	37,928.3		37,928.3
Liabilities:

Investment contract liabilities:
Deferred annuities	19,733.8		18,150.4	19,732.4		18,108.0

Guaranteed investment contracts

and funding agreements	9,415.1		9,498.2	4,603.8		4,591.1
Supplementary contracts and
immediate annuities	900.3		900.3	931.1		931.1

Derivatives	273.8		273.8	64.2		64.2
Notes to affiliates	435.0		420.6	435.0		459.2

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the
Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-32

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value

	2007	2006	2007	2006

Interest Rate Caps

Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an

increasing interest rate environment.	$ 50.0	$ - $	0.1	$ -

Interest Rate Swaps

Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically

monthly or quarterly.	8,533.5	3,856.1	(138.2)	40.8

Foreign Exchange Swaps

Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,

typically quarterly or semi-annually.	288.3	244.8	(44.0)	(28.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss

exposure with respect to certain assets that the
Company owns, or to assume credit exposure on
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit
protection) equal to the notional value of the swap
contract.

488.9 260.3

(22.1)

(0.1)

C-33

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notional Amount		Fair Value

2007	2006	2007	2006

Total Return Swaps

Total return swaps are used to assume credit exposure
to a referenced index or asset pool. The difference
between different floating-rate interest amounts
calculated by reference to an agreed upon notional
principal amount is exchanged with other parties

at specified intervals.	$ - $	65.0	$ - $	0.1

Swaptions

Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate

swap at a specific future date.	302.5	665.0	- **	3.7

Futures

Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. The futures income would
serve to offset this increased expense. Futures
contracts are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income

offset this increased expense. The underlying
reserve liabilities are valued under either
SOP 03-01, or FAS No. 133 (see discussion under
“Reserves” section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	1,584.6	1,265.9	(6.4)	3.8

C-34

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notional Amount		Fair Value

2007	2006	2007	2006

Options

Call options are used to hedge against an increase
in the various equity indices. Such increase may
result in increased payments to contract holders
of fixed indexed annuity contracts, and the options
offset this increased expense. Put options are used
to hedge the liability associated with embedded
derivatives in certain variable annuity contracts.
Both the options and the embedded derivative
reserve are carried at fair value. The change in value
of the options are recorded in Net realized capital
gains (losses); the change in value of the embedded
derivative is recorded in Interest credited and

other benefits to contractowners.	6,666.0	6,341.7	303.5	387.0

Embedded Derivatives
The Company also has investments in certain fixed

maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.

Within securities	N/A*	N/A*	33.8	5.1
Within retail annuity products	N/A*	N/A*	960.4	820.2

* N/A - not applicable. **Less than $0.1. Interest Rate Swaps

Interest rate swaps included two interest rate swaps with Security Life of Denver
Insurance Company (“Security Life”), an affiliate, each with notional amounts of $100.0 and fair values of $(1.6) and $(0.1), respectively, as of the date of termination at
August 31, 2007.

See Related Party Transactions footnote for further information.

Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $235.4.

C-35

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$ 1,704.1
Deferrals of commissions and expenses	614.0

Amortization:
Amortization	(400.2)

Interest accrued at 5% to 6%	105.5

Net amortization included in the Statements of Operations	(294.7)

Change in unrealized capital gains (losses) on available-for-sale securities	232.0

Balance at December 31, 2005	2,255.4

Deferrals of commissions and expenses	681.9
Amortization:

Amortization	(421.7)
Interest accrued at 5% to 6%	138.1

Net amortization included in the Statements of Operations	(283.6)
Change in unrealized capital gains (losses) on available-for-sale securities	16.2

Balance at December 31, 2006	2,669.9

Deferrals of commissions and expenses	729.1

Amortization:
Amortization	(592.0)

Interest accrued at 5% to 6%	162.2

Net amortization included in the Statements of Operations	(429.8)

Change in unrealized capital gains (losses) on available-for-sale securities	(56.0)
Implementation of SOP 05-1	(4.8)

Balance at December 31, 2007	$ 2,908.4

The estimated amount of DAC to be amortized, net of interest, is $478.9, $444.2, $414.2,
$360.4, and $311.3, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

C-36

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$ 112.2
Amortization:

Amortization	(30.8)
Interest accrued at 4% to 5%	6.6

Net amortization included in the Statements of Operations	(24.2)
Change in unrealized capital gains (losses) on available-for-sale securities	34.1

Balance at December 31, 2005	122.1
Amortization:

Amortization	(15.0)
Interest accrued at 4% to 5%	5.6

Net amortization included in the Statements of Operations	(9.4)
Change in unrealized capital gains (losses) on available-for-sale securities	(2.6)

Balance at December 31, 2006	110.1

Amortization:

Amortization	16.8
Interest accrued at 4% to 6%	4.9

Net amortization included in the Statements of Operations	21.7
Change in unrealized capital gains (losses) on available-for-sale securities	(3.1)

Balance at December 31, 2007	$ 128.7

The estimated amount of VOBA to be amortized, net of interest, is $13.4, $13.1, $11.9,
$10.6, and $9.7, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The increase in Amortization of DAC and VOBA in 2007 compared to 2006 is due in part to a $67.0 change in estimate recorded during the fourth quarter of 2007. This change resulted from refinements of the DAC model, partially offset by favorable unlocking of mutual fund and mortality and persistency unlocking.

The decrease in Amortization of DAC and VOBA in 2006 compared to 2005 is due to higher expected gross profits, which reflect revisions in prospective assumptions based on positive persistency experience and favorable equity market performance. The decrease was partially offset, however, by an increase in amortization driven by higher actual gross profits experience in 2006.

C-37

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2007, 2006, and 2005. Unlocking adjustments and their acceleration
(deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 31, 2007, 2006, and 2005.

		2007	2006	2005

	Impact of separate account growth and contractowner

	withdrawal behavior favorable to assumptions	$ 1.3	$ (42.6)	$ (13.3)
	Unlock of contractowner withdrawal behavior
	assumptions for certain fixed deferred annuities	-	-	17.7

	Unlock of future rate of spread income assumptions

	on some fixed annuity liabilities	-	-	2.3
	Unlock on long-term separate account growth assumption	-	-	4.8

	Unlock of mortality and persistency assumptions	(12.0)	(19.8)	(4.2)
	Impact of DAC model refinements	67.0	-	-

	Unlock of mutual fund revenue sharing assumptions	(31.6)	-	-

	Total unlocking effect on Amortization of DAC and VOBA	$ 24.7	$ (62.4)	$ 7.3

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the Insurance Division of the State of Iowa (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

During 2007 and 2005, the Company did not pay any dividends or return of capital distributions to Lion. During 2006, the Company paid $170.0 in a return of capital distribution to its Parent.

During 2007, the Company received $150.0 in capital contributions from Lion. During
2006, the Company did not receive any capital contributions from its Parent. During
2005, the Company received capital contributions of $100.0 from its Parent to support sales activities. On February 21, 2008, the Company received a $1.1 billion capital contribution from Lion.

C-38

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the
United States. Statutory net income (loss) was $(40.1), $(1.6), and $6.9, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $2,552.6 and $1,660.7 as of December 31, 2007 and 2006, respectively. As specifically required by statutory accounting practices, statutory surplus as of December
31, 2007 includes the impact of the $1.1 billion capital contribution.

As of December 31, 2007, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.

6. Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates SOP 03-1 reserves for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the GMDB SOP
03-1 reserve at December 31, 2007.

Area	Assumptions/Basis for Assumptions
Data used	Based on 100 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.125%
Volatility	18.0%
Mortality	1999 and prior issues – 80.0%, 80.0%, 90.0%, 90.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
2000 and later issues – 60.0%, 60.0%, 75.0%, 75.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

The assumptions used for calculating the additional GMIB and Guaranteed Minimum
Withdrawal for Life Benefit (LifePay and LifePay Plus) liabilities at December 31, 2007, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

C-39

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of
December 31, 2007 and 2006, and the paid and incurred amounts by type for the years ended December 31, 2007 and 2006, were as follows:

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)

Separate account liability

at December 31, 2007	$ 44,477.8	$ 2,556.4	$ 20,066.1	$ 5,900.0

Separate account liability
at December 31, 2006	$ 37,928.3	$ 2,759.3	$ 18,036.9	$ 1,846.8

Additional liability balance:

Balance at January 1, 2006	$ 112.8	$ 9.4	$ 60.9	$ -

Incurred guaranteed benefits	43.4	(18.3)	22.4	1.7
Paid guaranteed benefits	(16.5)	-	-	-

Balance at December 31, 2006	139.7	(8.9)	83.3	1.7

Incurred guaranteed benefits	88.9	20.1	48.9	4.2

Paid guaranteed benefits	(19.2)	-	-	-

Balance at December 31, 2007	$ 209.4	$ 11.2	$ 132.2	$ 5.9

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2007 and 2006.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Minimum
	Death	Accumulation/	Income	Income
	Benefit	Withdrawal Benefit	Benefit	GMWB-For-Life
2007	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)

Net amount at risk, net of reinsurance	$ 1,796.0	$ 109.0	$ 391.9	$ 5.6
Weighted average attained age	63	63	59	63

2006

Net amount at risk, net of reinsurance	$ 1,252.7	$ 27.4	$ 200.0	$ -
Weighted average attained age	62	64	58	-

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $44.5 billion and $37.9 billion, respectively.

C-40

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

7.	Sales Inducements

During the year ended December 31, 2007, the Company capitalized and amortized $135.4 and $120.2, respectively, of sales inducements. During the year ended December 31, 2006, the Company capitalized and amortized $150.0 and $74.1, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $645.4 and $630.7 as of December 31, 2007 and 2006, respectively.

8.	Income Taxes

Effective January 1, 2005, the Company files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2007, 2006, and 2005.

2007

2006

2005

Current tax expense (benefit):

Federal	$ 26.6	$ (67.6)	$ (156.7)

Total current tax expense (benefit)	26.6	(67.6)	(156.7)

Deferred tax (benefit) expense:
Operations and capital loss carryforwards	-	151.0	43.6

Other federal deferred tax	(28.2)	(19.0)	147.3

Total deferred tax (benefit) expense	(28.2)	132.0	190.9

Total income tax (benefit) expense	$ (1.6)	$ 64.4	$ 34.2

C-41

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended
December 31, 2007, 2006, and 2005.

Income before income taxes Tax rate Income tax at federal statutory rate Tax effect of: Meals and entertainment Dividend received deduction IRS audit settlements Other Income tax (benefit) expense

2007	2006	2005

$ 127.4	$ 276.6	$ 224.1
35.0%	35.0%	35.0%

44.6	96.8	78.4

0.7	0.6	0.4
(49.5)	(42.9)	(20.4)

-	-	(24.4)
2.6	9.9	0.2

$ (1.6)	$ 64.4	$ 34.2

Temporary Differences The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006

Deferred tax assets:

Operations and capital loss carryforwards	$ 14.6	$ -
Future policy benefits	731.1	734.5

Goodwill	5.1	6.5
Investments	103.8	6.9

Employee compensation and benefits	45.4	31.3
Unrealized losses on investments	59.6	3.8

Other	68.0	9.7

Total gross assets before valuation allowance	1,027.6	792.7

Less: valuation allowance	(46.9)	-

Total gross assets, net of valuation allowance	980.7	792.7

Deferred tax liabilities:
Deferred policy acquisition cost	(1,120.3)	(1,018.9)

Value of purchased insurance in force	(42.7)	(34.4)
Other	(2.2)	(1.9)

Total gross liabilities	(1,165.2)	(1,055.2)

Net deferred income tax liability	$ (184.5)	$ (262.5)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

C-42

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $46.9 valuation allowance related to unrealized capital losses on investments, which is included in
Accumulated other comprehensive income (loss). The Company had no valuation allowance as of December 31, 2006.

Tax Sharing Agreement

The Company had a payable to ING AIH of $40.7 and a receivable from ING AIH of
$4.6 at December 31, 2007 and 2006, respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $1.7 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $61.5 of unrecognized tax benefits as of
January 1, 2007, of which $41.4 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

Balance at January 1, 2007	$ 61.5
Additions for tax positions related to the current year	6.9

Additions (reduction) for tax positions related to prior years	(2.0)

Balance at December 31, 2007	$ 66.4

The Company had $43.2 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and
Statements of Operations, respectively. The Company had accrued interest of $4.7 as of
December 31, 2007.

C-43

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. The settlement is not expected to have a material impact on the Company’s financial position. The timing of the settlement and any potential future payment of the remaining allowance related to the IRS audit of tax years 2004 and 2005 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended
Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretation of the statutes governing these computational questions.
Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the
Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $14.4 was accumulated in the
Policyholder’s Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs
Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’
Surplus Account during 2005 and 2006. During 2006, the Company made a return of capital distribution of $170.0, which eliminated the $14.4 balance in the Policyholders’
Surplus Account and, therefore, any potential tax on the accumulated balance.

9. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING
Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001.
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

C-44

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty
Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan
(except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is
responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $13.0, $17.1, and $15.9, for the years ended 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”).
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than
Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-
tax basis. ING North America matches such pre-tax contributions, up to a maximum of
6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the
Savings Plan were $4.9, $4.6, and $4.2, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Statements of
Operations.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of
American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

C-45

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options
(i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock
Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on
ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.7, $7.4, and $4.0 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $2.5 in 2007 and minimal tax benefits in
2006 and 2005.

C-46

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING
North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2007, 2006, and 2005, were $0.6, $1.3, and $1.1, respectively.

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

§ Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker- dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were incurred in the amounts of $553.8, $418.0, and $371.5, respectively.

§ Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $78.0, $69.5, and $71.8, respectively.

C-47

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

§	Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the Company’s variable separate accounts deposited in ING

Investors Trust. On August 9, 2007, the Company and DSL entered into an amendment to the service agreement effective July 31, 2007, which modifies the method for calculating the compensation owed to the Company for its provision of managerial and supervisory services to DSL. As a result of this amendment, DSL pays the Company the total net revenue associated with the Company’s deposits in ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, revenue for these services was $109.0, $62.0, and $43.0, respectively.

§	Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $96.6, $95.4, and $82.5, respectively.

§	Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended December 31, 2007, 2006, and 2005, expenses related to the agreements were incurred in the amount of $19.0, $6.1, and $5.7, respectively.

§	Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2007, 2006, and 2005, revenue related to the agreement was $6.3, $5.8, and $2.5, respectively.

§	ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2007, 2006, and 2005, ING Advisors Network sold new contracts of $1,429.3, $1,255.4, and $1,082.0, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate,
Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and
December 31, 2003. In addition, ING USA assigned to Security Life all future premiums received by ING USA attributable to the ceded contracts.

C-48

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to Security Life, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission.
The Company incurred amortization expense of the negative ceding commission of $21.2 and $23.5 for the years ended December 31, 2007 and 2006, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2007 and 2006, the value of reserves ceded by the
Company under this agreement was $16.6 and $16.0, respectively.

The Company is a party to a Facultative Coinsurance Agreement with its affiliate,
Security Life, effective August 20, 1999. Under the terms of this agreement, the
Company facultatively cedes to Security Life, from time to time, certain GICs on a 100%
coinsurance basis. The value of GIC reserves ceded by the Company under this agreement was $2.3 billion and $2.2 billion at December 31, 2007 and 2006, respectively.

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January
2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0%
of the Company's statutory admitted assets as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15% . Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $3.5, $1.5, and $0.9, for the years ended December 31, 2007, 2006, and 2005, respectively. The Company earned interest income of $6.7, $4.9, and $4.3, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and
Net investment income, respectively, on the Statements of Operations. At December 31,
2007 and 2006, the Company had no amounts outstanding with ING AIH under the reciprocal loan agreement.

C-49

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on
December 8, 1999, to its affiliate, Security Life, which matures on December 7, 2029.
Interest is charged at an annual rate of 7.98% . Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, for each of the years ended December 31, 2007, 2006, and 2005, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
and Security Life of Denver International, Limited, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-
annually in arrears on June 29 and December 29 of each year, commencing on June 29,
2005. Interest expense was $25.4 for each of the years ended December 31, 2007, 2006, and 2005, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent,
Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company,
ING Verzekeringen N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay
Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2009, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10, 2012.

C-50

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Proprietary Alpha Fund

On September 4, 2007, ING USA invested $125.0 into the ING Proprietary Alpha Fund,
LLC (“PAF”). PAF is a newly-formed multi-strategy investment fund established as a
U.S. domiciled limited liability company managed by ING Alternative Asset
Management LLC (“IAAM”). PAF’s initial capital of $300.0 was provided by ING

USA’s affiliated insurance and non-insurance companies.

The investment strategies

within PAF include both long and short exposures to various investments and utilize various fixed income, equity and derivative financial instruments.

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group.
Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

On August 31, 2007, ING USA terminated two interest rate swaps with Security Life to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company paid the quarterly quoted 3-month LIBOR rate and received a fixed rate of 4.8% and 4.9% for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap was $100.0. The fair values of the swaps were $(1.6) and $(0.1) for the December 30, 2010 and 2015 swaps, respectively, at the date of termination.

As of December 31, 2007 and 2006, the Company had call options with a notional amount of $167.8 and $935.4 respectively, and market value of $42.6 and $78.6, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

C-51

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Purchase of Investments

On September 27, 2007, the Company purchased at fair value financial assets with a fair value of $435.0 from Security Life, an affiliate. The investments, which primarily consisted of AAA rated collateralized mortgage obligations were purchased by the
Company with the intent to use them as part of the FHLB funding agreement program.
These assets are included in fixed maturities on the Balance Sheets.

On August 21, 2007, ING USA purchased at fair value U.S. commercial mortgage loans with a fair value of $17.9 from ING Bank of Canada, an affiliate.

11. Financing Agreements

The Company maintains a $100.0 uncommitted, perpetual revolving note facility with the
Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended
December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, the Company had
no amounts outstanding under the revolving note facility.

The Company also maintains a $75.0 uncommitted line-of-credit agreement with PNC
Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended
December 31, 2007 and 2006. At December 31, 2007 and 2006, the Company had no
amounts outstanding under the line-of-credit agreement.

The Company maintains a $100.0 uncommitted line-of-credit agreement with Svenska
Handelsbanken AB (Publ.) (“Svenska”), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to
ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, the Company had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

C-52

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

12. Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 16 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company also has reinsurance treaties with one affiliate, Security Life, related to GICs, fixed annuities, and universal life insurance policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $689.1 and $755.3 at
December 31, 2007 and 2006, respectively. Net receivables were comprised of the following at December 31, 2007 and 2006.

	2007	2006

Claims recoverable from reinsurers	$ 6.9	$ 7.2
Payable for reinsurance premiums	1.4	(2.3)

Reinsured amounts due to reinsurers	(36.2)	(29.9)
Reserve credits	5.1	9.1

Reinsurance ceded	2,452.1	2,265.7
Deposits	2,153.2	2,478.4

Other	33.6	30.8

Total	$ 4,616.1	$ 4,759.0

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005

Deposits ceded under reinsurance	$ 1,309.1	$ 1,144.3	$ 722.2
Premiums ceded under reinsurance	2.4	2.5	3.0

Reinsurance recoveries	1,723.2	657.6	703.4

Also see Reinsurance Agreements in the Related Party Transactions footnote.

13. Commitments and Contingent Liabilities

Leases The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

C-53

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was

$7.9, $8.3, and $8.0, respectively.

The future net minimum payments under

noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $8.6, $8.6, $7.0, $5.7, and $5.5, respectively, and $24.2, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties.
Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $616.3, $156.5 of which was with related parties.
At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $537.9, $143.2 of which was with related parties.
During 2007 and 2006, $33.1 and $32.4, respectively, was funded to related parties under these commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement.
The Company can seek recovery of any losses under the agreements by sale or collection of the received reference obligation. As of December 31, 2007, the maximum potential future exposure to the Company under the guarantee was $32.5.

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative International Swaps and
Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may
receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA
Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal
Funds rate. As of December 31, 2007, the Company held $11.5 of cash collateral, which was included in Collateral held, including payables under securities loan agreement and was reinvested in Short-term investments under securities loan agreement on the

C-54

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Condensed Balance Sheets. The Company held no cash collateral under the ISDA
Agreements as of December 31, 2006.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the
Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance;
sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the
Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the
Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

C-55

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues,
ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and
Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s
U.S.-based operations, including the Company.

C-56

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

	Shareholder’s equity included the following components of Accumulated			other
	comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

		2007	2006	2005

	Net unrealized capital (losses) gains:

	Fixed maturities, available-for-sale	$ (122.3) $	(28.9) $	(6.9)
	Equity securities, available-for-sale	(5.5)	1.5	1.1

	DAC/VOBA adjustment on

	available-for-sale securities	(36.9)	21.1	7.5
	Sales inducements adjustment on
	available-for-sale securities	0.5	1.0	2.5

Other investments Unrealized capital (losses) gains , before tax

(6.4)	(6.6)	(5.4)

(170.6)	(11.9)	(1.2)

Deferred income tax asset (liability)	59.7	3.8	0.4
Deferred tax asset valuation allowance	(46.9)	-	-

Net unrealized capital (losses) gains	(157.8)	(8.1)	(0.8)
Pension liability, net of tax	(2.9)	(5.1)	(3.9)

Other	-	1.1	-

Accumulated other comprehensive (loss) income	$ (160.7)	$ (12.1)	$ (4.7)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains
(losses) on securities, including securities pledged, were as follows for the years ended
December 31, 2007, 2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ (93.4)	$ (22.0)	$ (458.3)
Equity securities, available-for-sale	(7.0)	0.4	0.6

DAC/VOBA adjustment on

available-for-sale securities	(58.0)	13.6	266.1
Sales inducements adjustment on
available-for-sale securities	(0.5)	(1.5)	9.2

Other investments	0.2	(1.2)	(2.8)

Unrealized capital (losses) gains, before tax	(158.7)	(10.7)	(185.2)

Deferred income tax asset (liability)	55.9	3.4	66.8

Net change in unrealized capital (losses) gains	$ (102.8)	$ (7.3)	$ (118.4)

C-57

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements (Dollar amounts in millions, unless otherwise stated)

Net unrealized capital holding (losses) gains
arising during the year (1)
Less: reclassification adjustment for (losses) gains
and other items included in Net income (2)
Net change in unrealized capital (losses)
gains on securities

2007	2006	2005

$ (210.5)	$ (49.5)	$ (69.2)
(107.7)	(42.2)	49.2

$ (102.8)	$ (7.3)	$ (118.4)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $(324.9), $(72.6), and $(108.3), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(166.2), $(61.9), and $76.9, for the years ended December 31, 2007, 2006, and 2005, respectively.

C-58

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth

Total revenue	$ 512.4	$ 632.7	$ 534.7	$ 494.0

Income (loss) before income taxes	96.6	138.1	37.1	(144.4)

Income tax expense (benefit)	26.9	41.0	(11.1)	(58.4)

Net income (loss)	$ 69.7	$ 97.1	$ 48.2	$ (86.0)

2006	First	Second	Third	Fourth

Total revenue	$ 425.1	$ 502.2	$ 535.6	$ 562.8

Income before income taxes	54.1	54.2	75.6	92.7

Income tax expense	13.5	13.0	2.1	35.8

Net income	$ 40.6	$ 41.2	$ 73.5	$ 56.9

C-59

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account EQ Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Financial Statements Year ended December 31, 2007

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING
USA Annuity and Life Insurance Company Separate Account EQ (the “Account”) as of December 31,
2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

Columbia Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING EquitiesPlus Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Large Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Franklin Mutual Shares Portfolio - Service Class
ING Franklin Templeton Founding Strategy Portfolio - Service
Class
ING Global Real Estate Portfolio - Service Class
ING Global Resources Portfolio - Service Class
ING Global Technology Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class

ING Investors Trust (continued):
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING MarketPro Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Service
Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class
ING Davis New York Venture Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class

ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio
Legg Mason Partners Variable Investors Portfolio
Legg Mason Partners Variable Large Cap Value Portfolio
Legg Mason Partners Variable Lifestyle Allocation 50%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market Portfolio

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance
Company Separate Account EQ at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 21, 2008

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

				ING
	Columbia Small	Fidelity® VIP	Fidelity® VIP	AllianceBernstein
	Cap Value	Equity-Income	Contrafund®	Mid Cap Growth	ING American
	Fund, Variable	Portfolio -	Portfolio -	Portfolio - Service	Funds Growth
	Series - Class B	Service Class 2	Service Class 2	Class	Portfolio

Assets
Investments in mutual
funds at fair value	$ 540	$ 439	$ 2,908	$ 28,095	$ 5,330
Total assets	540	439	2,908	28,095	5,330

Liabilities
Due to related parties	-	-	1	16	2

Total liabilities	-	-	1	16	2

Net assets	$ 540	$ 439	$ 2,907	$ 28,079	$ 5,328

Total number of mutual fund shares	29,976	18,623	105,906	1,600,861	74,940

Cost of mutual fund shares	$ 569	$ 497	$ 3,320	$ 21,522	$ 4,729

The accompanying notes are an integral part of these financial statements. 3

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING BlackRock		ING Capital
	ING American	ING American	Large Cap	ING BlackRock	Guardian U.S.
	Funds Growth-	Funds	Growth	Large Cap	Equities
	Income	International	Portfolio -	Value Portfolio	Portfolio -
	Portfolio	Portfolio	Service Class	- Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 2,711	$ 6,023	$ 512	$ 171	$ 4,403
Total assets	2,711	6,023	512	171	4,403

Liabilities
Due to related parties	1	2	-	-	2

Total liabilities	1	2	-	-	2

Net assets	$ 2,710	$ 6,021	$ 512	$ 171	$ 4,401

Total number of mutual fund shares	60,853	229,374	41,490	12,207	389,268

Cost of mutual fund shares	$ 2,648	$ 4,983	$ 478	$ 163	$ 4,359

The accompanying notes are an integral part of these financial statements. 4

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

					ING FMRSM
	ING	ING Evergreen	ING Evergreen	ING FMRSM	Large Cap
	EquitiesPlus	Health Sciences	Omega	Diversified Mid	Growth
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 2,103	$ 166	$ 2	$ 18,338	$ 14
Total assets	2,103	166	2	18,338	14

Liabilities
Due to related parties	1	-	-	11	-

Total liabilities	1	-	-	11	-

Net assets	$ 2,102	$ 166	$ 2	$ 18,327	$ 14

Total number of mutual fund shares	205,928	13,038	137	1,203,261	1,220

Cost of mutual fund shares	$ 2,077	$ 158	$ 1	$ 17,338	$ 13

The accompanying notes are an integral part of these financial statements. 5

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

				ING Franklin
	ING FMRSM			Templeton
	Mid Cap	ING Franklin	ING Franklin	Founding	ING Global
	Growth	Income	Mutual Shares	Strategy	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 41,102	$ 928	$ 339	$ 521	$ 568
Total assets	41,102	928	339	521	568

Liabilities
Due to related parties	27	-	-	-	-

Total liabilities	27	-	-	-	-

Net assets	$ 41,075	$ 928	$ 339	$ 521	$ 568

Total number of mutual fund shares	3,238,911	82,976	35,142	53,720	47,092

Cost of mutual fund shares	$ 47,595	$ 944	$ 338	$ 529	$ 650

The accompanying notes are an integral part of these financial statements. 6

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			ING
			International		ING JPMorgan
	ING Global	ING Global	Growth	ING Janus	Emerging
	Resources	Technology	Opportunities	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 4,837	$ 70	$ 13,553	$ 4,418	$ 6,858
Total assets	4,837	70	13,553	4,418	6,858

Liabilities
Due to related parties	2	-	7	2	3

Total liabilities	2	-	7	2	3

Net assets	$ 4,835	$ 70	$ 13,546	$ 4,416	$ 6,855

Total number of mutual fund shares	184,701	9,112	1,308,191	249,625	256,083

Cost of mutual fund shares	$ 4,045	$ 69	$ 11,801	$ 4,275	$ 4,156

The accompanying notes are an integral part of these financial statements. 7

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING JPMorgan			ING LifeStyle
	ING JPMorgan	Value	ING Julius Baer	ING Legg	Aggressive
	Small Cap Core Opportunities		Foreign	Mason Value	Growth
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 495	$ 99	$ 3,067	$ 624	$ 4,245
Total assets	495	99	3,067	624	4,245

Liabilities
Due to related parties	-	-	1	-	2

Total liabilities	-	-	1	-	2

Net assets	$ 495	$ 99	$ 3,066	$ 624	$ 4,243

Total number of mutual fund shares	37,278	8,440	166,801	59,690	304,099

Cost of mutual fund shares	$ 527	$ 109	$ 2,696	$ 633	$ 4,166

The accompanying notes are an integral part of these financial statements. 8

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING LifeStyle
	ING LifeStyle	Moderate	ING LifeStyle	ING Limited
	Growth	Growth	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class

Assets
Investments in mutual
funds at fair value	$ 8,273	$ 6,320	$ 4,010	$ 8,131	$ 10,990
Total assets	8,273	6,320	4,010	8,131	10,990

Liabilities
Due to related parties	3	2	1	4	5
Total liabilities	3	2	1	4	5
Net assets	$ 8,270	$ 6,318	$ 4,009	$ 8,127	$ 10,985

Total number of mutual fund shares	611,935	488,416	319,295	731,163	10,990,359

Cost of mutual fund shares	$ 8,068	$ 6,157	$ 3,993	$ 8,246	$ 10,990

The accompanying notes are an integral part of these financial statements. 9

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Lord		ING Marsico
	Abbett	ING Marsico	International	ING MFS Total	ING MFS
	Affiliated	Growth	Opportunities	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 1,194	$ 32,784	$ 479	$ 84,612	$ 2,308
Total assets	1,194	32,784	479	84,612	2,308

Liabilities
Due to related parties	1	21	-	40	-

Total liabilities	1	21	-	40	-

Net assets	$ 1,193	$ 32,763	$ 479	$ 84,572	$ 2,308

Total number of mutual fund shares	94,202	1,731,843	28,115	4,641,382	129,378

Cost of mutual fund shares	$ 1,074	$ 21,628	$ 446	$ 78,132	$ 2,035

The accompanying notes are an integral part of these financial statements. 10

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO		ING Pioneer
	Main Street	Core Bond	High Yield	ING Pioneer	Mid Cap Value
	Portfolio® -	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 72,129	$ 6,267	$ 3,549	$ 48	$ 567
Total assets	72,129	6,267	3,549	48	567

Liabilities
Due to related parties	42	2	1	-	-

Total liabilities	42	2	1	-	-

Net assets	$ 72,087	$ 6,265	$ 3,548	$ 48	$ 567

Total number of mutual fund shares	3,521,906	546,377	358,854	3,649	46,057

Cost of mutual fund shares	$ 70,719	$ 5,946	$ 3,651	$ 49	$ 607

The accompanying notes are an integral part of these financial statements. 11

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe		ING Van	ING Van
	Price Capital	Price Equity	ING Templeton	Kampen Capital	Kampen Global
	Appreciation	Income	Global Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 30,205	$ 6,760	$ 2,955	$ 13	$ 632
Total assets	30,205	6,760	2,955	13	632

Liabilities
Due to related parties	13	3	1	-	-

Total liabilities	13	3	1	-	-

Net assets	$ 30,192	$ 6,757	$ 2,954	$ 13	$ 632

Total number of mutual fund shares	1,223,355	444,126	205,344	903	37,227

Cost of mutual fund shares	$ 26,545	$ 6,120	$ 2,604	$ 11	$ 598

The accompanying notes are an integral part of these financial statements. 12

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Van
	Kampen		ING VP Index	ING Wells	ING Wells
	Growth and	ING Van	Plus	Fargo	Fargo Small
	Income	Kampen Real	International	Disciplined	Cap Disciplined
	Portfolio -	Estate Portfolio	Equity Portfolio	Value Portfolio	Portfolio -
	Service Class	- Service Class	- Service Class	- Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 29,231	$ 6,786	$ 131	$ 2,768	$ 95
Total assets	29,231	6,786	131	2,768	95

Liabilities
Due to related parties	15	3	-	2	-

Total liabilities	15	3	-	2	-

Net assets	$ 29,216	$ 6,783	$ 131	$ 2,766	$ 95

Total number of mutual fund shares	1,089,096	238,856	9,313	163,526	8,676

Cost of mutual fund shares	$ 25,229	$ 7,600	$ 128	$ 2,142	$ 100

The accompanying notes are an integral part of these financial statements. 13

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Legg
	ING Baron	ING Columbia			Mason Partners
	Small Cap	Small Cap	ING Davis New	ING JPMorgan	Aggressive
	Growth	Value II	York Venture	International	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 626	$ 439	$ 359	$ 400	$ 46
Total assets	626	439	359	400	46

Liabilities
Due to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 626	$ 439	$ 359	$ 400	$ 46

Total number of mutual fund shares	32,177	42,063	17,610	22,843	967

Cost of mutual fund shares	$ 581	$ 441	$ 343	$ 344	$ 46

The accompanying notes are an integral part of these financial statements. 14

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Neuberger	ING Neuberger
	Berman	Berman	ING	ING T. Rowe	ING Templeton
	Partners	Regency	Oppenheimer	Price Growth	Foreign Equity
	Portfolio -	Portfolio -	Global Portfolio	Equity Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	- Service Class	Service Class

Assets
Investments in mutual
funds at fair value	$ 1,283	$ 72	$ 562	$ 12	$ 319
Total assets	1,283	72	562	12	319

Liabilities
Due to related parties	1	-	-	-	-

Total liabilities	1	-	-	-	-

Net assets	$ 1,282	$ 72	$ 562	$ 12	$ 319

Total number of mutual fund shares	114,082	6,691	34,131	196	23,422

Cost of mutual fund shares	$ 1,250	$ 77	$ 550	$ 12	$ 316

The accompanying notes are an integral part of these financial statements. 15

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING Van	ING Van	ING VP	ING VP
	ING UBS U.S.	Kampen	Kampen Equity	Growth and	Growth and
	Large Cap	Comstock	and Income	Income	Income
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio - Class	Portfolio - Class
	- Service Class	Service Class	Service Class	I	S

Assets
Investments in mutual
funds at fair value	$ 132	$ 712	$ 435	$ 23,014	$ 4
Total assets	132	712	435	23,014	4

Liabilities
Due to related parties	-	-	-	12	-

Total liabilities	-	-	-	12	-

Net assets	$ 132	$ 712	$ 435	$ 23,002	$ 4

Total number of mutual fund shares	12,597	56,979	11,601	929,486	148

Cost of mutual fund shares	$ 124	$ 743	$ 432	$ 22,989	$ 4

The accompanying notes are an integral part of these financial statements. 16

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING VP
		ING VP Index	ING VP Index	ING VP Index	Financial
	ING VP Global	Plus LargeCap	Plus MidCap	Plus SmallCap	Services
	Equity Dividend	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Portfolio	S	S	S	S

Assets
Investments in mutual
funds at fair value	$ 570	$ 290	$ 697	$ 1,023	$ 170

Total assets	570	290	697	1,023	170

Liabilities
Due to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 570	$ 290	$ 697	$ 1,023	$ 170

Total number of mutual fund shares	67,832	16,130	38,452	68,160	15,801

Cost of mutual fund shares	$ 522	$ 253	$ 709	$ 1,154	$ 206

The accompanying notes are an integral part of these financial statements. 17

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			Legg Mason
			Partners
	ING VP		Variable	Legg Mason	Legg Mason
	SmallCap	ING VP	International	Partners	Partners
	Opportunities	Intermediate	All Cap	Variable	Variable
	Portfolio - Class	Bond Portfolio -	Opportunity	Investors	Lifestyle
	S	Class S	Portfolio	Portfolio	Allocation 50%

Assets
Investments in mutual
funds at fair value	$ 65	$ 1,227	$ 8,619	$ 25,303	$ 22,478
Total assets	65	1,227	8,619	25,303	22,478

Liabilities
Due to related parties	-	-	4	12	8

Total liabilities	-	-	4	12	8

Net assets	$ 65	$ 1,227	$ 8,615	$ 25,291	$ 22,470

Total number of mutual fund shares	3,007	93,362	963,052	1,531,652	1,821,583

Cost of mutual fund shares	$ 56	$ 1,233	$ 13,043	$ 26,722	$ 20,512

The accompanying notes are an integral part of these financial statements. 18

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	Legg Mason	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners	Partners
	Variable	Variable	Variable High	Variable Money
	Lifestyle	Lifestyle	Income	Market
	Allocation 70% Allocation 85%		Portfolio	Portfolio

Assets
Investments in mutual
funds at fair value	$ 18,352	$ 11,446	$ 6,631	$ 3,380
Total assets	18,352	11,446	6,631	3,380

Liabilities
Due to related parties	10	8	3	1
Total liabilities	10	8	3	1
Net assets	$ 18,342	$ 11,438	$ 6,628	$ 3,379

Total number of mutual fund shares	1,611,276	847,838	994,194	3,380,126

Cost of mutual fund shares	$ 14,881	$ 10,422	$ 7,001	$ 3,380

The accompanying notes are an integral part of these financial statements. 19

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

					ING
	Columbia Small	Fidelity® VIP	Fidelity® VIP		AllianceBernstein
	Cap Value	Equity-Income	Contrafund®	Mutual Shares	Mid Cap Growth
	Fund, Variable	Portfolio -	Portfolio -	Securities Fund	Portfolio - Service
	Series - Class B	Service Class 2	Service Class 2	- Class 2	Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 7	$ 21	$ 4	$ -

Total investment income	2	7	21	4	-
Expenses:
Mortality and expense risk
and other charges	10	6	35	2	473
Annual administrative charges	-	-	-	-	(3)
Contingent deferred sales charges	-	-	-	-	5

Total expenses	10	6	35	2	475
Net investment income (loss)	(8)	1	(14)	2	(475)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	24	13	63	(3)	1,070
Capital gains distributions	71	37	706	9	2,037
Total realized gain (loss) on investments
and capital gains distributions	95	50	769	6	3,107
Net unrealized appreciation
(depreciation) of investments	(107)	(59)	(423)	(7)	225
Net realized and unrealized gain (loss)
on investments	(12)	(9)	346	(1)	3,332
Net increase (decrease) in net
assets resulting from operations	$ (20)	$ (8)	$ 332	$ 1	$ 2,857

The accompanying notes are an integral part of these financial statements. 20

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

				ING BlackRock
		ING American	ING American	Large Cap	ING BlackRock
	ING American Funds Growth-		Funds	Growth	Large Cap
	Funds Growth	Income	International	Portfolio -	Value Portfolio
	Portfolio	Portfolio	Portfolio	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 12	$ 27	$ 45	$ -	$ 1

Total investment income	12	27	45	-	1
Expenses:
Mortality and expense risk
and other charges	70	40	74	10	3
Annual administrative charges	-	-	1	-	-
Contingent deferred sales charges	-	1	-	-	-

Total expenses	70	41	75	10	3
Net investment income (loss)	(58)	(14)	(30)	(10)	(2)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	205	128	310	52	16
Capital gains distributions	36	54	81	-	6

Total realized gain (loss) on investments
and capital gains distributions	241	182	391	52	22
Net unrealized appreciation
(depreciation) of investments	222	(119)	428	(4)	(9)

Net realized and unrealized gain (loss)
on investments	463	63	819	48	13
Net increase (decrease) in net
assets resulting from operations	$ 405	$ 49	$ 789	$ 38	$ 11

The accompanying notes are an integral part of these financial statements. 21

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

	ING Capital	ING Capital
	Guardian	Guardian U.S.	ING	ING Evergreen ING Evergreen
	Small/Mid Cap	Equities	EquitiesPlus	Health Sciences	Omega
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 17	$ 32	$ 92	$ -	$ -

Total investment income	17	32	92	-	-
Expenses:
Mortality and expense risk
and other charges	75	86	38	3	-
Annual administrative charges	(9)	(1)	-	-	-
Contingent deferred sales charges	1	1	-	-	-

Total expenses	67	86	38	3	-

Net investment income (loss)	(50)	(54)	54	(3)	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	4,647	365	55	21	-
Capital gains distributions	-	500	129	6	-

Total realized gain (loss) on investments
and capital gains distributions	4,647	865	184	27	-
Net unrealized appreciation
(depreciation) of investments	(3,608)	(832)	(186)	(12)	-

Net realized and unrealized gain (loss)
on investments	1,039	33	(2)	15	-

Net increase (decrease) in net
assets resulting from operations	$ 989	$ (21)	$ 52	$ 12	$ -

The accompanying notes are an integral part of these financial statements. 22

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

		ING FMRSM	ING FMRSM
	ING FMRSM	Large Cap	Mid Cap	ING Franklin	ING Franklin
	Diversified Mid	Growth	Growth	Income	Mutual Shares
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 24	$ -	$ -	$ 7	$ -

Total investment income	24	-	-	7	-
Expenses:
Mortality and expense risk
and other charges	227	-	736	9	2
Annual administrative charges	8	-	(7)	-	-
Contingent deferred sales charges	3	-	9	-	-

Total expenses	238	-	738	9	2

Net investment income (loss)	(214)	-	(738)	(2)	(2)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	469	-	(4,507)	17	(4)
Capital gains distributions	82	-	-	1	-

Total realized gain (loss) on investments
and capital gains distributions	551	-	(4,507)	18	(4)
Net unrealized appreciation
(depreciation) of investments	928	-	5,419	(29)	1

Net realized and unrealized gain (loss)
on investments	1,479	-	912	(11)	(3)

Net increase (decrease) in net
assets resulting from operations	$ 1,265	$ -	$ 174	$ (13)	$ (5)

The accompanying notes are an integral part of these financial statements. 23

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

	ING Franklin				ING
	Templeton				International
	Founding	ING Global	ING Global	ING Global	Growth
	Strategy	Real Estate	Resources	Technology	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ 1	$ -	$ 162

Total investment income	-	16	1	-	162
Expenses:
Mortality and expense risk
and other charges	3	8	61	1	217
Annual administrative charges	-	-	-	-	(1)
Contingent deferred sales charges	-	-	1	-	3

Total expenses	3	8	62	1	219
Net investment income (loss)	(3)	8	(61)	(1)	(57)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	-	12	268	3	411
Capital gains distributions	-	-	404	1	2,604

Total realized gain (loss) on investments
and capital gains distributions	-	12	672	4	3,015
Net unrealized appreciation
(depreciation) of investments	(8)	(91)	496	-	(740)

Net realized and unrealized gain (loss)
on investments	(8)	(79)	1,168	4	2,275
Net increase (decrease) in net
assets resulting from operations	$ (11)	$ (71)	$ 1,107	$ 3	$ 2,218

The accompanying notes are an integral part of these financial statements. 24

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

		ING JPMorgan		ING JPMorgan
	ING Janus	Emerging	ING JPMorgan	Value	ING Julius Baer
	Contrarian	Markets Equity Small Cap Core Opportunities			Foreign
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 55	$ 1	$ 1	$ 2

Total investment income	-	55	1	1	2
Expenses:
Mortality and expense risk
and other charges	45	85	8	2	39
Annual administrative charges	2	-	-	-	-
Contingent deferred sales charges	1	1	-	-	-

Total expenses	48	86	8	2	39
Net investment income (loss)	(48)	(31)	(7)	(1)	(37)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	147	761	13	13	189
Capital gains distributions	73	13	29	7	170
Total realized gain (loss) on investments
and capital gains distributions	220	774	42	20	359
Net unrealized appreciation
(depreciation) of investments	81	998	(54)	(23)	25
Net realized and unrealized gain (loss)
on investments	301	1,772	(12)	(3)	384
Net increase (decrease) in net
assets resulting from operations	$ 253	$ 1,741	$ (19)	$ (4)	$ 347

The accompanying notes are an integral part of these financial statements. 25

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

	ING Legg		ING LifeStyle		ING LifeStyle
	Mason Partners	ING Legg	Aggressive	ING LifeStyle	Moderate
	All Cap	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 42	$ -	$ 26	$ 79	$ 69

Total investment income	42	-	26	79	69
Expenses:
Mortality and expense risk
and other charges	15	11	61	125	84
Annual administrative charges	(2)	-	-	1	1
Contingent deferred sales charges	1	-	1	2	-

Total expenses	14	11	62	128	85
Net investment income (loss)	28	(11)	(36)	(49)	(16)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	576	33	53	101	144
Capital gains distributions	274	10	158	208	127
Total realized gain (loss) on investments
and capital gains distributions	850	43	211	309	271
Net unrealized appreciation
(depreciation) of investments	(732)	(81)	(153)	(119)	(124)
Net realized and unrealized gain (loss)
on investments	118	(38)	58	190	147
Net increase (decrease) in net
assets resulting from operations	$ 146	$ (49)	$ 22	$ 141	$ 131

The accompanying notes are an integral part of these financial statements. 26

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

				ING Lord
	ING LifeStyle	ING Limited		Abbett
	Moderate	Maturity Bond	ING Liquid	Affiliated	ING MarketPro
	Portfolio -	Portfolio -	Assets Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 59	$ 180	$ 550	$ 24	$ 1
Total investment income	59	180	550	24	1
Expenses:
Mortality and expense risk
and other charges	58	134	236	22	1
Annual administrative charges	-	(1)	(1)	-	-
Contingent deferred sales charges	2	9	447	1	-

Total expenses	60	142	682	23	1
Net investment income (loss)	(1)	38	(132)	1	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	174	(153)	-	156	5
Capital gains distributions	71	-	-	35	1

Total realized gain (loss) on investments
and capital gains distributions	245	(153)	-	191	6
Net unrealized appreciation
(depreciation) of investments	(108)	475	-	(142)	(3)

Net realized and unrealized gain (loss)
on investments	137	322	-	49	3

Net increase (decrease) in net
assets resulting from operations	$ 136	$ 360	$ (132)	$ 50	$ 3

The accompanying notes are an integral part of these financial statements. 27

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

		ING Marsico			ING
	ING Marsico	International		ING MFS	Oppenheimer
	Growth	Opportunities ING MFS Total		Utilities	Main Street
	Portfolio -	Portfolio -	Return Portfolio	Portfolio -	Portfolio® -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 2,655	$ 13	$ 805

Total investment income	-	2	2,655	13	805
Expenses:
Mortality and expense risk
and other charges	538	4	1,441	25	1,256
Annual administrative charges	(4)	-	(9)	-	(9)
Contingent deferred sales charges	12	-	9	-	10

Total expenses	546	4	1,441	25	1,257
Net investment income (loss)	(546)	(2)	1,214	(12)	(452)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	1,768	20	3,728	178	(795)
Capital gains distributions	-	14	4,963	58	-

Total realized gain (loss) on investments
and capital gains distributions	1,768	34	8,691	236	(795)
Net unrealized appreciation
(depreciation) of investments	2,890	7	(7,152)	123	3,960
Net realized and unrealized gain (loss)
on investments	4,658	41	1,539	359	3,165
Net increase (decrease) in net
assets resulting from operations	$ 4,112	$ 39	$ 2,753	$ 347	$ 2,713

The accompanying notes are an integral part of these financial statements. 28

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

					ING T. Rowe
	ING PIMCO	ING PIMCO		ING Pioneer	Price Capital
	Core Bond	High Yield	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 212	$ 257	$ -	$ 3	$ 587

Total investment income	212	257	-	3	587
Expenses:
Mortality and expense risk
and other charges	96	57	1	9	495
Annual administrative charges	-	-	-	-	(2)
Contingent deferred sales charges	1	-	-	-	5

Total expenses	97	57	1	9	498
Net investment income (loss)	115	200	(1)	(6)	89

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	32	(34)	6	59	2,183
Capital gains distributions	-	18	1	32	3,194

Total realized gain (loss) on investments
and capital gains distributions	32	(16)	7	91	5,377
Net unrealized appreciation
(depreciation) of investments	296	(123)	(5)	(78)	(4,439)
Net realized and unrealized gain (loss)
on investments	328	(139)	2	13	938
Net increase (decrease) in net
assets resulting from operations	$ 443	$ 61	$ 1	$ 7	$ 1,027

The accompanying notes are an integral part of these financial statements. 29

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

	ING T. Rowe			ING Van	ING Van
	Price Equity	ING Templeton	ING UBS U.S.	Kampen	Kampen Global
	Income	Global Growth	Allocation	Capital Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 107	$ 36	$ -	$ -	$ -

Total investment income	107	36	-	-	-
Expenses:
Mortality and expense risk
and other charges	117	53	-	-	10
Annual administrative charges	(1)	-	-	-	-
Contingent deferred sales charges	2	-	-	-	-

Total expenses	118	53	-	-	10

Net investment income (loss)	(11)	(17)	-	-	(10)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	512	282	1	3	44
Capital gains distributions	283	79	1	-	22

Total realized gain (loss) on investments
and capital gains distributions	795	361	2	3	66
Net unrealized appreciation
(depreciation) of investments	(614)	(281)	(2)	-	(14)

Net realized and unrealized gain (loss)
on investments	181	80	-	3	52

Net increase (decrease) in net
assets resulting from operations	$ 170	$ 63	$ -	$ 3	$ 42

The accompanying notes are an integral part of these financial statements. 30

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT EQ
	Statements of Operations
	Year ended December 31, 2007
	(Dollars in thousands)

	ING Van
	Kampen		ING VP Index	ING Wells	ING Wells
	Growth and	ING Van	Plus	Fargo	Fargo Small
	Income	Kampen Real	International	Disciplined	Cap Disciplined
	Portfolio -	Estate Portfolio	Equity Portfolio	Value Portfolio	Portfolio -
	Service Class	- Service Class	- Service Class	- Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 506	$ 126	$ -	$ 33	$ -

Total investment income	506	126	-	33	-
Expenses:
Mortality and expense risk
and other charges	517	170	3	51	2
Annual administrative charges	(4)	(3)	-	(1)	-
Contingent deferred sales charges	6	1	-	3	-

Total expenses	519	168	3	53	2
Net investment income (loss)	(13)	(42)	(3)	(20)	(2)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	1,021	2,296	33	328	3
Capital gains distributions	2,197	1,174	1	-	-

Total realized gain (loss) on investments
and capital gains distributions	3,218	3,470	34	328	3
Net unrealized appreciation
(depreciation) of investments	(2,631)	(5,287)	(16)	(454)	(7)
Net realized and unrealized gain (loss)
on investments	587	(1,817)	18	(126)	(4)
Net increase (decrease) in net
assets resulting from operations	$ 574	$ (1,859)	$ 15	$ (146)	$ (6)

The accompanying notes are an integral part of these financial statements. 31

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING
	Small Cap	Small Cap	ING Davis New	Fundamental	Fundamental
	Growth	Value II	York Venture	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 468	$ -

Total investment income	-	-	1	468	-
Expenses:
Mortality and expense risk
and other charges	9	6	5	345	-
Annual administrative charges	-	-	-	(14)	-
Contingent deferred sales charges	-	-	-	1	-

Total expenses	9	6	5	332	-

Net investment income (loss)	(9)	(6)	(4)	136	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	40	21	7	(898)	-
Capital gains distributions	-	-	1	2,589	-

Total realized gain (loss) on investments
and capital gains distributions	40	21	8	1,691	-
Net unrealized appreciation
(depreciation) of investments	(10)	(11)	4	(1,029)	(1)
Net realized and unrealized gain (loss)
on investments	30	10	12	662	(1)
Net increase (decrease) in net
assets resulting from operations	$ 21	$ 4	$ 8	$ 798	$ (1)

The accompanying notes are an integral part of these financial statements. 32

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT EQ
	Statements of Operations
	Year ended December 31, 2007
	(Dollars in thousands)

		ING Legg
		Mason Partners	ING Neuberger	ING Neuberger
	ING JPMorgan	Aggressive	Berman	Berman	ING
	International	Growth	Partners	Regency	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Global Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ 4	$ 1	$ 6

Total investment income	8	-	4	1	6
Expenses:
Mortality and expense risk
and other charges	8	1	23	1	8
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	1	-	-

Total expenses	8	1	24	1	8
Net investment income (loss)	-	(1)	(20)	-	(2)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	78	2	12	6	32
Capital gains distributions	-	-	72	-	23

Total realized gain (loss) on investments
and capital gains distributions	78	2	84	6	55
Net unrealized appreciation
(depreciation) of investments	(33)	(2)	44	(5)	(34)
Net realized and unrealized gain (loss)
on investments	45	-	128	1	21

Net increase (decrease) in net
assets resulting from operations	$ 45	$ (1)	$ 108	$ 1	$ 19

The accompanying notes are an integral part of these financial statements. 33

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

				ING Van	ING Van
	ING T. Rowe	ING Templeton	ING UBS U.S.	Kampen	Kampen Equity
	Price Growth	Foreign Equity	Large Cap	Comstock	and Income
	Equity Portfolio	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	- Service Class	Service Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 1	$ 11	$ 5

Total investment income	-	2	1	11	5
Expenses:
Mortality and expense risk
and other charges	-	4	2	12	4
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-

Total expenses	-	4	2	12	4

Net investment income (loss)	-	(2)	(1)	(1)	1

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	-	17	7	24	2
Capital gains distributions	1	2	-	23	6

Total realized gain (loss) on investments
and capital gains distributions	1	19	7	47	8
Net unrealized appreciation
(depreciation) of investments	-	3	(6)	(80)	(8)

Net realized and unrealized gain (loss)
on investments	1	22	1	(33)	-

Net increase (decrease) in net
assets resulting from operations	$ 1	$ 20	$ -	$ (34)	$ 1

The accompanying notes are an integral part of these financial statements. 34

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

	ING VP	ING VP
	Growth and	Growth and		ING VP Index	ING VP Index
	Income	Income	ING VP Global	Plus LargeCap	Plus MidCap
	Portfolio - Class	Portfolio - Class	Equity Dividend	Portfolio - Class	Portfolio - Class
	I	S	Portfolio	S	S

Net investment income (loss)
Income:
Dividends	$ 324	$ -	$ 29	$ 3	$ 3

Total investment income	324	-	29	3	3
Expenses:
Mortality and expense risk
and other charges	50	-	10	4	11
Annual administrative charges	12	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-

Total expenses	62	-	10	4	11

Net investment income (loss)	262	-	19	(1)	(8)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	8	-	36	10	(4)
Capital gains distributions	-	-	53	-	48

Total realized gain (loss) on investments
and capital gains distributions	8	-	89	10	44
Net unrealized appreciation
(depreciation) of investments	25	-	(95)	3	(22)

Net realized and unrealized gain (loss)
on investments	33	-	(6)	13	22

Net increase (decrease) in net
assets resulting from operations	$ 295	$ -	$ 13	$ 12	$ 14

The accompanying notes are an integral part of these financial statements. 35

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT EQ
	Statements of Operations
	Year ended December 31, 2007
	(Dollars in thousands)

					Legg Mason
					Partners
		ING VP	ING VP		Variable
	ING VP Index	Financial	SmallCap	ING VP	International
	Plus SmallCap	Services	Opportunities	Intermediate	All Cap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Opportunity
	S	S	S	Class S	Portfolio

Net investment income (loss)
Income:
Dividends	$ 1	$ 3	$ -	$ 43	$ 82

Total investment income	1	3	-	43	82
Expenses:
Mortality and expense risk
and other charges	17	2	1	15	144
Annual administrative charges	-	-	-	-	(1)
Contingent deferred sales charges	-	-	-	-	1

Total expenses	17	2	1	15	144
Net investment income (loss)	(16)	1	(1)	28	(62)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(4)	3	6	3	436
Capital gains distributions	118	10	-	-	4,307

Total realized gain (loss) on investments
and capital gains distributions	114	13	6	3	4,743
Net unrealized appreciation
(depreciation) of investments	(179)	(40)	2	9	(4,191)
Net realized and unrealized gain (loss)
on investments	(65)	(27)	8	12	552
Net increase (decrease) in net
assets resulting from operations	$ (81)	$ (26)	$ 7	$ 40	$ 490

The accompanying notes are an integral part of these financial statements. 36

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT EQ
	Statements of Operations
	Year ended December 31, 2007
	(Dollars in thousands)

	Legg Mason	Legg Mason	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners	Partners	Partners
	Variable	Variable Large	Variable	Variable	Variable
	Investors	Cap Value	Lifestyle	Lifestyle	Lifestyle
	Portfolio	Portfolio	Allocation 50% Allocation 70% Allocation 85%

Net investment income (loss)
Income:
Dividends	$ 323	$ 111	$ 825 $	513 $	187
Total investment income	323	111	825	513	187
Expenses:
Mortality and expense risk
and other charges	280	147	360	308	202
Annual administrative charges	12	(14)	(1)	(2)	(1)
Contingent deferred sales charges	1	-	-	1	1

Total expenses	293	133	359	307	202
Net investment income (loss)	30	(22)	466	206	(15)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	5	6,533	274	(612)	(222)
Capital gains distributions	694	-	212	324	862

Total realized gain (loss) on investments
and capital gains distributions	699	6,533	486	(288)	640
Net unrealized appreciation
(depreciation) of investments	(1,419)	(4,988)	(484)	616	(308)
Net realized and unrealized gain (loss)
on investments	(720)	1,545	2	328	332
Net increase (decrease) in net
assets resulting from operations	$ (690)	$ 1,523	$ 468 $	534 $	317

The accompanying notes are an integral part of these financial statements. 37

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Operations Year ended December 31, 2007 (Dollars in thousands)

	Legg Mason	Legg Mason
	Partners	Partners
	Variable High	Variable Money
	Income	Market
	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 599	$ 159
Total investment income	599	159
Expenses:
Mortality and expense risk
and other charges	111	75
Annual administrative charges	(1)	-
Contingent deferred sales charges	-	50

Total expenses	110	125
Net investment income (loss)	489	34

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	253	-
Capital gains distributions	-	-

Total realized gain (loss) on investments
and capital gains distributions	253	-
Net unrealized appreciation
(depreciation) of investments	(791)	-

Net realized and unrealized gain (loss)
on investments	(538)	-

Net increase (decrease) in net
assets resulting from operations	$ (49)	$ 34

The accompanying notes are an integral part of these financial statements.

38

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	Columbia Small	Fidelity® VIP	Fidelity® VIP
	Cap Value	Equity-Income	Contrafund®	Mutual Shares
	Fund, Variable	Portfolio -	Portfolio -	Securities Fund
	Series - Class B	Service Class 2	Service Class 2	- Class 2

Net assets at January 1, 2006	$ 891	$ 50	$ 1,296	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	4	(8)	-
Total realized gain (loss) on investments and
capital gains distributions	69	30	228	-
Net unrealized appreciation (depreciation)
of investments	75	-	(60)	7

Net increase (decrease) in net assets resulting
from operations	132	34	160	7
Changes from principal transactions:
Premiums	27	14	55	-
Death benefits	(7)	-	-	-
Surrenders and withdrawals	(83)	(13)	(82)	-
Transfers between Divisions
(including fixed account), net	(194)	291	621	98

Increase (decrease) in net assets derived from
principal transactions	(257)	292	594	98

Total increase (decrease)	(125)	326	754	105

Net assets at December 31, 2006	766	376	2,050	105

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	1	(14)	2
Total realized gain (loss) on investments and
capital gains distributions	95	50	769	6
Net unrealized appreciation (depreciation)
of investments	(107)	(59)	(423)	(7)

Net increase (decrease) in net assets resulting
from operations	(20)	(8)	332	1
Changes from principal transactions:
Premiums	5	10	48	1
Death benefits	(5)	-	(1)	-
Surrenders and withdrawals	(51)	(63)	(82)	(10)
Transfers between Divisions
(including fixed account), net	(155)	124	560	(97)

Increase (decrease) in net assets derived from
principal transactions	(206)	71	525	(106)

Total increase (decrease)	(226)	63	857	(105)

Net assets at December 31, 2007	$ 540	$ 439	$ 2,907	$ -

The accompanying notes are an integral part of these financial statements. 39

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING
	AllianceBernstein		ING American	ING American
	Mid Cap Growth	ING American	Funds Growth-	Funds
	Portfolio - Service	Funds Growth	Income	International
	Class	Portfolio	Portfolio	Portfolio

Net assets at January 1, 2006	$ 45,707	$ 2,165	$ 446	$ 2,065

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(619)	(43)	(11)	(27)
Total realized gain (loss) on investments and
capital gains distributions	5,037	73	16	106
Net unrealized appreciation (depreciation)
of investments	(4,408)	237	167	420
Net increase (decrease) in net assets resulting
from operations	10	267	172	499
Changes from principal transactions:
Premiums	982	92	107	183
Death benefits	(430)	(8)	-	(6)
Surrenders and withdrawals	(1,789)	(289)	(82)	(123)
Transfers between Divisions
(including fixed account), net	(10,215)	1,872	1,727	1,679
Increase (decrease) in net assets derived from
principal transactions	(11,452)	1,667	1,752	1,733
Total increase (decrease)	(11,442)	1,934	1,924	2,232
Net assets at December 31, 2006	34,265	4,099	2,370	4,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(475)	(58)	(14)	(30)
Total realized gain (loss) on investments and
capital gains distributions	3,107	241	182	391
Net unrealized appreciation (depreciation)
of investments	225	222	(119)	428

Net increase (decrease) in net assets resulting
from operations	2,857	405	49	789
Changes from principal transactions:
Premiums	705	170	79	227
Death benefits	(429)	(69)	(44)	(106)
Surrenders and withdrawals	(1,544)	(201)	(142)	(242)
Transfers between Divisions
(including fixed account), net	(7,775)	924	398	1,056
Increase (decrease) in net assets derived from
principal transactions	(9,043)	824	291	935
Total increase (decrease)	(6,186)	1,229	340	1,724
Net assets at December 31, 2007	$ 28,079	$ 5,328	$ 2,710	$ 6,021

The accompanying notes are an integral part of these financial statements.

40

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING BlackRock		ING Capital	ING Capital
	Large Cap	ING BlackRock	Guardian	Guardian U.S.
	Growth	Large Cap	Small/Mid Cap	Equities
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 933	$ 35	$ 19,001	$ 8,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(1)	(192)	(77)
Total realized gain (loss) on investments and
capital gains distributions	70	9	463	1,103
Net unrealized appreciation (depreciation)
of investments	(24)	15	1,488	(421)

Net increase (decrease) in net assets resulting
from operations	34	23	1,759	605
Changes from principal transactions:
Premiums	33	4	598	242
Death benefits	-	-	(49)	(42)
Surrenders and withdrawals	(44)	(39)	(726)	(424)
Transfers between Divisions
(including fixed account), net	(250)	189	(5,155)	(1,770)

Increase (decrease) in net assets derived from
principal transactions	(261)	154	(5,332)	(1,994)

Total increase (decrease)	(227)	177	(3,573)	(1,389)

Net assets at December 31, 2006	706	212	15,428	6,818

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(2)	(50)	(54)
Total realized gain (loss) on investments and
capital gains distributions	52	22	4,647	865
Net unrealized appreciation (depreciation)
of investments	(4)	(9)	(3,608)	(832)

Net increase (decrease) in net assets resulting
from operations	38	11	989	(21)
Changes from principal transactions:
Premiums	31	1	152	152
Death benefits	(29)	-	(32)	(49)
Surrenders and withdrawals	(60)	(11)	(188)	(374)
Transfers between Divisions
(including fixed account), net	(174)	(42)	(16,349)	(2,125)

Increase (decrease) in net assets derived from
principal transactions	(232)	(52)	(16,417)	(2,396)

Total increase (decrease)	(194)	(41)	(15,428)	(2,417)

Net assets at December 31, 2007	$ 512	$ 171	$ -	$ 4,401

The accompanying notes are an integral part of these financial statements. 41

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING	ING Evergreen		ING FMRSM
	EquitiesPlus	Health Sciences	ING Evergreen	Diversified Mid
	Portfolio -	Portfolio -	Omega Portfolio	Cap Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ -	$ 127	$ 27	$ 5,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(3)	-	(88)
Total realized gain (loss) on investments and
capital gains distributions	2	5	1	607
Net unrealized appreciation (depreciation)
of investments	211	20	(1)	12

Net increase (decrease) in net assets resulting
from operations	183	22	-	531
Changes from principal transactions:
Premiums	34	4	-	209
Death benefits	(30)	(3)	-	(23)
Surrenders and withdrawals	(67)	(1)	-	(238)
Transfers between Divisions
(including fixed account), net	2,577	77	(25)	(856)

Increase (decrease) in net assets derived from
principal transactions	2,514	77	(25)	(908)

Total increase (decrease)	2,697	99	(25)	(377)

Net assets at December 31, 2006	2,697	226	2	5,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	54	(3)	-	(214)
Total realized gain (loss) on investments and
capital gains distributions	184	27	-	551
Net unrealized appreciation (depreciation)
of investments	(186)	(12)	-	928

Net increase (decrease) in net assets resulting
from operations	52	12	-	1,265
Changes from principal transactions:
Premiums	49	8	-	522
Death benefits	(21)	(17)	-	(40)
Surrenders and withdrawals	(117)	(30)	-	(669)
Transfers between Divisions
(including fixed account), net	(558)	(33)	-	12,052

Increase (decrease) in net assets derived from
principal transactions	(647)	(72)	-	11,865

Total increase (decrease)	(595)	(60)	-	13,130

Net assets at December 31, 2007	$ 2,102	$ 166	$ 2	$ 18,327

The accompanying notes are an integral part of these financial statements. 42

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING FMRSM	ING FMRSM
	Large Cap	Mid Cap	ING Franklin	ING Franklin
	Growth	Growth	Income	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ -	$ 72,048	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(952)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	-	(8,787)	1	-
Net unrealized appreciation (depreciation)
of investments	1	11,253	13	-

Net increase (decrease) in net assets resulting
from operations	1	1,514	13	-
Changes from principal transactions:
Premiums	-	1,580	34	-
Death benefits	-	(427)	-	-
Surrenders and withdrawals	-	(3,052)	(14)	-
Transfers between Divisions
(including fixed account), net	5	(17,835)	200	-

Increase (decrease) in net assets derived from
principal transactions	5	(19,734)	220	-

Total increase (decrease)	6	(18,220)	233	-

Net assets at December 31, 2006	6	53,828	233	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(738)	(2)	(2)
Total realized gain (loss) on investments and
capital gains distributions	-	(4,507)	18	(4)
Net unrealized appreciation (depreciation)
of investments	-	5,419	(29)	1

Net increase (decrease) in net assets resulting
from operations	-	174	(13)	(5)
Changes from principal transactions:
Premiums	1	1,177	19	-
Death benefits	-	(475)	-	-
Surrenders and withdrawals	-	(1,991)	(37)	(22)
Transfers between Divisions
(including fixed account), net	7	(11,638)	726	366

Increase (decrease) in net assets derived from
principal transactions	8	(12,927)	708	344

Total increase (decrease)	8	(12,753)	695	339

Net assets at December 31, 2007	$ 14	$ 41,075	$ 928	$ 339

The accompanying notes are an integral part of these financial statements. 43

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
	(Dollars in thousands)

	ING Franklin
	Templeton
	Founding	ING Global	ING Global	ING Global
	Strategy	Real Estate	Resources	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ 3,764	$ 220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(54)	(1)
Total realized gain (loss) on investments and
capital gains distributions	-	1	976	5
Net unrealized appreciation (depreciation)
of investments	-	9	(261)	7

Net increase (decrease) in net assets resulting
from operations	-	11	661	11
Changes from principal transactions:
Premiums	-	12	91	-
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	(343)	(7)
Transfers between Divisions
(including fixed account), net	-	61	(413)	(168)

Increase (decrease) in net assets derived from
principal transactions	-	73	(665)	(175)

Total increase (decrease)	-	84	(4)	(164)

Net assets at December 31, 2006	-	84	3,760	56

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	8	(61)	(1)
Total realized gain (loss) on investments and
capital gains distributions	-	12	672	4
Net unrealized appreciation (depreciation)
of investments	(8)	(91)	496	-

Net increase (decrease) in net assets resulting
from operations	(11)	(71)	1,107	3
Changes from principal transactions:
Premiums	4	9	74	-
Death benefits	-	-	(68)	(8)
Surrenders and withdrawals	(12)	(23)	(207)	(24)
Transfers between Divisions
(including fixed account), net	540	569	169	43
Increase (decrease) in net assets derived from
principal transactions	532	555	(32)	11

Total increase (decrease)	521	484	1,075	14
Net assets at December 31, 2007	$ 521	$ 568	$ 4,835	$ 70

The accompanying notes are an integral part of these financial statements. 44

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
	(Dollars in thousands)

	ING
	International		ING JPMorgan
	Growth	ING Janus	Emerging	ING JPMorgan
	Opportunities	Contrarian	Markets Equity	Small Cap Core
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio
	Service Class	Service Class	Service Class	- Service Class

Net assets at January 1, 2006	$ 17,118	$ 201	$ 4,122	$ 94

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(6)	(47)	(5)
Total realized gain (loss) on investments and
capital gains distributions	2,097	24	884	14
Net unrealized appreciation (depreciation)
of investments	756	53	484	22
Net increase (decrease) in net assets resulting
from operations	2,868	71	1,321	31
Changes from principal transactions:
Premiums	254	14	116	11
Death benefits	(142)	-	(7)	-
Surrenders and withdrawals	(756)	(6)	(180)	(14)
Transfers between Divisions
(including fixed account), net	(4,262)	229	(293)	423

Increase (decrease) in net assets derived from
principal transactions	(4,906)	237	(364)	420

Total increase (decrease)	(2,038)	308	957	451

Net assets at December 31, 2006	15,080	509	5,079	545

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(57)	(48)	(31)	(7)
Total realized gain (loss) on investments and
capital gains distributions	3,015	220	774	42
Net unrealized appreciation (depreciation)
of investments	(740)	81	998	(54)

Net increase (decrease) in net assets resulting
from operations	2,218	253	1,741	(19)
Changes from principal transactions:
Premiums	123	71	103	12
Death benefits	(96)	(18)	(110)	-
Surrenders and withdrawals	(694)	(98)	(330)	(15)
Transfers between Divisions
(including fixed account), net	(3,085)	3,699	372	(28)

Increase (decrease) in net assets derived from
principal transactions	(3,752)	3,654	35	(31)

Total increase (decrease)	(1,534)	3,907	1,776	(50)

Net assets at December 31, 2007	$ 13,546	$ 4,416	$ 6,855	$ 495

The accompanying notes are an integral part of these financial statements. 45

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING JPMorgan		ING Legg
	Value	ING Julius Baer	Mason Partners	ING Legg
	Opportunities	Foreign	All Cap	Mason Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 28	$ 893	$ 3,830	$ 481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(27)	(28)	(9)
Total realized gain (loss) on investments and
capital gains distributions	2	76	386	5
Net unrealized appreciation (depreciation)
of investments	12	327	153	45
Net increase (decrease) in net assets resulting
from operations	13	376	511	41
Changes from principal transactions:
Premiums	1	46	117	15
Death benefits	-	(2)	(6)	-
Surrenders and withdrawals	(2)	(98)	(226)	(5)
Transfers between Divisions
(including fixed account), net	153	1,060	(1,024)	233

Increase (decrease) in net assets derived from
principal transactions	152	1,006	(1,139)	243

Total increase (decrease)	165	1,382	(628)	284

Net assets at December 31, 2006	193	2,275	3,202	765

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(37)	28	(11)
Total realized gain (loss) on investments and
capital gains distributions	20	359	850	43
Net unrealized appreciation (depreciation)
of investments	(23)	25	(732)	(81)

Net increase (decrease) in net assets resulting
from operations	(4)	347	146	(49)
Changes from principal transactions:
Premiums	3	70	31	11
Death benefits	-	(17)	-	(20)
Surrenders and withdrawals	(9)	(152)	(49)	(14)
Transfers between Divisions
(including fixed account), net	(84)	543	(3,330)	(69)

Increase (decrease) in net assets derived from
principal transactions	(90)	444	(3,348)	(92)

Total increase (decrease)	(94)	791	(3,202)	(141)

Net assets at December 31, 2007	$ 99	$ 3,066	$ -	$ 624

The accompanying notes are an integral part of these financial statements. 46

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING LifeStyle		ING LifeStyle
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 533	$ 1,025	$ 1,216	$ 949

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(37)	(17)	(2)
Total realized gain (loss) on investments and
capital gains distributions	90	234	108	77
Net unrealized appreciation (depreciation)
of investments	212	271	239	92
Net increase (decrease) in net assets resulting
from operations	277	468	330	167
Changes from principal transactions:
Premiums	47	257	420	9
Death benefits	-	(4)	(4)	-
Surrenders and withdrawals	(74)	(185)	(162)	(115)
Transfers between Divisions
(including fixed account), net	2,208	4,715	2,970	2,138
Increase (decrease) in net assets derived from
principal transactions	2,181	4,783	3,224	2,032
Total increase (decrease)	2,458	5,251	3,554	2,199
Net assets at December 31, 2006	2,991	6,276	4,770	3,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(49)	(16)	(1)
Total realized gain (loss) on investments and
capital gains distributions	211	309	271	245
Net unrealized appreciation (depreciation)
of investments	(153)	(119)	(124)	(108)

Net increase (decrease) in net assets resulting
from operations	22	141	131	136
Changes from principal transactions:
Premiums	118	291	121	67
Death benefits	-	(26)	-	-
Surrenders and withdrawals	(166)	(401)	(689)	(242)
Transfers between Divisions
(including fixed account), net	1,278	1,989	1,985	900
Increase (decrease) in net assets derived from
principal transactions	1,230	1,853	1,417	725
Total increase (decrease)	1,252	1,994	1,548	861
Net assets at December 31, 2007	$ 4,243	$ 8,270	$ 6,318	$ 4,009

The accompanying notes are an integral part of these financial statements. 47

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING Lord
	ING Limited		Abbett
	Maturity Bond	ING Liquid	Affiliated	ING MarketPro
	Portfolio -	Assets Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 14,746	$ 13,916	$ 1,904	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	237	(374)	(12)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(385)	(5)	354	-
Net unrealized appreciation (depreciation)
of investments	401	-	(89)	3

Net increase (decrease) in net assets resulting
from operations	253	(379)	253	2
Changes from principal transactions:
Premiums	77	305	38	-
Death benefits	(117)	(120)	(8)	-
Surrenders and withdrawals	(845)	(92,097)	(158)	(180)
Transfers between Divisions
(including fixed account), net	(4,115)	89,600	(357)	245

Increase (decrease) in net assets derived from
principal transactions	(5,000)	(2,312)	(485)	65

Total increase (decrease)	(4,747)	(2,691)	(232)	67

Net assets at December 31, 2006	9,999	11,225	1,672	67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	(132)	1	-
Total realized gain (loss) on investments and
capital gains distributions	(153)	-	191	6
Net unrealized appreciation (depreciation)
of investments	475	-	(142)	(3)

Net increase (decrease) in net assets resulting
from operations	360	(132)	50	3
Changes from principal transactions:
Premiums	44	341	20	-
Death benefits	(158)	(636)	(7)	-
Surrenders and withdrawals	(500)	(72,544)	(113)	(194)
Transfers between Divisions
(including fixed account), net	(1,618)	72,731	(429)	124

Increase (decrease) in net assets derived from
principal transactions	(2,232)	(108)	(529)	(70)

Total increase (decrease)	(1,872)	(240)	(479)	(67)

Net assets at December 31, 2007	$ 8,127	$ 10,985	$ 1,193	$ -

The accompanying notes are an integral part of these financial statements. 48

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING Marsico
	ING Marsico	International		ING MFS
	Growth	Opportunities ING MFS Total		Utilities
	Portfolio -	Portfolio -	Return Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ 48,061	$ 56	$ 129,806	$ 229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(652)	(6)	919	(8)
Total realized gain (loss) on investments and
capital gains distributions	(551)	18	11,586	18
Net unrealized appreciation (depreciation)
of investments	2,326	21	(1,620)	149

Net increase (decrease) in net assets resulting
from operations	1,123	33	10,885	159
Changes from principal transactions:
Premiums	1,587	18	1,911	11
Death benefits	(402)	-	(1,938)	-
Surrenders and withdrawals	(1,975)	(2)	(6,230)	(18)
Transfers between Divisions
(including fixed account), net	(10,646)	127	(28,708)	679

Increase (decrease) in net assets derived from
principal transactions	(11,436)	143	(34,965)	672

Total increase (decrease)	(10,313)	176	(24,080)	831

Net assets at December 31, 2006	37,748	232	105,726	1,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(546)	(2)	1,214	(12)
Total realized gain (loss) on investments and
capital gains distributions	1,768	34	8,691	236
Net unrealized appreciation (depreciation)
of investments	2,890	7	(7,152)	123

Net increase (decrease) in net assets resulting
from operations	4,112	39	2,753	347
Changes from principal transactions:
Premiums	1,207	36	1,758	39
Death benefits	(253)	-	(883)	(45)
Surrenders and withdrawals	(1,582)	(25)	(5,616)	(104)
Transfers between Divisions
(including fixed account), net	(8,469)	197	(19,166)	1,011

Increase (decrease) in net assets derived from
principal transactions	(9,097)	208	(23,907)	901

Total increase (decrease)	(4,985)	247	(21,154)	1,248

Net assets at December 31, 2007	$ 32,763	$ 479	$ 84,572	$ 2,308

The accompanying notes are an integral part of these financial statements.

	49

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO
	Main Street	Core Bond	High Yield	ING Pioneer
	Portfolio® -	Portfolio -	Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 106,729	$ 8,046	$ 4,875	$ 36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(463)	77	222	-
Total realized gain (loss) on investments and
capital gains distributions	889	18	74	3
Net unrealized appreciation (depreciation)
of investments	11,356	83	12	3
Net increase (decrease) in net assets resulting
from operations	11,782	178	308	6
Changes from principal transactions:
Premiums	1,705	199	136	-
Death benefits	(1,588)	(121)	(64)	-
Surrenders and withdrawals	(4,853)	(402)	(258)	(7)
Transfers between Divisions
(including fixed account), net	(23,765)	(1,091)	(765)	30

Increase (decrease) in net assets derived from
principal transactions	(28,501)	(1,415)	(951)	23

Total increase (decrease)	(16,719)	(1,237)	(643)	29

Net assets at December 31, 2006	90,010	6,809	4,232	65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(452)	115	200	(1)
Total realized gain (loss) on investments and
capital gains distributions	(795)	32	(16)	7
Net unrealized appreciation (depreciation)
of investments	3,960	296	(123)	(5)

Net increase (decrease) in net assets resulting
from operations	2,713	443	61	1
Changes from principal transactions:
Premiums	1,269	125	62	3
Death benefits	(819)	(102)	(55)	-
Surrenders and withdrawals	(3,539)	(334)	(174)	(2)
Transfers between Divisions
(including fixed account), net	(17,547)	(676)	(578)	(19)

Increase (decrease) in net assets derived from
principal transactions	(20,636)	(987)	(745)	(18)

Total increase (decrease)	(17,923)	(544)	(684)	(17)

Net assets at December 31, 2007	$ 72,087	$ 6,265	$ 3,548	$ 48

The accompanying notes are an integral part of these financial statements. 50

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Equity	ING Templeton
	Mid Cap Value	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 314	$ 39,102	$ 8,967	$ 4,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(119)	(12)	(22)
Total realized gain (loss) on investments and
capital gains distributions	8	5,304	908	794
Net unrealized appreciation (depreciation)
of investments	31	(849)	433	(72)

Net increase (decrease) in net assets resulting
from operations	35	4,336	1,329	700
Changes from principal transactions:
Premiums	7	1,093	276	208
Death benefits	(10)	(460)	(8)	(53)
Surrenders and withdrawals	(6)	(2,466)	(511)	(168)
Transfers between Divisions
(including fixed account), net	18	(7,235)	(1,832)	(760)

Increase (decrease) in net assets derived from
principal transactions	9	(9,068)	(2,075)	(773)

Total increase (decrease)	44	(4,732)	(746)	(73)

Net assets at December 31, 2006	358	34,370	8,221	3,932

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	89	(11)	(17)
Total realized gain (loss) on investments and
capital gains distributions	91	5,377	795	361
Net unrealized appreciation (depreciation)
of investments	(78)	(4,439)	(614)	(281)

Net increase (decrease) in net assets resulting
from operations	7	1,027	170	63
Changes from principal transactions:
Premiums	10	974	227	170
Death benefits	-	(583)	(33)	(54)
Surrenders and withdrawals	(16)	(1,799)	(383)	(170)
Transfers between Divisions
(including fixed account), net	208	(3,797)	(1,445)	(987)

Increase (decrease) in net assets derived from
principal transactions	202	(5,205)	(1,634)	(1,041)

Total increase (decrease)	209	(4,178)	(1,464)	(978)

Net assets at December 31, 2007	$ 567	$ 30,192	$ 6,757	$ 2,954

The accompanying notes are an integral part of these financial statements. 51

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
	(Dollars in thousands)

				ING Van
		ING Van	ING Van	Kampen
	ING UBS U.S.	Kampen Capital	Kampen Global	Growth and
	Allocation	Growth	Franchise	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 13	$ 153	$ 205	$ 41,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	2	(144)
Total realized gain (loss) on investments and
capital gains distributions	-	4	25	4,401
Net unrealized appreciation (depreciation)
of investments	1	-	41	831

Net increase (decrease) in net assets resulting
from operations	1	3	68	5,088
Changes from principal transactions:
Premiums	-	1	8	1,046
Death benefits	-	-	-	(610)
Surrenders and withdrawals	-	(13)	(33)	(1,923)
Transfers between Divisions
(including fixed account), net	-	(114)	281	(8,080)

Increase (decrease) in net assets derived from
principal transactions	-	(126)	256	(9,567)

Total increase (decrease)	1	(123)	324	(4,479)

Net assets at December 31, 2006	14	30	529	37,434

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(10)	(13)
Total realized gain (loss) on investments and
capital gains distributions	2	3	66	3,218
Net unrealized appreciation (depreciation)
of investments	(2)	-	(14)	(2,631)

Net increase (decrease) in net assets resulting
from operations	-	3	42	574
Changes from principal transactions:
Premiums	-	1	11	889
Death benefits	-	-	-	(205)
Surrenders and withdrawals	-	-	(22)	(1,632)
Transfers between Divisions
(including fixed account), net	(14)	(21)	72	(7,844)

Increase (decrease) in net assets derived from
principal transactions	(14)	(20)	61	(8,792)

Total increase (decrease)	(14)	(17)	103	(8,218)

Net assets at December 31, 2007	$ -	$ 13	$ 632	$ 29,216

The accompanying notes are an integral part of these financial statements. 52

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING VP Index	ING Wells	ING Wells
	ING Van	Plus	Fargo	Fargo Small
	Kampen Real	International	Disciplined	Cap Disciplined
	Estate Portfolio	Equity Portfolio	Value Portfolio	Portfolio -
	- Service Class	- Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ 11,619	$ -	$ 3,865	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	-	(37)	(2)
Total realized gain (loss) on investments and
capital gains distributions	2,524	7	290	23
Net unrealized appreciation (depreciation)
of investments	1,321	19	192	1
Net increase (decrease) in net assets resulting
from operations	3,810	26	445	22
Changes from principal transactions:
Premiums	392	2	205	2
Death benefits	(119)	-	(14)	-
Surrenders and withdrawals	(792)	(6)	(164)	(3)
Transfers between Divisions
(including fixed account), net	(894)	191	(817)	74

Increase (decrease) in net assets derived from
principal transactions	(1,413)	187	(790)	73

Total increase (decrease)	2,397	213	(345)	95

Net assets at December 31, 2006	14,016	213	3,520	96

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(3)	(20)	(2)
Total realized gain (loss) on investments and
capital gains distributions	3,470	34	328	3
Net unrealized appreciation (depreciation)
of investments	(5,287)	(16)	(454)	(7)

Net increase (decrease) in net assets resulting
from operations	(1,859)	15	(146)	(6)
Changes from principal transactions:
Premiums	258	1	118	2
Death benefits	(185)	-	(7)	-
Surrenders and withdrawals	(555)	(35)	(157)	(11)
Transfers between Divisions
(including fixed account), net	(4,892)	(63)	(562)	14

Increase (decrease) in net assets derived from
principal transactions	(5,374)	(97)	(608)	5

Total increase (decrease)	(7,233)	(82)	(754)	(1)

Net assets at December 31, 2007	$ 6,783	$ 131	$ 2,766	$ 95

The accompanying notes are an integral part of these financial statements. 53

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Baron	ING Columbia		ING
	Small Cap	Small Cap	ING Davis New	Fundamental
	Growth	Value II	York Venture	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2006	$ 418	$ -	$ 7	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1)	(2)	(230)
Total realized gain (loss) on investments and
capital gains distributions	14	(1)	11	202
Net unrealized appreciation (depreciation)
of investments	47	9	12	1,029
Net increase (decrease) in net assets resulting
from operations	54	7	21	1,001
Changes from principal transactions:
Premiums	9	5	16	50
Death benefits	-	-	-	(150)
Surrenders and withdrawals	(15)	-	-	(1,460)
Transfers between Divisions
(including fixed account), net	56	255	195	29,651
Increase (decrease) in net assets derived from
principal transactions	50	260	211	28,091
Total increase (decrease)	104	267	232	29,092
Net assets at December 31, 2006	522	267	239	29,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(6)	(4)	136
Total realized gain (loss) on investments and
capital gains distributions	40	21	8	1,691
Net unrealized appreciation (depreciation)
of investments	(10)	(11)	4	(1,029)

Net increase (decrease) in net assets resulting
from operations	21	4	8	798
Changes from principal transactions:
Premiums	8	20	5	76
Death benefits	(8)	(5)	(14)	(490)
Surrenders and withdrawals	(33)	(4)	(12)	(1,107)
Transfers between Divisions
(including fixed account), net	116	157	133	(28,369)

Increase (decrease) in net assets derived from
principal transactions	83	168	112	(29,890)

Total increase (decrease)	104	172	120	(29,092)

Net assets at December 31, 2007	$ 626	$ 439	$ 359	$ -

The accompanying notes are an integral part of these financial statements. 54

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
	(Dollars in thousands)

			ING Legg
	ING		Mason Partners	ING Neuberger
	Fundamental	ING JPMorgan	Aggressive	Berman
	Research	International	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 8	$ 473	$ 16	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(7)	-	(2)
Total realized gain (loss) on investments and
capital gains distributions	1	38	1	-
Net unrealized appreciation (depreciation)
of investments	-	69	2	(11)

Net increase (decrease) in net assets resulting
from operations	-	100	3	(13)
Changes from principal transactions:
Premiums	-	13	1	1
Death benefits	-	(6)	-	-
Surrenders and withdrawals	-	(21)	(1)	(1)
Transfers between Divisions
(including fixed account), net	3	70	49	1,672
Increase (decrease) in net assets derived from
principal transactions	3	56	49	1,672
Total increase (decrease)	3	156	52	1,659
Net assets at December 31, 2006	11	629	68	1,659

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(20)
Total realized gain (loss) on investments and
capital gains distributions	-	78	2	84
Net unrealized appreciation (depreciation)
of investments	(1)	(33)	(2)	44

Net increase (decrease) in net assets resulting
from operations	(1)	45	(1)	108
Changes from principal transactions:
Premiums	-	7	1	25
Death benefits	-	(29)	-	(3)
Surrenders and withdrawals	-	(60)	(12)	(92)
Transfers between Divisions
(including fixed account), net	(10)	(192)	(10)	(415)

Increase (decrease) in net assets derived from
principal transactions	(10)	(274)	(21)	(485)

Total increase (decrease)	(11)	(229)	(22)	(377)

Net assets at December 31, 2007	$ -	$ 400	$ 46	$ 1,282

The accompanying notes are an integral part of these financial statements. 55

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Neuberger
	Berman	ING	ING T. Rowe	ING Templeton
	Regency	Oppenheimer	Price Growth	Foreign Equity
	Portfolio -	Global Portfolio	Equity Portfolio	Portfolio -
	Service Class	- Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ -	$ 142	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(4)	-	(1)
Total realized gain (loss) on investments and
capital gains distributions	-	5	-	-
Net unrealized appreciation (depreciation)
of investments	-	40	-	-

Net increase (decrease) in net assets resulting
from operations	(1)	41	-	(1)
Changes from principal transactions:
Premiums	4	15	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(8)	-	-
Transfers between Divisions
(including fixed account), net	52	209	-	42

Increase (decrease) in net assets derived from
principal transactions	56	216	-	42

Total increase (decrease)	55	257	-	41

Net assets at December 31, 2006	55	399	-	41

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	-	(2)
Total realized gain (loss) on investments and
capital gains distributions	6	55	1	19
Net unrealized appreciation (depreciation)
of investments	(5)	(34)	-	3

Net increase (decrease) in net assets resulting
from operations	1	19	1	20
Changes from principal transactions:
Premiums	2	13	-	2
Death benefits	-	-	-	(5)
Surrenders and withdrawals	(3)	(31)	-	(5)
Transfers between Divisions
(including fixed account), net	17	162	11	266
Increase (decrease) in net assets derived from
principal transactions	16	144	11	258
Total increase (decrease)	17	163	12	278
Net assets at December 31, 2007	$ 72	$ 562	$ 12	$ 319

The accompanying notes are an integral part of these financial statements. 56

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING Van	ING Van
	ING UBS U.S.	Kampen	Kampen Equity	ING VP Growth
	Large Cap	Comstock	and Income	and Income
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio - Class
	- Service Class	Service Class	Service Class	I

Net assets at January 1, 2006	$ 46	$ 211	$ 87	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(4)	-	-
Total realized gain (loss) on investments and
capital gains distributions	2	30	11	-
Net unrealized appreciation (depreciation)
of investments	12	43	10	-

Net increase (decrease) in net assets resulting
from operations	13	69	21	-
Changes from principal transactions:
Premiums	-	-	1	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(1)	(20)	(26)	-
Transfers between Divisions
(including fixed account), net	98	472	149	-

Increase (decrease) in net assets derived from
principal transactions	97	452	124	-

Total increase (decrease)	110	521	145	-

Net assets at December 31, 2006	156	732	232	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	1	262
Total realized gain (loss) on investments and
capital gains distributions	7	47	8	8
Net unrealized appreciation (depreciation)
of investments	(6)	(80)	(8)	25

Net increase (decrease) in net assets resulting
from operations	-	(34)	1	295
Changes from principal transactions:
Premiums	2	9	7	6
Death benefits	-	(37)	-	(4)
Surrenders and withdrawals	(5)	(44)	(7)	(83)
Transfers between Divisions
(including fixed account), net	(21)	86	202	22,788

Increase (decrease) in net assets derived from
principal transactions	(24)	14	202	22,707

Total increase (decrease)	(24)	(20)	203	23,002

Net assets at December 31, 2007	$ 132	$ 712	$ 435	$ 23,002

The accompanying notes are an integral part of these financial statements. 57

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP
	Growth and		ING VP Index	ING VP Index
	Income	ING VP Global	Plus LargeCap	Plus MidCap
	Portfolio - Class	Equity Dividend	Portfolio - Class	Portfolio - Class
	S	Portfolio	S	S

Net assets at January 1, 2006	$ -	$ 566	$ 45	$ 277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	15	(1)	(5)
Total realized gain (loss) on investments and
capital gains distributions	-	20	6	35
Net unrealized appreciation (depreciation)
of investments	-	105	32	-

Net increase (decrease) in net assets resulting
from operations	-	140	37	30
Changes from principal transactions:
Premiums	-	42	3	12
Death benefits	-	(1)	-	(46)
Surrenders and withdrawals	-	(8)	(16)	(15)
Transfers between Divisions
(including fixed account), net	-	(67)	261	339

Increase (decrease) in net assets derived from
principal transactions	-	(34)	248	290

Total increase (decrease)	-	106	285	320

Net assets at December 31, 2006	-	672	330	597

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	19	(1)	(8)
Total realized gain (loss) on investments and
capital gains distributions	-	89	10	44
Net unrealized appreciation (depreciation)
of investments	-	(95)	3	(22)

Net increase (decrease) in net assets resulting
from operations	-	13	12	14
Changes from principal transactions:
Premiums	-	20	6	14
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(15)	(5)	(24)
Transfers between Divisions
(including fixed account), net	4	(120)	(53)	96

Increase (decrease) in net assets derived from
principal transactions	4	(115)	(52)	86

Total increase (decrease)	4	(102)	(40)	100

Net assets at December 31, 2007	$ 4	$ 570	$ 290	$ 697

The accompanying notes are an integral part of these financial statements. 58

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING VP	ING VP
	ING VP Index	Financial	SmallCap	ING VP
	Plus SmallCap	Services	Opportunities	Intermediate
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Bond Portfolio -
	S	S	S	Class S

Net assets at January 1, 2006	$ 301	$ 17	$ 95	$ 437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	-	(1)	26
Total realized gain (loss) on investments and
capital gains distributions	50	-	4	(6)
Net unrealized appreciation (depreciation)
of investments	44	4	2	(2)

Net increase (decrease) in net assets resulting
from operations	83	4	5	18
Changes from principal transactions:
Premiums	34	-	3	68
Death benefits	(42)	-	-	-
Surrenders and withdrawals	(35)	-	(8)	(72)
Transfers between Divisions
(including fixed account), net	849	20	(16)	495

Increase (decrease) in net assets derived from
principal transactions	806	20	(21)	491

Total increase (decrease)	889	24	(16)	509

Net assets at December 31, 2006	1,190	41	79	946

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	1	(1)	28
Total realized gain (loss) on investments and
capital gains distributions	114	13	6	3
Net unrealized appreciation (depreciation)
of investments	(179)	(40)	2	9

Net increase (decrease) in net assets resulting
from operations	(81)	(26)	7	40
Changes from principal transactions:
Premiums	52	-	1	17
Death benefits	(52)	-	-	(45)
Surrenders and withdrawals	(33)	-	(1)	(78)
Transfers between Divisions
(including fixed account), net	(53)	155	(21)	347

Increase (decrease) in net assets derived from
principal transactions	(86)	155	(21)	241

Total increase (decrease)	(167)	129	(14)	281

Net assets at December 31, 2007	$ 1,023	$ 170	$ 65	$ 1,227

The accompanying notes are an integral part of these financial statements. 59

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
	(Dollars in thousands)

	Legg Mason
	Partners
	Variable	Legg Mason	Legg Mason	Legg Mason
	International	Partners	Partners	Partners
	All Cap	Variable	Variable Large	Variable
	Opportunity	Investors	Cap Value	Lifestyle
	Portfolio	Portfolio	Portfolio	Allocation 50%

Net assets at January 1, 2006	$ 12,037	$ -	$ 36,939	$ 33,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	-	(127)	315
Total realized gain (loss) on investments and
capital gains distributions	389	-	515	96
Net unrealized appreciation (depreciation)
of investments	1,935	-	4,681	1,371

Net increase (decrease) in net assets resulting
from operations	2,363	-	5,069	1,782
Changes from principal transactions:
Premiums	38	-	122	128
Death benefits	(188)	-	(617)	(568)
Surrenders and withdrawals	(681)	-	(1,838)	(1,880)
Transfers between Divisions
(including fixed account), net	(3,100)	-	(7,981)	(6,049)

Increase (decrease) in net assets derived from
principal transactions	(3,931)	-	(10,314)	(8,369)

Total increase (decrease)	(1,568)	-	(5,245)	(6,587)

Net assets at December 31, 2006	10,469	-	31,694	26,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62)	30	(22)	466
Total realized gain (loss) on investments and
capital gains distributions	4,743	699	6,533	486
Net unrealized appreciation (depreciation)
of investments	(4,191)	(1,419)	(4,988)	(484)

Net increase (decrease) in net assets resulting
from operations	490	(690)	1,523	468
Changes from principal transactions:
Premiums	24	24	30	38
Death benefits	(111)	(546)	(468)	(782)
Surrenders and withdrawals	(395)	(741)	(623)	(1,364)
Transfers between Divisions
(including fixed account), net	(1,862)	27,244	(32,156)	(2,750)

Increase (decrease) in net assets derived from
principal transactions	(2,344)	25,981	(33,217)	(4,858)

Total increase (decrease)	(1,854)	25,291	(31,694)	(4,390)

Net assets at December 31, 2007	$ 8,615	$ 25,291	$ -	$ 22,470

The accompanying notes are an integral part of these financial statements. 60

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

Legg Mason	Legg Mason	Legg Mason	Legg Mason
Partners	Partners	Partners	Partners
Variable	Variable	Variable High	Variable Money
Lifestyle	Lifestyle	Income	Market

	Allocation 70% Allocation 85%		Portfolio	Portfolio

Net assets at January 1, 2006	$ 27,185	$ 17,040	$ 10,245	$ 4,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55	(85)	505	(67)
Total realized gain (loss) on investments and
capital gains distributions	(602)	509	(271)	-
Net unrealized appreciation (depreciation)
of investments	2,133	698	556	-

Net increase (decrease) in net assets resulting
from operations	1,586	1,122	790	(67)
Changes from principal transactions:
Premiums	152	80	60	7
Death benefits	(426)	(53)	(234)	(44)
Surrenders and withdrawals	(1,807)	(685)	(618)	(55,091)
Transfers between Divisions
(including fixed account), net	(4,735)	(3,278)	(1,852)	54,528

Increase (decrease) in net assets derived from
principal transactions	(6,816)	(3,936)	(2,644)	(600)

Total increase (decrease)	(5,230)	(2,814)	(1,854)	(667)

Net assets at December 31, 2006	21,955	14,226	8,391	3,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	206	(15)	489	34
Total realized gain (loss) on investments and
capital gains distributions	(288)	640	253	-
Net unrealized appreciation (depreciation)
of investments	616	(308)	(791)	-

Net increase (decrease) in net assets resulting
from operations	534	317	(49)	34
Changes from principal transactions:
Premiums	70	49	23	3
Death benefits	(83)	(77)	(489)	(34)
Surrenders and withdrawals	(1,018)	(694)	(310)	(32,265)
Transfers between Divisions
(including fixed account), net	(3,116)	(2,383)	(938)	32,119

Increase (decrease) in net assets derived from
principal transactions	(4,147)	(3,105)	(1,714)	(177)

Total increase (decrease)	(3,613)	(2,788)	(1,763)	(143)

Net assets at December 31, 2007	$ 18,342	$ 11,438	$ 6,628	$ 3,379

The accompanying notes are an integral part of these financial statements. 61

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account EQ (the “Account”)
was established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2007, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, 84 investment divisions (the “Divisions”), 10 of which invest in an independently managed mutual fund portfolio and 74 of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services LLC, formerly Directed
Services, Inc., (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated Series (“Fund”) of various investment trusts (the
“Trusts”). Investment Divisions with asset balances at December 31, 2007 and related
Trusts are as follows:

Columbia Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series -
Class B
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service
Class 2
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Service
Class
ING BlackRock Large Cap Value Portfolio - Service
Class

ING Investors Trust (continued):
ING Capital Guardian U.S. Equities Portfolio -
Service Class
ING EquitiesPlus Portfolio - Service Class*
ING Evergreen Health Sciences Portfolio - Service
Class
ING Evergreen Omega Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
ING FMRSM Large Cap Growth Portfolio - Service
Class*
ING FMRSM Mid Cap Growth Portfolio - Service
Class
ING Franklin Income Portfolio - Service Class*
ING Franklin Mutual Shares Portfolio - Service
Class**
ING Franklin Templeton Founding Strategy Portfolio
- Service Class**
ING Global Real Estate Portfolio - Service Class*

62

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc.:
ING Global Resources Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service
ING Global Technology Portfolio - Service Class	Class
ING International Growth Opportunities Portfolio -	ING Columbia Small Cap Value II Portfolio - Service
Service Class	Class*
ING Janus Contrarian Portfolio - Service Class	ING Davis New York Venture Portfolio - Service
ING JPMorgan Emerging Markets Equity Portfolio -	Class
Service Class	ING JPMorgan International Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Legg Mason Partners Aggressive Growth
Service Class	Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio -	ING Neuberger Berman Partners Portfolio - Service
Service Class	Class*
ING Julius Baer Foreign Portfolio - Service Class	ING Neuberger Berman Regency Portfolio - Service
ING Legg Mason Value Portfolio - Service Class	Class*
ING LifeStyle Aggressive Growth Portfolio - Service	ING Oppenheimer Global Portfolio - Service Class
Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING LifeStyle Growth Portfolio - Service Class	Class**
ING LifeStyle Moderate Growth Portfolio - Service	ING Templeton Foreign Equity Portfolio - Service
Class	Class*
ING LifeStyle Moderate Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING Limited Maturity Bond Portfolio - Service Class	Class
ING Liquid Assets Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio -
ING Marsico Growth Portfolio - Service Class	Service Class
ING Marsico International Opportunities Portfolio -	ING Variable Funds:
Service Class	ING VP Growth and Income Portfolio - Class I**
ING MFS Total Return Portfolio - Service Class	ING VP Growth and Income Portfolio - Class S**
ING MFS Utilities Portfolio - Service Class	ING Variable Insurance Trust:
ING Oppenheimer Main Street Portfolio® - Service	ING VP Global Equity Dividend Portfolio
Class	ING Variable Portfolios, Inc.:
ING PIMCO Core Bond Portfolio - Service Class	ING VP Index Plus LargeCap Portfolio - Class S
ING PIMCO High Yield Portfolio - Service Class	ING VP Index Plus MidCap Portfolio - Class S
ING Pioneer Fund Portfolio - Service Class	ING VP Index Plus SmallCap Portfolio - Class S
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Variable Products Trust:
ING T. Rowe Price Capital Appreciation Portfolio -	ING VP Financial Services Portfolio - Class S
Service Class	ING VP SmallCap Opportunities Portfolio - Class S
ING T. Rowe Price Equity Income Portfolio - Service	ING VP Intermediate Bond Portfolio:
Class	ING VP Intermediate Bond Portfolio - Class S
ING Templeton Global Growth Portfolio - Service	Legg Mason Partners Variable Equity Trust:
Class	Legg Mason Partners Variable International All Cap
ING Van Kampen Capital Growth Portfolio - Service	Opportunity Portfolio
Class	Legg Mason Partners Variable Investors Portfolio**
ING Van Kampen Global Franchise Portfolio -	Legg Mason Partners Variable Lifestyle Allocation
Service Class	50%
ING Van Kampen Growth and Income Portfolio -	Legg Mason Partners Variable Lifestyle Allocation
Service Class	70%
ING Van Kampen Real Estate Portfolio - Service	Legg Mason Partners Variable Lifestyle Allocation
Class	85%
ING VP Index Plus International Equity Portfolio -	Legg Mason Partners Variable Income Trust:
Service Class*	Legg Mason Partners Variable High Income Portfolio
ING Wells Fargo Disciplined Value Portfolio -	Legg Mason Partners Variable Money Market
Service Class	Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class	* Division was added in 2006
** Division was added in 2007

63

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name Former Name
Columbia Variable Insurance Trust: Liberty Variable Investment Trust:
Columbia Small Cap Value Fund, Variable Series - Colonial Small Cap Value Fund, Variable Series -
Class B Class B
ING Investors Trust: ING Investors Trust:
ING International Growth Opportunities Portfolio - ING International Portfolio - Service Class
Service Class
ING Van Kampen Capital Growth Portfolio - Service ING Van Kampen Equity Growth Portfolio - Service
Class Class
ING Wells Fargo Disciplined Value Portfolio - Service ING Wells Fargo Mid Cap Disciplined Portfolio -
Class Service Class
ING Partners, Inc.: ING Partners, Inc.:
ING Davis New York Venture Portfolio - Service Class ING Davis Venture Value Portfolio - Service Class
Legg Mason Partners Variable Equity Trust: Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Allocation 50% Legg Mason Partners Variable Lifestyle Balanced
Portfolio
Legg Mason Partners Variable Lifestyle Allocation 70% Legg Mason Partners Variable Lifestyle Growth
Portfolio
Legg Mason Partners Variable Lifestyle Allocation 85% Legg Mason Partners Variable Lifestyle High Growth
Portfolio
Legg Mason Partners Variable Income Trust: Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable International All Cap Legg Mason Partners Variable International All Cap
Opportunity Portfolio Growth Portfolio

During 2007, the following Divisions were closed to contractowners:

Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2
ING Investors Trust:
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING MarketPro Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Partners, Inc.:
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable Large Cap Value Portfolio

There were no Divisions offered that had no activity as of December 31, 2007.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and

64

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

All Contracts in the Account are currently in the accumulation period.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

65

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.

66

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.50% of premiums.

5. Related Party Transactions

During the year ended December 31, 2007, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable
Products Trust, and ING VP Intermediate Bond Portfolio. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Partners, Inc. and ING Investors Trust. The
Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

67

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements 6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Columbia Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	$ 93	$ 237	$ 230	$ 479
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	296	188	389	63
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,708	491	1,313	565
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	212	306	98	1
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	2,149	9,635	5,271	12,320
ING American Funds Growth Portfolio	1,831	1,029	2,213	584
ING American Funds Growth-Income Portfolio	1,241	909	1,891	143
ING American Funds International Portfolio	2,082	1,095	2,251	537
ING BlackRock Large Cap Growth Portfolio - Service Class	166	408	104	329
ING BlackRock Large Cap Value Portfolio - Service Class	71	119	247	89
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	19	16,497	125	5,651
ING Capital Guardian U.S. Equities Portfolio - Service Class	595	2,547	827	2,394
ING EquitiesPlus Portfolio - Service Class	247	712	3,200	715
ING Evergreen Health Sciences Portfolio - Service Class	96	166	165	91
ING Evergreen Omega Portfolio - Service Class	-	-	-	26
ING FMRSM Diversified Mid Cap Portfolio - Service Class	15,626	3,886	1,153	1,585
ING FMRSM Large Cap Growth Portfolio - Service Class	8	-	5	-
ING FMRSM Mid Cap Growth Portfolio - Service Class	10	13,686	2	20,696
ING Franklin Income Portfolio - Service Class	895	188	235	16
ING Franklin Mutual Shares Portfolio - Service Class	424	82	-	-
ING Franklin Templeton Founding Strategy Portfolio - Service
Class	542	13	-	-
ING Global Real Estate Portfolio - Service Class	847	284	75	1
ING Global Resources Portfolio - Service Class	1,399	1,088	1,778	1,957
ING Global Technology Portfolio - Service Class	78	68	39	212
ING International Growth Opportunities Portfolio - Service Class	2,772	3,979	2,434	5,175
ING Janus Contrarian Portfolio - Service Class	4,433	752	346	100
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,393	1,376	1,378	1,733
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	270	280	554	132
ING JPMorgan Value Opportunities Portfolio - Service Class	135	219	159	6
ING Julius Baer Foreign Portfolio - Service Class	1,314	737	1,402	421
ING Legg Mason Partners All Cap Portfolio - Service Class	325	3,374	92	1,234
ING Legg Mason Value Portfolio - Service Class	152	245	261	24
ING LifeStyle Aggressive Growth Portfolio - Service Class	2,018	666	3,136	944

68

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING LifeStyle Growth Portfolio - Service Class	$ 3,405	$ 1,394	$ 6,135	$ 1,316
ING LifeStyle Moderate Growth Portfolio - Service Class	3,024	1,497	3,980	734
ING LifeStyle Moderate Portfolio - Service Class	2,482	1,687	2,485	419
ING Limited Maturity Bond Portfolio - Service Class	194	2,389	439	5,205
ING Liquid Assets Portfolio - Service Class	7,038	7,279	7,899	10,592
ING Lord Abbett Affiliated Portfolio - Service Class	110	602	318	665
ING MarketPro Portfolio - Service Class	9	78	64	1
ING Marsico Growth Portfolio - Service Class	179	9,828	127	12,223
ING Marsico International Opportunities Portfolio - Service Class	347	126	316	178
ING MFS Total Return Portfolio - Service Class	7,794	25,539	7,903	36,852
ING MFS Utilities Portfolio - Service Class	1,546	599	772	105
ING Oppenheimer Main Street Portfolio® - Service Class	828	21,932	1,046	30,022
ING PIMCO Core Bond Portfolio - Service Class	1,141	2,014	1,302	2,642
ING PIMCO High Yield Portfolio - Service Class	1,013	1,541	1,168	1,861
ING Pioneer Fund Portfolio - Service Class	53	71	62	39
ING Pioneer Mid Cap Value Portfolio - Service Class	654	426	118	112
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	5,605	7,532	3,480	10,398
ING T. Rowe Price Equity Income Portfolio - Service Class	1,044	2,407	1,089	2,815
ING Templeton Global Growth Portfolio - Service Class	332	1,312	922	1,265
ING UBS U.S. Allocation Portfolio - Service Class	1	14	4	4
ING Van Kampen Capital Growth Portfolio - Service Class	15	35	46	170
ING Van Kampen Global Franchise Portfolio - Service Class	380	309	378	107
ING Van Kampen Growth and Income Portfolio - Service Class	2,944	9,558	4,027	10,404
ING Van Kampen Real Estate Portfolio - Service Class	1,930	6,176	2,694	3,179
ING VP Index Plus International Equity Portfolio - Service Class	142	241	226	34
ING Wells Fargo Disciplined Value Portfolio - Service Class	102	731	180	1,007
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	61	58	418	345
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	279	205	218	169
ING Columbia Small Cap Value II Portfolio - Service Class	325	164	288	28
ING Davis New York Venture Portfolio - Service Class	209	100	247	26
ING Fundamental Research Portfolio - Initial Class	3,159	30,340	36,058	7,703
ING Fundamental Research Portfolio - Service Class	1	11	9	7
ING JPMorgan International Portfolio - Service Class	42	316	337	287
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	13	35	64	15
ING Neuberger Berman Partners Portfolio - Service Class	95	527	1,671	1
ING Neuberger Berman Regency Portfolio - Service Class	90	73	76	20
ING Oppenheimer Global Portfolio - Service Class	329	165	246	33
ING T. Rowe Price Growth Equity Portfolio - Service Class	37	25	-	-
ING Templeton Foreign Equity Portfolio - Service Class	626	367	41	-
ING UBS U.S. Large Cap Equity Portfolio - Service Class	13	38	111	15
ING Van Kampen Comstock Portfolio - Service Class	365	329	614	144
ING Van Kampen Equity and Income Portfolio - Service Class	245	37	192	59

69

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	$ 23,669	$ 688	$ - $	-
ING VP Growth and Income Portfolio - Class S	4	-	-	-
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	98	142	88	106
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	29	82	332	86
ING VP Index Plus MidCap Portfolio - Class S	337	211	559	244
ING VP Index Plus SmallCap Portfolio - Class S	263	247	1,061	231
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	191	25	21	1
ING VP SmallCap Opportunities Portfolio - Class S	12	34	304	326
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	770	501	707	191
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio	4,492	2,591	461	4,142
Legg Mason Partners Variable Investors Portfolio	31,000	4,283	-	-
Legg Mason Partners Variable Large Cap Value Portfolio	248	33,504	1,014	10,898
Legg Mason Partners Variable Lifestyle Allocation 50%	1,043	5,227	988	9,044
Legg Mason Partners Variable Lifestyle Allocation 70%	843	4,464	698	7,457
Legg Mason Partners Variable Lifestyle Allocation 85%	1,062	3,323	189	4,211
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	664	1,888	715	2,855
Legg Mason Partners Variable Money Market Portfolio	1,372	1,516	1,547	2,214

70

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

7. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Columbia Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	1,540	16,929	(15,389)	23,620	44,757	(21,137)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	18,616	13,763	4,853	30,310	5,947	24,363
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	68,176	32,973	35,203	118,008	70,308	47,700
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	17,786	27,451	(9,665)	10,557	891	9,666
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	5,812	420,174	(414,362)	135,009	695,005	(559,996)
ING American Funds Growth Portfolio	129,383	72,880	56,503	225,232	89,719	135,513
ING American Funds Growth-Income Portfolio	90,040	68,982	21,058	174,761	24,626	150,135
ING American Funds International Portfolio	124,715	67,878	56,837	206,520	75,350	131,170
ING BlackRock Large Cap Growth Portfolio - Service Class	12,989	30,858	(17,869)	6,897	29,794	(22,897)
ING BlackRock Large Cap Value Portfolio - Service Class	4,957	8,524	(3,567)	22,459	9,012	13,447
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	322	738,685	(738,363)	58,396	330,878	(272,482)
ING Capital Guardian U.S. Equities Portfolio - Service Class	6,186	194,083	(187,897)	67,154	236,359	(169,205)
ING EquitiesPlus Portfolio - Service Class	3,405	61,192	(57,787)	324,044	73,010	251,034
ING Evergreen Health Sciences Portfolio - Service Class	6,891	12,498	(5,607)	16,770	10,223	6,547
ING Evergreen Omega Portfolio - Service Class	-	-	-	-	2,292	(2,292)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,084,243	251,467	832,776	95,124	166,984	(71,860)
ING FMRSM Large Cap Growth Portfolio - Service Class	729	-	729	534	-	534
ING FMRSM Mid Cap Growth Portfolio - Service Class	866	485,852	(484,986)	135,101	916,802	(781,701)
ING Franklin Income Portfolio - Service Class	78,839	16,232	62,607	25,272	3,928	21,344
ING Franklin Mutual Shares Portfolio - Service Class	35,184	6,633	28,551	-	-	-
ING Franklin Templeton Founding Strategy Portfolio - Service Class	55,392	1,169	54,223	-	-	-
ING Global Real Estate Portfolio - Service Class	59,548	20,044	39,504	6,205	54	6,151

71

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Global Resources Portfolio - Service Class	24,631	26,860	(2,229)	53,083	73,859	(20,776)
ING Global Technology Portfolio - Service Class	5,931	5,258	673	3,195	17,915	(14,720)
ING International Growth Opportunities Portfolio - Service Class	878	254,907	(254,029)	58,146	454,816	(396,670)
ING Janus Contrarian Portfolio - Service Class	258,852	43,006	215,846	31,883	13,996	17,887
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	60,837	63,958	(3,121)	127,033	150,743	(23,710)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	17,818	20,458	(2,640)	47,681	14,332	33,349
ING JPMorgan Value Opportunities Portfolio - Service Class	9,969	17,253	(7,284)	13,226	450	12,776
ING Julius Baer Foreign Portfolio - Service Class	70,367	44,213	26,154	125,177	49,820	75,357
ING Legg Mason Partners All Cap Portfolio - Service Class	898	215,657	(214,759)	19,992	103,911	(83,919)
ING Legg Mason Value Portfolio - Service Class	11,550	19,112	(7,562)	45,704	24,212	21,492
ING LifeStyle Aggressive Growth Portfolio - Service Class	135,068	46,795	88,273	259,677	81,669	178,008
ING LifeStyle Growth Portfolio - Service Class	242,385	101,565	140,820	528,982	128,836	400,146
ING LifeStyle Moderate Growth Portfolio - Service Class	226,241	115,967	110,274	357,786	78,507	279,279
ING LifeStyle Moderate Portfolio - Service Class	195,900	134,365	61,535	221,698	43,140	178,558
ING Limited Maturity Bond Portfolio - Service Class	1,015	106,385	(105,370)	21,414	264,823	(243,409)
ING Liquid Assets Portfolio - Service Class	393,537	430,811	(37,274)	7,005,099	7,196,831	(191,732)
ING Lord Abbett Affiliated Portfolio - Service Class	3,937	41,287	(37,350)	22,454	61,737	(39,283)
ING MarketPro Portfolio - Service Class	637	6,756	(6,119)	22,816	16,698	6,118
ING Marsico Growth Portfolio - Service Class	12,377	522,357	(509,980)	185,815	892,919	(707,104)
ING Marsico International Opportunities Portfolio - Service Class	19,124	7,846	11,278	26,410	15,665	10,745
ING MFS Total Return Portfolio - Service Class	8,089	864,390	(856,301)	239,806	1,621,514	(1,381,708)
ING MFS Utilities Portfolio - Service Class	87,339	34,401	52,938	65,858	13,840	52,018
ING Oppenheimer Main Street Portfolio® - Service Class	1,194	814,352	(813,158)	223,124	1,489,744	(1,266,620)
ING PIMCO Core Bond Portfolio - Service Class	65,878	135,248	(69,370)	130,434	234,868	(104,434)
ING PIMCO High Yield Portfolio - Service Class	62,515	123,964	(61,449)	115,659	199,852	(84,193)
ING Pioneer Fund Portfolio - Service Class	3,935	5,415	(1,480)	5,187	3,366	1,821
ING Pioneer Mid Cap Value Portfolio - Service Class	47,513	32,033	15,480	10,904	10,012	892
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	39,028	144,886	(105,858)	94,287	300,458	(206,171)

72

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service Class	19,505	65,235	(45,730)	40,656	107,821	(67,165)
ING Templeton Global Growth Portfolio - Service Class	8,796	46,862	(38,066)	31,614	65,041	(33,427)
ING UBS U.S. Allocation Portfolio - Service Class	-	1,157	(1,157)	315	315	-
ING Van Kampen Capital Growth Portfolio - Service Class	1,062	2,585	(1,523)	4,566	14,301	(9,735)
ING Van Kampen Global Franchise Portfolio - Service Class	26,717	22,406	4,311	31,826	9,570	22,256
ING Van Kampen Growth and Income Portfolio - Service Class	8,218	275,308	(267,090)	121,605	449,784	(328,179)
ING Van Kampen Real Estate Portfolio - Service Class	7,784	77,712	(69,928)	42,971	64,639	(21,668)
ING VP Index Plus International Equity Portfolio - Service Class	10,602	17,650	(7,048)	21,858	5,119	16,739
ING Wells Fargo Disciplined Value Portfolio - Service Class	3,188	26,876	(23,688)	16,309	50,217	(33,908)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	5,248	4,876	372	38,907	30,630	8,277
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	21,372	15,231	6,141	22,584	18,834	3,750
ING Columbia Small Cap Value II Portfolio - Service Class	31,249	14,849	16,400	29,889	3,279	26,610
ING Davis New York Venture Portfolio - Service Class	18,216	8,291	9,925	23,590	2,759	20,831
ING Fundamental Research Portfolio - Initial Class	10,138	2,787,642	(2,777,504)	3,606,127	828,624	2,777,503
ING Fundamental Research Portfolio - Service Class	11	938	(927)	743	574	169
ING JPMorgan International Portfolio - Service Class	2,466	21,678	(19,212)	30,576	26,050	4,526
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	1,083	2,629	(1,546)	5,103	1,254	3,849
ING Neuberger Berman Partners Portfolio - Service Class	2,345	47,136	(44,791)	161,174	25	161,149
ING Neuberger Berman Regency Portfolio - Service Class	8,212	6,611	1,601	7,933	2,428	5,505
ING Oppenheimer Global Portfolio - Service Class	20,822	10,979	9,843	19,788	2,875	16,913
ING T. Rowe Price Growth Equity Portfolio - Service Class	3,570	2,390	1,180	-	-	-
ING Templeton Foreign Equity Portfolio - Service Class	50,829	29,389	21,440	3,678	-	3,678
ING UBS U.S. Large Cap Equity Portfolio - Service Class	929	2,760	(1,831)	9,601	1,372	8,229
ING Van Kampen Comstock Portfolio - Service Class	26,378	25,822	556	54,845	14,335	40,510
ING Van Kampen Equity and Income Portfolio - Service Class	18,976	2,763	16,213	17,022	5,720	11,302
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	2,375,214	64,564	2,310,650	-	-	-
ING VP Growth and Income Portfolio - Class S	366	-	366	-	-	-

73

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	1,951	13,966	(12,015)	10,756	14,759	(4,003)
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	2,187	6,143	(3,956)	31,029	8,435	22,594
ING VP Index Plus MidCap Portfolio - Class S	21,495	15,472	6,023	47,253	23,154	24,099
ING VP Index Plus SmallCap Portfolio - Class S	12,011	18,308	(6,297)	90,412	23,454	66,958
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	13,441	1,722	11,719	1,676	51	1,625
ING VP SmallCap Opportunities Portfolio - Class S	906	2,324	(1,418)	27,886	29,886	(2,000)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	69,335	46,896	22,439	72,798	24,623	48,175
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity Portfolio	6,135	134,274	(128,139)	22,436	276,339	(253,903)
Legg Mason Partners Variable Investors Portfolio	3,004,441	403,939	2,600,502	-	-	-
Legg Mason Partners Variable Large Cap Value Portfolio	5,942	1,345,069	(1,339,127)	43,714	524,268	(480,554)
Legg Mason Partners Variable Lifestyle Allocation 50%	431	300,825	(300,394)	50,425	605,129	(554,704)
Legg Mason Partners Variable Lifestyle Allocation 70%	1,041	278,977	(277,936)	48,499	544,082	(495,583)
Legg Mason Partners Variable Lifestyle Allocation 85%	1,137	197,447	(196,310)	25,283	297,300	(272,017)
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	3,840	102,596	(98,756)	22,934	187,811	(164,877)
Legg Mason Partners Variable Money Market Portfolio	92,220	112,139	(19,919)	4,880,483	4,942,324	(61,841)

74

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

8.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	Columbia Small Cap Value Fund, Variable Series - Class B
	Contracts in accumulation period:
	Equi-Select Separate Account A	42,012.368	$ 12.85	$ 539,859
		42,012.368		$ 539,859

	Fidelity® VIP Equity-Income Portfolio - Service Class 2
	Contracts in accumulation period:
	Equi-Select Separate Account A	33,790.279	$ 12.99	$ 438,936
		33,790.279		$ 438,936

	Fidelity® VIP Contrafund® Portfolio - Service Class 2
	Contracts in accumulation period:
	Equi-Select Separate Account A	191,202.518	$ 15.21	$ 2,908,190
		191,202.518		$ 2,908,190

	ING AllianceBernstein Mid Cap Growth Portfolio - Service
	Class
	Contracts in accumulation period:
	Equi-Select Separate Account A	1,240,402.416	$ 22.65	$ 28,095,115
		1,240,402.416		$ 28,095,115

	ING American Funds Growth Portfolio
	Contracts in accumulation period:
	Equi-Select Separate Account A	372,190.297	$ 14.32	$ 5,329,765
		372,190.297		$ 5,329,765

	ING American Funds Growth-Income Portfolio
	Contracts in accumulation period:
	Equi-Select Separate Account A	211,797.862	$ 12.80	$ 2,711,013
		211,797.862		$ 2,711,013

	ING American Funds International Portfolio
	Contracts in accumulation period:
	Equi-Select Separate Account A	355,570.579	$ 16.94	$ 6,023,366
		355,570.579		$ 6,023,366

	ING BlackRock Large Cap Growth Portfolio - Service Class
	Contracts in accumulation period:
	Equi-Select Separate Account A	39,565.177	$ 12.93	$ 511,578
		39,565.177		$ 511,578

	ING BlackRock Large Cap Value Portfolio - Service Class
	Contracts in accumulation period:
	Equi-Select Separate Account A	12,975.608	$ 13.19	$ 171,148
		12,975.608		$ 171,148

	ING Capital Guardian U.S. Equities Portfolio - Service Class
	Contracts in accumulation period:
	Equi-Select Separate Account A	359,984.975	$ 12.23	$ 4,402,616
		359,984.975		$ 4,402,616

75

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING EquitiesPlus Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	193,246.677	$ 10.88	$ 2,102,524
	193,246.677		$ 2,102,524

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	12,257.059	$ 13.53	$ 165,838
	12,257.059		$ 165,838

ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	135.505	$ 12.94	$ 1,753
	135.505		$ 1,753

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	1,224,962.932	$ 14.97	$ 18,337,695
	1,224,962.932		$ 18,337,695

ING FMRSM Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	1,262.000	$ 10.86	$ 13,705
	1,262.000		$ 13,705

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	1,571,769.982	$ 26.15	$ 41,101,785
	1,571,769.982		$ 41,101,785

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	83,951.121	$ 11.06	$ 928,499
	83,951.121		$ 928,499

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	28,550.885	$ 11.89	$ 339,470
	28,550.885		$ 339,470

ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	54,222.675	$ 9.61	$ 521,080
	54,222.675		$ 521,080

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	45,654.691	$ 12.45	$ 568,401
	45,654.691		$ 568,401

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	102,290.291	$ 47.29	$ 4,837,308
	102,290.291		$ 4,837,308

76

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Technology Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	5,255.072	$ 13.30	$ 69,892
	5,255.072		$ 69,892

ING International Growth Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	846,524.510	$ 16.01	$ 13,552,857
	846,524.510		$ 13,552,857

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	250,190.896	$ 17.66	$ 4,418,371
	250,190.896		$ 4,418,371

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	269,677.857	$ 25.43	$ 6,857,908
	269,677.857		$ 6,857,908

ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	38,981.656	$ 12.69	$ 494,677
	38,981.656		$ 494,677

ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	8,082.607	$ 12.27	$ 99,174
	8,082.607		$ 99,174

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	176,799.946	$ 17.35	$ 3,067,479
	176,799.946		$ 3,067,479

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	55,746.491	$ 11.20	$ 624,361
	55,746.491		$ 624,361

ING LifeStyle Aggressive Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	312,839.203	$ 13.57	$ 4,245,228
	312,839.203		$ 4,245,228

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	632,519.859	$ 13.08	$ 8,273,360
	632,519.859		$ 8,273,360

77

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	500,800.402	$ 12.62	$ 6,320,101
	500,800.402		$ 6,320,101

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	328,448.023	$ 12.21	$ 4,010,350
	328,448.023		$ 4,010,350

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	371,936.720	$ 21.86	$ 8,130,537
	371,936.720		$ 8,130,537

ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	648,398.775	$ 16.95	$ 10,990,359
	648,398.775		$ 10,990,359

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	85,198.733	$ 14.02	$ 1,194,486
	85,198.733		$ 1,194,486

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	1,717,327.362	$ 19.09	$ 32,783,779
	1,717,327.362		$ 32,783,779

ING Marsico International Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	26,557.182	$ 18.05	$ 479,357
	26,557.182		$ 479,357

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	3,037,056.588	$ 27.86	$ 84,612,397
	3,037,056.588		$ 84,612,397

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	125,033.166	$ 18.46	$ 2,308,112
	125,033.166		$ 2,308,112

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	2,869,078.520	$ 25.14	$ 72,128,634
	2,869,078.520		$ 72,128,634

78

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	413,386.852	$ 15.16	$ 6,266,945
	413,386.852		$ 6,266,945

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	292,585.702	$ 12.13	$ 3,549,065
	292,585.702		$ 3,549,065

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	3,655.056	$ 13.10	$ 47,881
	3,655.056		$ 47,881

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	45,177.154	$ 12.56	$ 567,425
	45,177.154		$ 567,425

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	615,667.158	$ 49.06	$ 30,204,631
	615,667.158		$ 30,204,631

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	193,297.038	$ 34.97	$ 6,759,597
	193,297.038		$ 6,759,597

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	110,711.902	$ 26.69	$ 2,954,901
	110,711.902		$ 2,954,901

ING Van Kampen Capital Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	810.893	$ 15.51	$ 12,577
	810.893		$ 12,577

ING Van Kampen Global Franchise Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	45,844.531	$ 13.78	$ 631,738
	45,844.531		$ 631,738

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	901,923.309	$ 32.41	$ 29,231,334
	901,923.309		$ 29,231,334

79

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	103,427.838	$ 65.61	$ 6,785,900
	103,427.838		$ 6,785,900

ING VP Index Plus International Equity Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	9,690.418	$ 13.57	$ 131,499
	9,690.418		$ 131,499

ING Wells Fargo Disciplined Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	113,835.876	$ 24.32	$ 2,768,489
	113,835.876		$ 2,768,489

ING Wells Fargo Small Cap Disciplined Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	8,747.579	$ 10.88	$ 95,174
	8,747.579		$ 95,174

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	47,847.089	$ 13.08	$ 625,840
	47,847.089		$ 625,840

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	43,010.676	$ 10.21	$ 439,139
	43,010.676		$ 439,139

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	31,415.183	$ 11.43	$ 359,076
	31,415.183		$ 359,076

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	27,358.127	$ 14.62	$ 399,976
	27,358.127		$ 399,976

ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	3,679.396	$ 12.51	$ 46,029
	3,679.396		$ 46,029

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	116,357.479	$ 11.03	$ 1,283,423
	116,357.479		$ 1,283,423

80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	7,105.659	$ 10.17	$ 72,265
	7,105.659		$ 72,265

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	38,611.620	$ 14.55	$ 561,799
	38,611.620		$ 561,799

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	1,179.994	$ 10.17	$ 12,001
	1,179.994		$ 12,001

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	25,117.664	$ 12.71	$ 319,246
	25,117.664		$ 319,246

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	10,519.030	$ 12.55	$ 132,014
	10,519.030		$ 132,014

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	61,034.690	$ 11.66	$ 711,664
	61,034.690		$ 711,664

ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	35,483.463	$ 12.26	$ 435,027
	35,483.463		$ 435,027

ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Equi-Select Separate Account A	2,310,649.562	$ 9.96	$ 23,014,070
	2,310,649.562		$ 23,014,070

ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	366.122	$ 9.95	$ 3,643
	366.122		$ 3,643

ING VP Global Equity Dividend Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	60,817.724	$ 9.38	$ 570,470
	60,817.724		$ 570,470

81

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	22,794.891	$ 12.73	$ 290,179
	22,794.891		$ 290,179

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	54,209.514	$ 12.86	$ 697,134
	54,209.514		$ 697,134

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	87,070.221	$ 11.75	$ 1,023,075
	87,070.221		$ 1,023,075

ING VP Financial Services Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	14,772.104	$ 11.52	$ 170,175
	14,772.104		$ 170,175

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	4,536.603	$ 14.37	$ 65,191
	4,536.603		$ 65,191

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	113,906.409	$ 10.77	$ 1,226,772
	113,906.409		$ 1,226,772

Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	466,665.527	$ 18.47	$ 8,619,312
	466,665.527		$ 8,619,312

Legg Mason Partners Variable Investors Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	2,600,502.373	$ 9.73	$ 25,302,888
	2,600,502.373		$ 25,302,888

Legg Mason Partners Variable Lifestyle Allocation 50%
Contracts in accumulation period:
Equi-Select Separate Account A	1,387,551.655	$ 16.20	$ 22,478,337
	1,387,551.655		$ 22,478,337

Legg Mason Partners Variable Lifestyle Allocation 70%
Contracts in accumulation period:
Equi-Select Separate Account A	1,230,881.069	$ 14.91	$ 18,352,437
	1,230,881.069		$ 18,352,437

82

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Legg Mason Partners Variable Lifestyle Allocation 85%
Contracts in accumulation period:
Equi-Select Separate Account A	734,176.997	$ 15.59	$ 11,445,819
	734,176.997		$ 11,445,819

Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	392,151.014	$ 16.91	$ 6,631,274
	392,151.014		$ 6,631,274

Legg Mason Partners Variable Money Market Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	252,436.589	$ 13.39	$ 3,380,126
	252,436.589		$ 3,380,126

83

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

9. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005,
2004 and 2003, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Columbia Small Cap Value Fund, Variable Series -
Class B
2007	42	$12.85	$540	0.31%	1.40%	-3.89%
2006	57	$13.37	$766	0.33%	1.40%	17.69%
2005	79	$11.36	$891	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
2007	34	$12.99	$439	1.72%	1.40%	-0.15%
2006	29	$13.01	$376	2.95%	1.40%	18.27%
2005	5	$11.00	$50	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2007	191	$15.21	$2,907	0.85%	1.40%	15.67%
2006	156	$13.15	$2,050	1.07%	1.40%	9.86%
2005	108	$11.97	$1,296	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	1,240	$22.65	$28,079	-	1.40%	9.31%
2006	1,655	$20.72	$34,265	-	1.40%	0.34%
2005	2,215	$20.65	$45,707	-	1.40%	5.36%
2004	2,916	$19.60	$57,119	-	1.40%	17.86%
2003	3,525	$16.63	$58,593	-	1.40%	64.65%

84

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Funds Growth Portfolio
2007	372	$14.32	$5,328	0.25%	1.40%	10.24%
2006	316	$12.99	$4,099	0.17%	1.40%	8.07%
2005	180	$12.02	$2,165	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING American Funds Growth-Income Portfolio
2007	212	$12.80	$2,710	1.06%	1.40%	2.98%
2006	191	$12.43	$2,370	0.64%	1.40%	13.10%
2005	41	$10.99	$446	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING American Funds International Portfolio
2007	356	$16.94	$6,021	0.87%	1.40%	17.72%
2006	299	$14.39	$4,297	0.72%	1.40%	16.71%
2005	168	$12.33	$2,065	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2007	40	$12.93	$512	-	1.40%	5.21%
2006	57	$12.29	$706	-	1.40%	5.67%
2005	80	$11.63	$933	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Value Portfolio - Service
Class
2007	13	$13.19	$171	0.52%	1.40%	2.81%
2006	17	$12.83	$212	0.64%	1.40%	14.76%
2005	3	$11.18	$35	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

85

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Capital Guardian U.S. Equities Portfolio - Service
Class
2007	360	$12.23	$4,401	0.57%	1.40%	-1.77%
2006	548	$12.45	$6,818	0.44%	1.40%	8.73%
2005	717	$11.45	$8,207	0.44%	1.40%	4.66%
2004	1,064	$10.94	$11,656	0.20%	1.40%	7.78%
2003	926	$10.15	$9,397	0.06%	1.40%	34.79%
ING EquitiesPlus Portfolio - Service Class
2007	193	$10.88	$2,102	3.83%	1.40%	1.21%
2006	251	$10.75	$2,697	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Health Sciences Portfolio - Service
Class
2007	12	$13.53	$166	-	1.40%	7.04%
2006	18	$12.64	$226	-	1.40%	12.26%
2005	11	$11.26	$127	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Evergreen Omega Portfolio - Service Class
2007	-	$12.94	$2	-	1.40%	10.03%
2006	-	$11.76	$2	-	1.40%	4.16%
2005	2	$11.29	$27	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2007	1,225	$14.97	$18,327	0.20%	1.40%	12.90%
2006	392	$13.26	$5,197	-	1.40%	10.32%
2005	464	$12.02	$5,574	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

86

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Large Cap Growth Portfolio - Service
Class
2007	1	$10.86	$14	-	1.40%	2.07%
2006	1	$10.64	$6	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Mid Cap Growth Portfolio - Service
Class
2007	1,572	$26.15	$41,075	-	1.40%	-0.15%
2006	2,057	$26.19	$53,828	-	1.40%	3.11%
2005	2,838	$25.40	$72,048	-	1.40%	1.68%
2004	3,733	$24.98	$93,193	-	1.40%	13.44%
2003	4,553	$22.02	$100,199	-	1.40%	37.20%
ING Franklin Income Portfolio - Service Class
2007	84	$11.06	$928	1.21%	1.40%	1.19%
2006	21	$10.93	$233	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Franklin Mutual Shares Portfolio - Service Class
2007	29	$11.89	$339	(e)	1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2007	54	$9.61	$521	(e)	1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

87

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Real Estate Portfolio - Service Class
2007	46	$12.45	$568	4.91%	1.40%	-8.59%
2006	6	$13.62	$84	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Global Resources Portfolio - Service Class
2007	102	$47.29	$4,835	0.02%	1.40%	31.40%
2006	105	$35.99	$3,760	0.20%	1.40%	19.73%
2005	125	$30.06	$3,764	0.70%	1.40%	35.83%
2004	74	$22.13	$1,628	0.90%	1.40%	4.93%
2003	70	$21.09	$1,483	0.30%	1.40%	50.11%
ING Global Technology Portfolio - Service Class
2007	5	$13.30	$70	-	1.40%	8.13%
2006	5	$12.30	$56	-	1.40%	7.71%
2005	19	$11.42	$220	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING International Growth Opportunities Portfolio -
Service Class
2007	847	$16.01	$13,546	1.13%	1.40%	16.78%
2006	1,101	$13.71	$15,080	1.61%	1.40%	19.84%
2005	1,497	$11.44	$17,118	2.35%	1.40%	8.95%
2004	2,124	$10.50	$22,291	0.90%	1.40%	15.13%
2003	2,319	$9.12	$21,137	0.22%	1.40%	27.37%
ING Janus Contrarian Portfolio - Service Class
2007	250	$17.66	$4,416	-	1.40%	19.16%
2006	34	$14.82	$509	0.42%	1.40%	21.38%
2005	16	$12.21	$201	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

88

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	270	$25.43	$6,855	0.92%	1.40%	36.50%
2006	273	$18.63	$5,079	0.54%	1.40%	33.93%
2005	297	$13.91	$4,122	0.06%	1.40%	32.98%
2004	301	$10.46	$3,144	0.34%	1.40%	16.09%
2003	312	$9.01	$2,813	0.21%	1.40%	44.62%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	39	$12.69	$495	0.19%	1.40%	-3.06%
2006	42	$13.09	$545	-	1.40%	15.03%
2005	8	$11.38	$94	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Value Opportunities Portfolio -
Service Class
2007	8	$12.27	$99	0.68%	1.40%	-2.54%
2006	15	$12.59	$193	0.22%	1.40%	18.33%
2005	3	$10.64	$28	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Julius Baer Foreign Portfolio - Service Class
2007	177	$17.35	$3,066	0.07%	1.40%	14.82%
2006	151	$15.11	$2,275	-	1.40%	27.40%
2005	75	$11.86	$893	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Value Portfolio - Service Class
2007	56	$11.20	$624	-	1.40%	-7.28%
2006	63	$12.08	$765	-	1.40%	5.04%
2005	42	$11.50	$481	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

89

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Aggressive Growth Portfolio - Service
Class
2007	313	$13.57	$4,243	0.72%	1.40%	1.80%
2006	225	$13.33	$2,991	0.14%	1.40%	16.42%
2005	47	$11.45	$533	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Growth Portfolio - Service Class
2007	633	$13.08	$8,270	1.09%	1.40%	2.43%
2006	492	$12.77	$6,276	0.50%	1.40%	13.92%
2005	92	$11.21	$1,025	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2007	501	$12.62	$6,318	1.24%	1.40%	3.27%
2006	391	$12.22	$4,770	0.66%	1.40%	11.80%
2005	111	$10.93	$1,216	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Moderate Portfolio - Service Class
2007	328	$12.21	$4,009	1.65%	1.40%	3.47%
2006	267	$11.80	$3,148	1.06%	1.40%	9.87%
2005	88	$10.74	$949	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Limited Maturity Bond Portfolio - Service Class
2007	372	$21.86	$8,127	1.99%	1.40%	4.29%
2006	477	$20.96	$9,999	3.38%	1.40%	2.39%
2005	721	$20.47	$14,746	4.69%	1.40%	0.20%
2004	1,026	$20.43	$20,953	4.43%	1.40%	-0.05%
2003	1,409	$20.44	$28,787	0.66%	1.40%	1.39%

90

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Liquid Assets Portfolio - Service Class
2007	648	$16.95	$10,985	4.95%	1.40%	3.48%
2006	686	$16.38	$11,225	4.77%	1.40%	3.21%
2005	877	$15.87	$13,916	2.86%	1.40%	1.34%
2004	995	$15.66	$15,577	0.94%	1.40%	-0.51%
2003	1,471	$15.74	$23,144	0.79%	1.40%	-0.63%
ING Lord Abbett Affiliated Portfolio - Service Class
2007	85	$14.02	$1,193	1.68%	1.40%	2.71%
2006	123	$13.65	$1,672	0.81%	1.40%	15.97%
2005	162	$11.77	$1,904	1.07%	1.40%	3.98%
2004	294	$11.32	$3,325	0.62%	1.40%	8.33%
2003	326	$10.45	$3,403	0.17%	1.40%	29.49%
ING Marsico Growth Portfolio - Service Class
2007	1,717	$19.09	$32,763	-	1.40%	12.56%
2006	2,227	$16.96	$37,748	-	1.40%	3.48%
2005	2,934	$16.39	$48,061	-	1.40%	7.40%
2004	3,759	$15.26	$57,331	-	1.40%	10.90%
2003	4,384	$13.76	$60,288	-	1.40%	30.80%
ING Marsico International Opportunities Portfolio -
Service Class
2007	27	$18.05	$479	0.56%	1.40%	18.91%
2006	15	$15.18	$232	0.04%	1.40%	22.22%
2005	5	$12.42	$56	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Total Return Portfolio - Service Class
2007	3,037	$27.86	$84,572	2.79%	1.40%	2.54%
2006	3,893	$27.17	$105,726	2.26%	1.40%	10.36%
2005	5,275	$24.62	$129,806	2.19%	1.40%	1.48%
2004	6,547	$24.26	$158,767	1.73%	1.40%	9.58%
2003	7,716	$22.14	$170,749	0.47%	1.40%	15.13%

91

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Utilities Portfolio - Service Class
2007	125	$18.46	$2,308	0.77%	1.40%	25.58%
2006	72	$14.70	$1,060	0.06%	1.40%	28.95%
2005	20	$11.40	$229	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® - Service
Class
2007	2,869	$25.14	$72,087	0.99%	1.40%	2.78%
2006	3,682	$24.46	$90,010	1.04%	1.40%	13.35%
2005	4,949	$21.58	$106,729	0.91%	1.40%	4.25%
2004	6,387	$20.70	$132,145	0.76%	1.40%	11.29%
2003	7,848	$18.60	$145,894	0.20%	1.40%	22.85%
ING PIMCO Core Bond Portfolio - Service Class
2007	413	$15.16	$6,265	3.24%	1.40%	7.44%
2006	483	$14.11	$6,809	2.49%	1.40%	2.92%
2005	587	$13.71	$8,046	3.45%	1.40%	1.03%
2004	649	$13.57	$8,801	2.44%	1.40%	3.43%
2003	772	$13.12	$10,124	0.41%	1.40%	3.23%
ING PIMCO High Yield Portfolio - Service Class
2007	293	$12.13	$3,548	6.61%	1.40%	1.42%
2006	354	$11.96	$4,232	6.30%	1.40%	7.46%
2005	438	$11.13	$4,875	6.39%	1.40%	2.87%
2004	561	$10.82	$6,072	(b)	1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Fund Portfolio - Service Class
2007	4	$13.10	$48	-	1.40%	3.64%
2006	5	$12.64	$65	-	1.40%	15.12%
2005	3	$10.98	$36	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

92

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Mid Cap Value Portfolio - Service Class
2007	45	$12.56	$567	0.65%	1.40%	4.06%
2006	30	$12.07	$358	0.19%	1.40%	10.73%
2005	29	$10.90	$314	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	616	$49.06	$30,192	1.82%	1.40%	2.94%
2006	722	$47.66	$34,370	1.16%	1.40%	13.02%
2005	928	$42.17	$39,102	1.32%	1.40%	6.25%
2004	1,088	$39.69	$43,171	1.04%	1.40%	14.98%
2003	1,131	$34.52	$39,011	0.33%	1.40%	23.46%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	193	$34.97	$6,757	1.43%	1.40%	1.63%
2006	239	$34.41	$8,221	1.35%	1.40%	17.44%
2005	306	$29.30	$8,967	1.20%	1.40%	2.45%
2004	346	$28.60	$9,878	0.94%	1.40%	13.31%
2003	292	$25.24	$7,367	0.29%	1.40%	23.42%
ING Templeton Global Growth Portfolio - Service
Class
2007	111	$26.69	$2,954	1.05%	1.40%	0.95%
2006	149	$26.44	$3,932	0.93%	1.40%	20.24%
2005	182	$21.99	$4,005	0.76%	1.40%	8.33%
2004	229	$20.30	$4,641	0.51%	1.40%	9.43%
2003	193	$18.55	$3,581	-	1.40%	34.42%
ING Van Kampen Capital Growth Portfolio - Service
Class
2007	1	$15.51	$13	-	1.40%	19.58%
2006	2	$12.97	$30	-	1.40%	2.61%
2005	12	$12.64	$153	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Global Franchise Portfolio - Service
Class
2007	46	$13.78	$632	-	1.40%	8.16%
2006	42	$12.74	$529	1.78%	1.40%	19.62%
2005	19	$10.65	$205	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Growth and Income Portfolio -
Service Class
2007	902	$32.41	$29,216	1.52%	1.40%	1.15%
2006	1,169	$32.04	$37,434	1.13%	1.40%	14.39%
2005	1,497	$28.01	$41,913	1.03%	1.40%	8.52%
2004	1,769	$25.81	$45,644	0.91%	1.40%	12.51%
2003	1,988	$22.94	$45,570	0.24%	1.40%	26.11%
ING Van Kampen Real Estate Portfolio - Service
Class
2007	103	$65.61	$6,783	1.21%	1.40%	-18.89%
2006	173	$80.89	$14,016	1.20%	1.40%	35.70%
2005	195	$59.61	$11,619	1.07%	1.40%	15.17%
2004	241	$51.76	$12,476	1.48%	1.40%	35.82%
2003	216	$38.11	$8,222	0.19%	1.40%	35.82%
ING VP Index Plus International Equity Portfolio -
Service Class
2007	10	$13.57	$131	-	1.40%	6.68%
2006	17	$12.72	$213	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Disciplined Value Portfolio -
Service Class
2007	114	$24.32	$2,766	1.05%	1.40%	-5.07%
2006	138	$25.62	$3,520	0.55%	1.40%	13.56%
2005	171	$22.56	$3,865	0.59%	1.40%	4.35%
2004	199	$21.62	$4,289	0.28%	1.40%	11.04%
2003	215	$19.47	$4,182	0.08%	1.40%	29.28%

94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	9	$10.88	$95	-	1.40%	-5.06%
2006	8	$11.46	$96	0.48%	1.40%	17.90%
2005	-	$9.72	$1	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Baron Small Cap Growth Portfolio - Service Class
2007	48	$13.08	$626	-	1.40%	4.56%
2006	42	$12.51	$522	-	1.40%	13.62%
2005	38	$11.01	$418	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Columbia Small Cap Value II Portfolio - Service
Class
2007	43	$10.21	$439	-	1.40%	1.59%
2006	27	$10.05	$267	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Davis New York Venture Portfolio - Service Class
2007	31	$11.43	$359	0.33%	1.40%	2.70%
2006	21	$11.13	$239	-	1.40%	12.31%
2005	1	$9.91	$7	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan International Portfolio - Service Class
2007	27	$14.62	$400	1.55%	1.40%	8.22%
2006	47	$13.51	$629	0.14%	1.40%	20.20%
2005	42	$11.24	$473	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2007	4	$12.51	$46	-	1.40%	-3.25%
2006	5	$12.93	$68	-	1.40%	8.47%
2005	1	$11.92	$16	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Neuberger Berman Partners Portfolio - Service
Class
2007	116	$11.03	$1,282	0.27%	1.40%	7.09%
2006	161	$10.30	$1,659	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Regency Portfolio - Service
Class
2007	7	$10.17	$72	1.57%	1.40%	0.89%
2006	6	$10.08	$55	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Service Class
2007	39	$14.55	$562	1.25%	1.40%	4.83%
2006	29	$13.88	$399	0.09%	1.40%	15.96%
2005	12	$11.97	$142	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2007	1	$10.17	$12	(e)	1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Foreign Equity Portfolio - Service
Class
2007	25	$12.71	$319	1.11%	1.40%	13.69%
2006	4	$11.18	$41	(d)	1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2007	11	$12.55	$132	0.69%	1.40%	-0.48%
2006	12	$12.61	$156	0.40%	1.40%	12.69%
2005	4	$11.19	$46	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Comstock Portfolio - Service Class
2007	61	$11.66	$712	1.52%	1.40%	-3.64%
2006	60	$12.10	$732	0.71%	1.40%	14.26%
2005	20	$10.59	$211	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income Portfolio -
Service Class
2007	35	$12.26	$435	1.50%	1.40%	1.83%
2006	19	$12.04	$232	2.55%	1.40%	10.87%
2005	8	$10.86	$87	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Growth and Income Portfolio - Class I
2007	2,311	$9.96	$23,002	(e)	1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth and Income Portfolio - Class S
2007	-	$9.95	$4	(e)	1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Equity Dividend Portfolio
2007	61	$9.38	$570	4.67%	1.40%	1.52%
2006	73	$9.24	$672	3.87%	1.40%	25.54%
2005	77	$7.36	$566	3.15%	1.40%	2.94%
2004	91	$7.15	$651	0.66%	1.40%	7.84%
2003	85	$6.63	$563	-	1.40%	27.26%
ING VP Index Plus LargeCap Portfolio - Class S
2007	23	$12.73	$290	0.97%	1.40%	3.24%
2006	27	$12.33	$330	1.26%	1.40%	12.71%
2005	4	$10.94	$45	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus MidCap Portfolio - Class S
2007	54	$12.86	$697	0.46%	1.40%	3.79%
2006	48	$12.39	$597	0.41%	1.40%	7.55%
2005	24	$11.52	$277	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus SmallCap Portfolio - Class S
2007	87	$11.75	$1,023	0.09%	1.40%	-7.84%
2006	93	$12.75	$1,190	0.22%	1.40%	11.94%
2005	26	$11.39	$301	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Financial Services Portfolio - Class S
2007	15	$11.52	$170	2.84%	1.40%	-13.90%
2006	3	$13.38	$41	1.00%	1.40%	15.54%
2005	1	$11.58	$17	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP SmallCap Opportunities Portfolio - Class S
2007	5	$14.37	$65	-	1.40%	8.29%
2006	6	$13.27	$79	-	1.40%	10.77%
2005	8	$11.98	$95	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Intermediate Bond Portfolio - Class S
2007	114	$10.77	$1,227	3.96%	1.40%	4.16%
2006	91	$10.34	$946	5.18%	1.40%	2.38%
2005	43	$10.10	$437	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
2007	467	$18.47	$8,615	0.86%	1.40%	4.88%
2006	595	$17.61	$10,469	1.84%	1.40%	24.10%
2005	849	$14.19	$12,037	1.22%	1.40%	10.17%
2004	1,095	$12.88	$14,099	0.85%	1.40%	16.14%
2003	1,328	$11.09	$14,718	0.96%	1.40%	25.74%
Legg Mason Partners Variable Investors Portfolio
2007	2,601	$9.73	$25,291	(e)	1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

99

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Legg Mason Partners Variable Lifestyle Allocation 50%
2007	1,388	$16.20	$22,470	3.34%	1.40%	1.76%
2006	1,688	$15.92	$26,860	2.49%	1.40%	6.70%
2005	2,243	$14.92	$33,447	2.07%	1.40%	1.08%
2004	2,761	$14.76	$40,740	0.14%	1.40%	6.11%
2003	3,151	$13.91	$43,809	2.47%	1.40%	18.58%
Legg Mason Partners Variable Lifestyle Allocation 70%
2007	1,231	$14.91	$18,342	2.55%	1.40%	2.40%
2006	1,509	$14.56	$21,955	1.69%	1.40%	7.30%
2005	2,004	$13.57	$27,185	1.37%	1.40%	3.27%
2004	2,467	$13.14	$32,396	0.09%	1.40%	7.18%
2003	2,870	$12.26	$35,168	1.56%	1.40%	28.11%
Legg Mason Partners Variable Lifestyle Allocation 85%
2007	734	$15.59	$11,438	1.46%	1.40%	1.90%
2006	930	$15.30	$14,226	0.94%	1.40%	7.90%
2005	1,203	$14.18	$17,040	0.40%	1.40%	4.57%
2004	1,550	$13.56	$20,999	-	1.40%	9.09%
2003	1,850	$12.43	$22,983	0.59%	1.40%	34.96%
Legg Mason Partners Variable High Income Portfolio
2007	392	$16.91	$6,628	7.98%	1.40%	-1.11%
2006	491	$17.10	$8,391	6.85%	1.40%	9.40%
2005	656	$15.63	$10,245	7.16%	1.40%	1.23%
2004	812	$15.44	$12,539	7.73%	1.40%	8.89%
2003	947	$14.18	$13,418	7.45%	1.40%	25.71%
Legg Mason Partners Variable Money Market Portfolio
2007	252	$13.39	$3,379	4.61%	1.40%	3.48%
2006	272	$12.94	$3,522	4.54%	1.40%	3.19%
2005	334	$12.54	$4,189	2.78%	1.40%	1.37%
2004	413	$12.37	$5,108	0.80%	1.40%	-0.56%
2003	780	$12.44	$9,700	0.70%	1.40%	-0.72%

100

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ Notes to Financial Statements

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

101

PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
	(a)(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Operations for the years ended December 31, 2007, 2006, and 2005
		-	Balance Sheets as of December 31, 2007 and 2006
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2007, 2006, and 2005
		-	Statements of Cash Flows for the years ended December 31, 2007, 2006, and 2005
		-	Notes to Financial Statements
Financial Statements of Separate Account EQ:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and
2006
		-	Notes to Financial Statements

Exhibits:
(b)
(1)			Resolution of the board of directors of the Company authorizing the establishment of the Separate Account, incorporated herein by reference to Post-Effective Amendment
No. 4 to a Registration Statement on Form N-4, for Equitable Life Insurance Company
of Iowa Separate Account A filed with the Securities and Exchange Commission on
March 29, 1996 (File Nos. 033-79170, 811-08524).

(2)			Not Applicable.

(3)	a.		Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to an Initial Registration Statement on Form N-4, for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-
05626).

	b.		Form of Dealers Agreement, incorporated herein by reference to an Initial Registration
Statement on Form N-4, for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on June 22, 2001 (File
Nos. 333-63692, 811-05626).

	c.		Organizational Agreement, incorporated herein by reference to an Initial Registration
Statement on Form N-4, for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on June 22, 2001 (File
Nos. 333-63692, 811-05626).

	d.	Addendum to the Organizational Agreement, incorporated herein by reference to an
Initial Registration Statement on Form N-4, for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
June 22, 2001 (File Nos. 333-63692, 811-05626).

	e.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

	f.	Amendment to the Distribution Agreement between ING USA Annuity and Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-
05626).

	g.	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	a.	Individual Flexible Purchase Payment Deferred Variable Annuity Contract,
incorporated herein by reference to Post-Effective Amendment No. 10 to a
Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa
Separate Account A filed with the Securities and Exchange Commission on May 3,
1999 (File Nos. 033-79170, 811-08524).

	b.	ING USA Annuity and Life Insurance Company, Company Address and Name Change
Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

(5)		Application Form, incorporated herein by reference to Post-Effective Amendment No.
10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of
Iowa Separate Account A filed with the Securities and Exchange Commission on May
3, 1999 (File Nos. 033-79170, 811-08524).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING
USA Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File Nos. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated (04/23/99), incorporated herein by reference to an Initial Registration Statement on Form N-4, for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-
05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI
into GALIC and renamed ING USA Annuity and Life Insurance Company, dated
(06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.	Form of Fund Participation Agreement among Equitable Life Insurance Company of
Iowa and Smith Barney/ Travelers Series Fund, Inc., incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4, for
Equitable Life Insurance Company of Iowa Separate Account A filed with the
Securities and Exchange Commission on February 9, 1996 (File Nos. 033-79170, 811-
08524).

	b.	Fund Participation Agreement among Equitable Life Insurance Company of Iowa,
Smith Barney Concert Allocation Series Inc. and Travelers Investment Advisers, Inc.
incorporated herein by reference to Post-Effective Amendment No. 10 to a
Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa
Separate Account A filed with the Securities and Exchange Commission on May 3,
1999 (File Nos. 033-79170, 811-08524).

	c.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., Participation Agreement by and
between ING Investors Trust, Golden American Life Insurance Company and Directed
Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 21, 2005 (File Nos. 333-70600, 811-05626).

	d.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc.,
incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

e.	Participation Agreement among Equitable Life Insurance Company of Iowa, ING
Variable Insurance Trust, ING Mutual Funds Management Co. LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective Amendment No.
11 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of
Iowa Separate Account A filed with the Securities and Exchange Commission on April
25, 2000 (File Nos. 033-79170, 811-08524).

f.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

g.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

h.	Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden
American Life Insurance Company and Aeltus Investment Management, Inc.,
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 30, 2002 (File
Nos. 333-70600, 811-05626).

i.	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Aetna Life Insurance and Annuity Company,
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 30, 2002 (File
Nos. 333-70600, 811-05626).

j.	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Aetna Life Insurance and Annuity
Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
2002 (File Nos. 333-70600, 811-05626).

k.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

l.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 26, 2002 (File
Nos. 033-23351, 811-05626).

m.	Amendment to Participation Agreement by and between Fidelity Distributors
Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-
33914, 811-05626).

n.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

o.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No.
333-117260), as filed on October 23, 2007.

p.	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc., incorporated herein by reference to
Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

q.	Participation Agreement among Equitable Life Insurance Company of Iowa, PIMCO
Variable Insurance Trust and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-
4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the
Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-
08524).

r.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors
LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

	s.	Participation Agreement among Equitable Life Insurance Company of Iowa, The
Prudential Series Fund, Inc., The Prudential Insurance Company of America and
Prudential Management Services LLC, incorporated herein by reference to Post-
Effective Amendment No. 11 to a Registration Statement on Form N-4, for Equitable
Life Insurance Company of Iowa Separate Account A filed with the Securities and
Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

	t.	Amendment to Participation Agreement by and between Golden American Life
Insurance Company The Prudential Series Fund, Inc., The Prudential Insurance
Company of America and Prudential Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form
N-4, for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679,
811-05626).

	u.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of
October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. incorporated by reference to Post-Effective Amendment
No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626)

	v.	Rule 22c-2 Agreement, dated April 16, 2007, and is effective as of October 16, 2007, between Legg Mason Investor Services, LLC (the “Fund Agent”) as principal underwriter, on behalf of each of the funds listed on the attached Schedule A (the
“Fund(s)”) and ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc., attached.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Valerie G. Brown*	5870 Powers Ferry Road	President
Atlanta, GA 30327-4390
Robert G. Leary*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
David A. Wheat*	5780 Powers Ferry Road	Chief Financial Officer, Director and
	Atlanta, GA 30327-4390	Executive Vice President
Kathleen A. Murphy*	One Orange Way	Director
Windsor, CT 06095-4774
Thomas J. McInerney*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Bridget M. Healy*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Michel G. Perreault	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant
	Atlanta, GA 30327-4390	Treasurer
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief Compliance
	West Chester, PA 19380	Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401
*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13 attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company
(File No. 333-105479), as filed with the Securities and Exchange Commission on April 11, 2008.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 31, 2008, there are 10,860 qualified contract owners and 8137non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the
principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of
ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of
Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name	Principal Business Address	Positions and Offices with Underwriter
A. Bayard Closser		President and Director
Robert J. Hughes		Director
Shaun P. Mathews	10 State House Square,	Director and Executive Vice President
Hartford, CT 06103
Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President and Assistant
	Scottsdale, AZ 85258	Secretary
Laurie M. Tillinghast	10 State House Square	Senior Vice President
Hartford, CT 06103
Stanley D. Vyner	230 Park Ave 13th Floor	Senior Vice President
New York, NY 10169
Richard E. Gelfand		Chief Financial Officer
Beth G. Shanker	1290 Broadway	Broker Dealer Chief Compliance Officer
Denver, CO 80203
Joseph M. O’Donnell	7337 E Doubletree Ranch Road,	Investment Advisory Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President
Julius A. Drelick, III	7337 E Doubletree Ranch Road,	Vice President
Scottsdale, AZ 85258
William A. Evans	10 State House Square	Vice President
Hartford, CT 06103
Todd R. Modic	7337 E Doubletree Ranch Road,	Vice President
Scottsdale, AZ 85258
David S. Pendergrass	7337 E Doubletree Ranch Road,	Vice President and Treasurer
Scottsdale, AZ 85258
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
Joy M. Benner	20 Washington Avenue South,	Secretary
Minneapolis, MN 55401
Diana R. Cavender	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
G. Stephen Wastek	7337 E Doubletree Ranch Road,	Assistant Secretary
Scottsdale, AZ 85258
Bruce Kuennen		Attorney-in-Fact

(c)
	2007 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$553,818,186	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect
Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania,
on the 16th day of April, 2008.

SEPARATE ACCOUNT EQ
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:

Valerie G. Brown*
President (Principal Executive Officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2008.

Signatures	Officer Titles
President

Valerie G. Brown*	(Principal Executive Officer)
Chief Accounting Officer

Steven T. Pierson*
DIRECTORS
Chief Financial Officer

David A. Wheat*

Robert G. Leary*

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*

Bridget M. Healy*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(8)v	Rule 22c-2 Agreement, dated April 16, 2007, and is effective as of	EX-99.B8V
October 16, 2007, between Legg Mason Investor Services, LLC
(the “Fund Agent”) as principal underwriter, and ING Life
Insurance and Annuity Company.
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13